                                               File Nos. 33-79170, 811-8524
                                                     Filed under Rule 497(c)

--------------------------------------------------------------------------------

                           [LOGO of Variable Annuity
                                Equi-Select(R)]

--------------------------------------------------------------------------------

Prospectus

May 1, 1998
Equitable Life Insurance Company
of Iowa Separate Account A

May 1, 1998
Equi-Select Series Trust

May 1, 1998
The GCG Trust

April 30, 1998
Warburg Pincus Trust

May 1, 1998
The GCG Trust

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA

Home Office:               Administered at:           Mailing Address:
909 Locust Street          Customer Service Center    P.O. Box 9271
Des Moines, Iowa 50309     Wilmington, DE 19801       Des Moines, Iowa 50306-
(800) 344-6864                                        9271

          INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND
                            FIXED ANNUITY CONTRACTS
                                   ISSUED BY
          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                      AND
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA

  The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of monthly annuity payments on a fixed basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis.

  At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account. The Separate Account invests in shares of Equi-Select Series Trust, Warburg Pincus Trust and The GCG Trust (individually a "Trust," and collectively, "the Trusts"). The Separate Account may invest in other Investment Options. Equi-Select Series Trust is a series fund with nine Portfolios currently available: Advantage Portfolio, International Fixed Income Portfolio, Money Market Portfolio, Mortgage-Backed Securities Portfolio, OTC Portfolio, Research Portfolio, Total Return Portfolio, Growth & Income Portfolio and Value + Growth Portfolio. Upon obtaining approval of regulatory authorities, the nine currently available Portfolios of the Equi-Select Series Trust will be replaced by similar Portfolios of the GCG Trust. Warburg Pincus Trust is a series fund with four portfolios, one of which is currently available in connection with the Contracts: International Equity Portfolio. The GCG Trust is a series fund with sixteen operational series, three of which are currently available in connection with the Contracts: Fully Managed Series, Rising Dividends Series and Small Cap Series.

  Shares of certain Portfolios of the Investment Options may not be available for sale in all states. The Prospectuses of the Investment Options, which must accompany this Prospectus, may contain Portfolios not currently available in connection with the Contracts.

  This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information (the "SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the SAI can be found on the last page of this Prospectus. For the SAI, call (800) 344-6864 or write to the Company at the address listed above. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Contracts and the Separate Account.

  THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

INQUIRIES:

  Any inquiries can be made by telephone or in writing to Equitable Life Insurance Company of Iowa at (800) 344-6864 or P.O. Box 9271, Des Moines, Iowa 50306-9271.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  This Prospectus and the SAI are dated May 1, 1998.

  This Prospectus should be kept for future reference.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   1
HIGHLIGHTS.................................................................   3
FEE TABLE..................................................................   5
CONDENSED FINANCIAL INFORMATION............................................   9
THE COMPANY................................................................  10
THE SEPARATE ACCOUNT.......................................................  11
INVESTMENT OPTIONS.........................................................  11
 Proposed Trust Consolidation..............................................  11
 Equi-Select Series Trust..................................................  12
 Warburg Pincus Trust......................................................  13
 The GCG Trust.............................................................  14
 Voting Rights.............................................................  15
 Substitution of Securities................................................  15
CHARGES AND DEDUCTIONS.....................................................  17
 Deduction for Withdrawal Charge (Sales Load)..............................  17
 Reduction or Elimination of the Withdrawal Charge.........................  18
 Deduction for Mortality and Expense Risk Charge...........................  18
 Deduction for Administrative Charge.......................................  18
 Deduction for Annual Contract Maintenance Charge..........................  19
 Deduction for Premium Taxes...............................................  19
 Deduction for Income Taxes................................................  19
 Deduction for Expenses of the Investment Options..........................  19
 Deduction for Transfer Fee................................................  19
THE CONTRACTS..............................................................  20
 Ownership.................................................................  20
 Annuitant.................................................................  20
 Assignment................................................................  20
 Beneficiary...............................................................  20
PURCHASE PAYMENTS AND CONTRACT VALUE.......................................  21
 Purchase Payments.........................................................  21
 Allocation of Purchase Payments...........................................  21
 Dollar Cost Averaging.....................................................  22
 Automatic Portfolio Rebalancing...........................................  22
 Contract Value............................................................  22
 Accumulation Unit.........................................................  23
TRANSFERS..................................................................  23
WITHDRAWALS................................................................  24
 Automatic Withdrawals.....................................................  25
 Texas Optional Retirement Program.........................................  25
 Suspension of Payments or Transfers.......................................  25
CONTRACT PROCEEDS..........................................................  26
 Maturity Proceeds.........................................................  26
 Death Proceeds............................................................  26
 Death of the Annuitant....................................................  27
 Death of Owner............................................................  27
 Trust Beneficiary.........................................................  27
 Fixed Payment Plans.......................................................  27
  Plan A. Interest.........................................................  28
  Plan B. Fixed Period.....................................................  28
  Plan C. Life Income......................................................  28

                                                                            PAGE
                                                                            ----
DISTRIBUTOR................................................................  28
ADMINISTRATION.............................................................  29
YEAR 2000..................................................................  29
PERFORMANCE INFORMATION....................................................  29
 Money Market Portfolio....................................................  29
 Other Portfolios..........................................................  29
 Comparisons...............................................................  30
TAX STATUS.................................................................  32
 General...................................................................  32
 Diversification...........................................................  32
 Owner Control.............................................................  33
 Multiple Contracts........................................................  33
 Contracts Owned by Other than Natural Persons.............................  33
 Tax Treatment of Assignments, Transfers or Exchanges......................  33
 Income Tax Withholding....................................................  34
 Tax Treatment of Withdrawals--Non-Qualified Contracts.....................  34
 Qualified Plans...........................................................  34
 Tax Treatment of Withdrawals--Qualified Contracts.........................  37
 Tax-Sheltered Annuities--Withdrawal Limitations...........................  38
FINANCIAL STATEMENTS.......................................................  38
LEGAL PROCEEDINGS..........................................................  38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  39

                                  DEFINITIONS

  ACCUMULATION PERIOD -- The period during which Purchase Payments may be made prior to the Maturity Date.

  ACCUMULATION UNIT -- A unit of measure used to calculate the Contract Value in a Subaccount of the Separate Account prior to the Maturity Date.

  AGE -- The Annuitant's age on his or her last birthday.

  ANNUITANT -- The natural person on whose life Annuity Payments are based.

  ANNUITY PAYMENTS -- The series of payments after the Maturity Date under the Payment Plan selected.

  BENEFICIARY -- The person the Owner has chosen to receive the Proceeds on the Annuitant's death as shown on the Company's records. There may be different classes of Beneficiaries, such as primary and contingent. These classes set the order of payment. There may be more than one Beneficiary in a class.

  COMPANY -- Equitable Life Insurance Company of Iowa.

  CONTRACT ANNIVERSARY -- An anniversary of the Issue Date of the Contract.

  CONTRACT YEAR -- One year from the Issue Date and from each Contract Anniversary.

  FIXED ACCOUNT -- The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

  INVESTMENT OPTION -- An investment entity the Company may make available from time to time.

  ISSUE DATE/DATE OF ISSUE -- The effective date of the Contract.

  MATURITY DATE -- The date on which Annuity Payments begin.

  NON-QUALIFIED CONTRACTS -- Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

  OWNER -- The person(s) who owns the Contract. The Owner may be someone other than the Annuitant. There may be Joint Owners.

  PORTFOLIO -- A segment of an Investment Option which constitutes a separate and distinct class of shares, which may also be referred to as a Series.

  PROCEEDS -- Proceeds are the amounts payable under the Contract.

  PURCHASE PAYMENT -- An amount paid to the Company to provide benefits under the Contract. A Purchase Payment does not include transfers between the Separate Account and the Fixed Account or among Subaccounts.

  PURCHASE PAYMENT ANNIVERSARY -- The anniversary of a Purchase Payment.

  QUALIFIED CONTRACTS -- Contracts issued under qualified plans which receive favorable tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

  SEPARATE ACCOUNT -- A separate investment account of the Company designated as Equitable Life Insurance Company of Iowa Separate Account A, into which Purchase Payments or Contract Values may be allocated.

  SUBACCOUNT -- A segment of the Separate Account representing an investment in an Investment Option.

  VALUATION DATE -- The Separate Account will be valued each day that the New York Stock Exchange and the Company's Customer Service Center both are open for business.

  VALUATION PERIOD -- The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

                                  HIGHLIGHTS

  At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account (see below). The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust"), Warburg Pincus Trust (see "Warburg Pincus Trust") and The GCG Trust (see "The GCG Trust"). The Separate Account may invest in other Investment Options. Owners bear the investment risk for all amounts allocated to the Separate Account.

  Within twenty (20) days of the date of receipt of the Contract by the Owner (or within ten (10) days of the date of receipt with respect to the circumstances described in (a) and (b) below or in states where required or, within thirty (30) days in the case of a Contract issued in the state of California to an individual who is sixty (60) years of age or older), it may be returned by delivering or mailing it to the Company at its Customer Service Center. When the Contract is received at the Customer Service Center, the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company except in the following circumstances: (a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts (including Contracts purchased pursuant to an Individual Retirement Annuity) which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and
(c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial purchase payments to the Money Market Subaccount until the expiration of fifteen days from the Issue Date (or twenty-five days in the case of Contracts described under (c) above). Upon the expiration of the fifteen day period (or twenty-five day period with respect to Contracts described under (c)), the Subaccount value of the Money Market Subaccount will be allocated to the Separate Account or Fixed Account in accordance with the election made by the Owner in the Application. In Pennsylvania, when the Contract is purchased pursuant to an Individual Retirement Annuity and is not deemed to be replacing an existing annuity or insurance contract, the Owner may return the Contract within twenty
(20) days of receipt. Further, in Pennsylvania when the Contract is received at the Customer Service Center during the first seven days, the Company will refund the greater of Purchase Payments, less withdrawals or the Contract Value, thereafter (days 8-20), the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company. In Oregon, when the Contract is purchased pursuant to an Individual Retirement Annuity, the Owner may return the Contract within twenty (20) days of receipt. Further, when the Contract is received at the Customer Service Center during the first ten days, the Company will refund the greater of the initial Purchase Payment, less any withdrawals or the Contract Value as of the date of cancellation. Thereafter (days 11-20), the Company will refund the Contract Value as of the date of cancellation. The initial Purchase Payment will be allocated to the Money Market Sub-Account as described above.

  A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn:

                          TABLE OF WITHDRAWAL CHARGES

PURCHASE PAYMENT ANNIVERSARY                            WITHDRAWAL CHARGE
----------------------------                            -----------------
    1......................................... 8% of the Purchase Payment withdrawn
    2......................................... 7% of the Purchase Payment withdrawn
    3......................................... 6% of the Purchase Payment withdrawn
    4......................................... 5% of the Purchase Payment withdrawn
    5......................................... 4% of the Purchase Payment withdrawn
    6......................................... 3% of the Purchase Payment withdrawn
    7......................................... 2% of the Purchase Payment withdrawn
    8......................................... 1% of the Purchase Payment withdrawn
    9 and after............................... 0% of the Purchase Payment withdrawn

  At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

  There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge.")

  There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge.")

  There is an Annual Contract Maintenance Charge of $30 each Contract Year prior to the Maturity Date. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge.")

  Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Premium taxes generally range from 0% to 4%. (See "Charges and Deductions -- Deduction for Premium Taxes.")

  Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Subaccount to another Subaccount or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Fee.")

  There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is at least 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

  For Contracts purchased in connection with 403(b) plans, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax Sheltered Annuities -- Withdrawal Limitations.")

  See "Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

  Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                   FEE TABLE

OWNER TRANSACTION EXPENSES

Withdrawal Charge (see Note 2 below)
(as a percentage of Purchase Payments withdrawn)

     PURCHASE PAYMENT ANNIVERSARY                                           CHARGE
     ----------------------------                                           ------
         1.................................................................   8%
         2.................................................................   7%
         3.................................................................   6%
         4.................................................................   5%
         5.................................................................   4%
         6.................................................................   3%
         7.................................................................   2%
         8.................................................................   1%
         9+................................................................   0%

Transfer Fee (See Note 3 below)....... No charge for first 12 transfers in a
                                       Contract Year; thereafter the fee is the
                                       lesser of 2% of the Contract Value
                                       transferred or $25.
Annual Contract Maintenance Charge.... $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

     Mortality and Expense Risk Charge.................................... 1.25%
     Administrative Charge................................................  .15%
                                                                           ----
     Total Separate Account Annual Expenses............................... 1.40%

EQUI-SELECT SERIES TRUST'S ANNUAL EXPENSES (prior to Trust Consolidation) (as a percentage of the average daily net assets of a Portfolio)

                                               OTHER           TOTAL ANNUAL
                                           EXPENSES AFTER     EXPENSES AFTER
PORTFOLIOS CURRENTLY          MANAGEMENT      EXPENSE            EXPENSE
AVAILABLE                     FEES(/1/)  REIMBURSEMENT(/2/) REIMBURSEMENT(/2/)
--------------------          ---------- ------------------ ------------------
Advantage Portfolio..........   .50 %           .30%               .80 %
International Fixed Income
 Portfolio...................   .85 %           .98%              1.83 %
Money Market Portfolio.......   .375%           .30%               .675%
Mortgage-Backed Securities
 Portfolio...................   .75 %           .50%              1.25 %
OTC Portfolio................   .80 %           .19%               .99 %
Research Portfolio...........   .80 %           .16%               .96 %
Total Return Portfolio.......   .80 %           .17%               .97 %
Growth & Income Portfolio....   .95 %           .17%              1.12 %
Value + Growth Portfolio.....   .95 %           .25%              1.20 %

THE GCG TRUST ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Series or on the combined average daily net assets of the indicated groups of Series)

                                                                     TOTAL ANNUAL
SERIES CURRENTLY AVAILABLE  MANAGEMENT FEES(/1/) OTHER EXPENSES(/3/)   EXPENSES
--------------------------  -------------------- ------------------- ------------
Fully Managed Series....           0.99%                0.01%           1.00%
Rising Dividend Series..           0.99%                0.01%           1.00%
Small Cap Series........           0.99%                0.01%           1.00%

SERIES ADDED TO
THE GCG TRUST AND/OR                               OTHER EXPENSES        TOTAL EXPENSES
AVAILABLE AFTER                                     AFTER EXPENSE        AFTER EXPENSE
TRUST CONSOLIDATION(/4/)  MANAGEMENT FEES(/1/) REIMBURSEMENT(/2/)(/5/) REIMBURSEMENT(/5/)
------------------------  -------------------- ----------------------- ------------------
Mid-Cap Growth Se-
 ries(/6/)(/7/).........         0.96%                  0.01%                0.97%
Research Series(/6/)....         0.96%                  0.00%                0.96%
Total return Se-
 ries(/6/)..............         0.96%                  0.01%                0.97%
Growth & Income and
 Value + Growth Se-
 ries(/8/)..............         1.10%                  0.01%                1.11%
Global Fixed Income Se-
 ries(/9/)..............         1.60%                  0.00%                1.60%
Limited Maturity
 Bond(/10/) and Liquid
 Asset Series(/11/)...           0.60%                  0.01%                0.61%

WARBURG PINCUS TRUST'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                     OTHER
                                                   EXPENSES
                                                 AFTER EXPENSE TOTAL OPERATING
                                 MANAGEMENT FEES REIMBURSEMENT    EXPENSES
                                 --------------- ------------- ---------------
International Equity Portfo-
 lio(/12/)......................      1.00%          0.36%          1.36%

(1) Fees decline as combined assets increase (see Trust Prospectuses for details)
(2) Directed Services, Inc. ("DSI"), the manager of the Equi-Select Series Trust has agreed to reimburse expenses to maintain total expenses at the levels shown for the Advantage Portfolio, the Money Market Portfolio and the Mortgage-Backed Securities Portfolio. Without this agreement, Other Expenses and Total Expenses would be 0.61%, 0.335% and 0.74% and 1.11%, 0.71% and 1.49%, respectively, for the Advantage Portfolio, the Money Market Portfolio and the Mortgage-Back Securities Portfolio, respectively. This agreement is voluntary and may be terminated at any time.
(3) Other expenses generally consist of independent trustees' fees and expenses and certain expenses associated with investing in international markets.
(4) See Proposed Trust Consolidation for details. Upon Trust Consolidation, the Equi-Select Series Trust will cease to exist and new GCG Trust Series will be substituted for the Equi-Select Series Trust Portfolios.
(5) DSI, the manager of The GCG Trust ("GCG"), has agreed voluntarily to reimburse expenses and waive management fees, if necessary, to maintain total expenses at the levels shown for the Research and the Global Fixed Income Series. This agreement will remain in place through December 31, 1999, and after that time may be terminated at any time. Without this agreement and based on current estimates, Total Expenses would be 0.98% and 1.65%, for the Research and the Global Fixed Income Series, respectively.
(6) After Trust Consolidation (See Proposed Trust Consolidation), the assets of the Mid-Cap Growth Series (formerly the OTC Portfolio), the Research Series and the Total Return Series will be combined to determine the actual fee payable to DSI.
(7) The OTC Portfolio prior to Trust Consolidation.
(8) After Trust Consolidation (see Proposed Trust Consolidation), the assets of the Growth & Income, the Value + Growth and certain other series of GCG will be combined to determine the actual fee payable to DSI.
(9) The International Fixed Income Portfolio prior to Trust Consolidation.
(10) The Mortgage-Backed Securities Portfolio and the Advantage Portfolio prior to Trust Consolidation.
(11) The Money Market Portfolio prior to Trust Consolidation.
(12) Total Operating Expenses are based on actual expenses for the fiscal year ended December 31, 1997. Other expenses for the Portfolio were reduced by .01% for the fiscal year ended December 31, 1997 as a result of certain arrangements that served to offset portions of the Portfolio's transfer agent expenses. After reflecting these arrangements, "Total Operating Expenses (after fee waivers)" for the Portfolio were 1.35% for the fiscal year ended December 31, 1997.

EXAMPLES

  An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if the Contract is fully surrendered at the end of each time period or if Payment Plan A -- Option 2 is elected;

    (b) if the Contract is not surrendered;

SUBACCOUNTS INVESTING IN:

                                                TIME PERIODS
                               -----------------------------------------------
                                 1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                 ------      -------     -------    --------
EQUI-SELECT SERIES TRUST
Advantage Portfolio...........  a) $103.28  a) $125.65  a) $158.58  a) $262.02
                                b) $ 23.28  b) $ 71.65  b) $122.58  b) $262.02
International Fixed Income
 Portfolio....................  a) $111.27  a) $149.54  a) $198.22  a) $340.06
                                b) $ 31.27  b) $ 95.54  b) $162.22  b) $340.06
Money Market Portfolio........  a) $102.02  a) $121.87  a) $152.24  a) $249.21
                                b) $ 22.02  b) $ 67.87  b) $116.24  b) $249.21
Mortgage-Backed Securities
 Portfolio....................  a) $107.78  a) $139.16  a) $181.08  a) $306.75
                                b) $ 27.78  b) $ 85.16  b) $145.08  b) $306.75
OTC Portfolio.................  a) $105.18  a) $131.38  a) $168.14  a) $281.17
                                b) $ 25.18  b) $ 77.38  b) $132.14  b) $281.17
Research Portfolio............  a) $104.88  a) $130.48  a) $166.64  a) $278.18
                                b) $ 24.88  b) $ 76.48  b) $130.64  b) $278.18
Total Return Portfolio........  a) $104.98  a) $130.78  a) $167.14  a) $279.18
                                b) $ 24.98  b) $ 76.78  b) $131.14  b) $279.18
Growth & Income Portfolio.....  a) $106.48  a) $135.28  a) $174.63  a) $294.05
                                b) $ 26.48  b) $ 81.28  b) $138.63  b) $294.05
Value + Growth Portfolio......  a) $107.28  a) $137.67  a) $178.61  a) $301.89
                                b) $ 27.28  b) $ 83.67  b) $142.61  b) $301.89
THE GCG TRUST
Fully Managed Series..........  a) $105.18  a) $131.38  a) $168.14  a) $281.17
                                b) $ 25.18  b) $ 77.38  b) $132.14  b) $281.17
Rising Dividends Series.......  a) $105.18  a) $131.38  a) $168.14  a) $281.17
                                b) $ 25.18  b) $ 77.38  b) $132.14  b) $281.17
Small Cap Series..............  a) $105.18  a) $131.38  a) $168.14  a) $281.17
                                b) $ 25.18  b) $ 77.38  b) $132.14  b) $281.17

WARBURG PINCUS TRUST
International Equity Portfo-
 lio..........................   a) $108.88  a) $142.44  a) $186.50  a) $317.36
                                 b) $ 28.88  b) $ 88.44  b) $150.50  b) $317.36
GCG SERIES ADDED UPON TRUST
 CONSOLIDATION
Limited Maturity Bond Se-
 ries*........................   a) $101.37  a) $119.89  a) $148.92  a) $242.48
                                 b) $ 21.37  b) $ 65.89  b) $112.92  b) $242.48
Global Fixed Income Series**..   a) $111.27  a) $149.54  a) $198.22  a) $340.06
                                 b) $ 31.27  b) $ 95.54  b) $162.22  b) $340.06
Liquid Asset Series***........   a) $101.37  a) $119.89  a) $148.92  a) $242.48
                                 b) $ 21.37  b) $ 65.89  b) $112.92  b) $242.48
Mid-Cap Growth Series****.....   a) $104.98  a) $130.78  a) $167.14  a) $279.18
                                 b) $ 24.98  b) $ 76.78  b) $131.14  b) $279.18
Research Series...............   a) $104.88  a) $130.48  a) $166.64  a) $278.18
                                 b) $ 24.88  b) $ 76.48  b) $130.64  b) $278.18
Total Return Series...........   a) $104.98  a) $130.78  a) $167.14  a) $279.18
                                 b) $ 24.98  b) $ 76.78  b) $131.14  b) $279.18
Growth & Income Series........   a) $106.28  a) $134.68  a) $173.64  a) $292.08
                                 b) $ 26.28  b) $ 80.68  b) $137.64  b) $292.08
Value + Growth Portfolio......   a) $106.28  a) $134.68  a) $173.64  a) $292.08
                                 b) $ 26.28  b) $ 80.68  b) $137.64  b) $292.08

* The Advantage Portfolio and the Mortgage-Backed Securities Portfolio prior to Trust Consolidation
** The International Fixed Income Portfolio prior to Trust Consolidation
*** The Money Market Portfolio prior to Trust Consolidation
**** The OTC Portfolio prior to Trust Consolidation

NOTES TO FEE TABLE AND EXAMPLES

 1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Equi-Select Series Trust, Warburg Pincus Trust and The GCG Trust.

 2. At any time, the Owner may make a withdrawal without the imposition of a Withdrawal Charge, of an amount equal to the sum: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payment made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

 3. If the Owner is participating in the Automatic Portfolio Rebalancing program or Dollar Cost Averaging program such transfers are currently not taken into account in determining the number of transfers for the year or in determining any Transfer Fee. (See "Charges and Deductions --
     Deduction for Transfer Fee," "Purchase Payments and Contract Value -- Dollar Cost Averaging" and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing.")

 4. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions -- Deduction for Premium Taxes.")

 5. The Examples assume an estimated $31,000 Contract Value so that the Annual Contract Maintenance Charge per $1,000 of net asset value in the Separate Account is $0.97. Such charge would be higher for smaller Contract Values and lower for higher Contract Values.

 6. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

  The financial statements of Equitable Life Insurance Company of Iowa and Equitable Life Insurance Company of Iowa Separate Account A may be found in the Statement of Additional Information.

  The table below gives per unit information about the financial history of the Advantage, International Fixed Income, Money Market, Mortgage-Backed Securities, OTC, Research and Total Return Subaccounts invested in Equi-Select Series Trust from commencement of operations (October 7, 1994) to December 31, 1997. The table below gives per unit information about the financial history of the Growth & Income and Value + Growth Subaccounts invested in Equi-Select Series Trust from commencement of operations (April 1, 1996) to December 31, 1997. The table below also gives per unit information about the financial history of the Fully Managed, Rising Dividends and Small Cap Subaccounts invested in The GCG Trust from commencement of operations (February 3, 1997) to December 31, 1997. No other Subaccounts invested in The GCG Trust during 1997. The table below also gives per unit information about the financial history of the International Equity Subaccount invested in Warburg Pincus Trust from commencement of operations (April 1, 1996) to December 31, 1997. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                                                                   PERIOD FROM
                                                                                  COMMENCEMENT
                            PERIOD ENDED      PERIOD ENDED       YEAR ENDED     OF OPERATIONS TO
                          DECEMBER 31, 1997 DECEMBER 31, 1996 DECEMBER 31, 1995 DECEMBER 31, 1994
                          ----------------- ----------------- ----------------- -----------------
EQUI-SELECT SERIES TRUST
ADVANTAGE SUBACCOUNT
  Unit value at
   beginning of period..         $11.36            $10.86            $10.08          $10.00
  Unit value at end of
   period...............         $11.84            $11.36            $10.86          $10.08
  No. of units
   outstanding at end of
   period...............      1,505,743         1,322,512           344,775          45,516
INTERNATIONAL FIXED
 INCOME SUBACCOUNT
  Unit value at
   beginning of period..         $11.96            $11.55            $10.06          $10.00
  Unit value at end of
   period...............         $11.87            $11.96            $11.55          $10.06
  No. of units
   outstanding at end of
   period...............      1,003,152           705,870           311,689           5,098
MONEY MARKET SUBACCOUNT
  Unit value at
   beginning of period..         $10.80            $10.45            $10.07          $10.00
  Unit value at end of
   period...............         $11.19            $10.80            $10.45          $10.07
  No. of units
   outstanding at end of
   period...............      3,178,723         1,772,486           548,767          34,322
MORTGAGE-BACKED
 SECURITIES SUBACCOUNT
  Unit value at
   beginning of period..         $11.64            $11.42            $ 9.99          $10.00
  Unit value at end of
   period...............         $12.38            $11.64            $11.42          $ 9.99
  No. of units
   outstanding at end of
   period...............      1,427,178           930,828           380,031           2,886
OTC SUBACCOUNT
  Unit value at
   beginning of period..         $15.70            $13.21            $10.35          $10.00
  Unit value at end of
   period...............         $18.52            $15.70            $13.21          $10.35
  No. of units
   outstanding at end of
   period...............      4,824,991         2,602,724           759,597          63,781
RESEARCH SUBACCOUNT
  Unit value at
   beginning of period..         $15.93            $13.10            $ 9.72          $10.00
  Unit value at end of
   period...............         $18.87            $15.93            $13.10          $ 9.72
  No. of units
   outstanding at end of
   period...............     10,840,733         4,845,240         1,255,752          69,177

                                                                                   PERIOD FROM
                                                                                  COMMENCEMENT
                            PERIOD ENDED      PERIOD ENDED       YEAR ENDED     OF OPERATIONS TO
                          DECEMBER 31, 1997 DECEMBER 31, 1996 DECEMBER 31, 1995 DECEMBER 31, 1994
                          ----------------- ----------------- ----------------- -----------------
TOTAL RETURN SUBACCOUNT
  Unit value at
   beginning of period..         $13.51            $12.05            $ 9.81          $10.00
  Unit value at end of
   period...............         $16.10            $13.51            $12.05          $ 9.81
  No. of units
   outstanding at end of
   period...............      9,244,077         4,354,338         1,312,565          33,106
GROWTH & INCOME
 SUBACCOUNT
  Unit value at
   beginning of period..         $12.49            $10.00
  Unit value at end of
   period...............         $15.41            $12.49
  No. of units
   outstanding at end of
   period...............      5,699,245         2,228,888
VALUE + GROWTH
 SUBACCOUNT
  Unit value at
   beginning of period..         $11.42            $10.00
  Unit value at end of
   period...............         $13.03            $11.42
  No. of units
   outstanding at end of
   period...............      4,326,368         1,238,349
THE GCG TRUST
FULLY MANAGED SUBACCOUNT
  Unit value at
   beginning of period..         $17.40
  Unit value at end of
   period...............         $19.66
  No. of units
   outstanding at end of
   period...............        430,012
RISING DIVIDENDS
 SUBACCOUNT
  Unit value at
   beginning of period..         $16.36
  Unit value at end of
   period...............         $20.09
  No. of units
   outstanding at end of
   period...............      1,561,703
SMALL CAP SUBACCOUNT
  Unit value at
   beginning of period..         $11.98
  Unit value at end of
   period...............         $12.88
  No. of units
   outstanding at end of
   period...............        885,024
WARBURG PINCUS TRUST
INTERNATIONAL EQUITY
 SUBACCOUNT
  Unit value at
   beginning of period..         $10.28            $10.00
  Unit value at end of
   period...............          $9.90            $10.28
  No. of units
   outstanding at end of
   period...............      3,908,832         2,026,704

                                  THE COMPANY

  Equitable Life Insurance Company of Iowa (the "Company") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is a wholly owned subsidiary of ING Groep, N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company with over $307 billion in assets.

                             THE SEPARATE ACCOUNT

  The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Iowa insurance law on January 24, 1994. This segregated asset account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

  The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

  The Separate Account meets the definition of a "separate account" under federal securities laws.

  The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in one Portfolio of Equi-Select Series Trust, Warburg Pincus Trust or The GCG Trust. The Separate Account may invest in other Investment Options. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Subaccount. Contract Values will fluctuate in accordance with the investment performance of the Subaccounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                              INVESTMENT OPTIONS

PROPOSED TRUST CONSOLIDATION

  In an effort to consolidate the operations of The GCG Trust and the Equi-Select Series Trust ("Trust Consolidation"), the affiliated insurance companies of Equitable of Iowa filed an application with the Securities and Exchange Commission requesting permission via an order to substitute shares of each Series of the Equi-Select Series Trust with shares of similar Series of The GCG Trust (the "Substitution"). The table below identifies the ESS Trust Portfolios currently available under the Contract and The GCG Trust Series Substituted for each. The Substitution of shares will reduce operating expenses and will create larger economies of scale from which a further reduction of expenses is anticipated. Contract Owners will benefit directly from any reduction of Trust expenses. CONTRACT OWNERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

      THE EQUI-
      SELECT SERIES TRUST REPLACED PORTFOLIO   THE GCG TRUST SUBSTITUTED PORTFOLIO
      --------------------------------------   -----------------------------------
      Money Market Portfolio                      Liquid Asset Series
      Mortgage-Backed Securities Portfolio        Limited Maturity Bond Series
      International Fixed Income Portfolio        Global Fixed Income Series
      OTC Portfolio                               Mid-Cap Growth Series
      Research Portfolio                          Research Series
      Total Return Portfolio                      Total Return Series
      Advantage Portfolio                         Limited Maturity Bond Series
      Value + Growth Portfolio                    Value + Growth Series
      Growth & Income Portfolio                   Growth & Income Series

  Upon obtaining the requested order for Substitution, from the Securities and Exchange Commission, and subject to any required prior approval by applicable insurance authorities, the Substitution will be effected by simultaneously placing an order for each Investment Option to redeem the shares of the Series (which may also be referred to as a Portfolio) of the Equi-Select Series Trust and an order for each Investment Option to purchase shares of the designated respective Series of The GCG Trust. After the Trust Consolidation has occurred, the Customer Service Center will send affected Contract Owners a notice within 5 days.

EQUI-SELECT SERIES TRUST

  Equi-Select Series Trust has been established to act as one of the funding vehicles for the Contracts offered. The Trust is an open-end management investment company. Since January 1, 1998, the Equi-Select Series Trust has been managed by DSI which is a wholly owned subsidiary of Equitable of Iowa. From its inception through December 31, 1997, the Equi-Select Series Trust was managed by Equitable Investment Services, Inc., an affiliate of DSI. DSI has retained Sub-Advisers for the Portfolios to make investment decisions and place orders. The Sub-Advisers for the Portfolios are: Baring International Investment Limited with respect to the International Fixed Income Portfolio; Massachusetts Financial Services Company with respect to the OTC, Research and Total Return Portfolios and Robertson, Stephens & Company Investment Management, L.P. with respect to the Growth & Income and Value + Growth Portfolios. Additionally, ING Investment Management, LLC ("IIMLLC") an affiliate of DSI, performs the sub-advisory role for the Advantage, Money-Market and Mortgage-Backed Portfolio. See "Management of the Trust" in the Equi-Select Series Trust Prospectus, which accompanies this Prospectus, for additional information concerning DSI, IIMLLC and the Sub-Advisers, including a description of advisory and sub-advisory fees.

  The Equi-Select Series Trust is intended to meet differing investment objectives with its currently available separate Portfolios.

  The investment objectives of the currently available Portfolios are as follows:

  ADVANTAGE PORTFOLIO. The Advantage Portfolio seeks current income with a very low degree of share-price fluctuation. The Portfolio invests primarily in ultra short-term investment grade debt obligations. The Portfolio is designed for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. Because its share price will vary, the Portfolio is not an appropriate investment for those whose primary objective is absolute principal stability. The Portfolio's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and securities of lower quality. Under normal market conditions, it is anticipated that the Portfolio will maintain an average effective maturity of one year or less. At the time of Trust Consolidation, shares of the Advantage Portfolio will be replaced by shares of the Limited Maturity Bond Series of The GCG Trust.

  INTERNATIONAL FIXED INCOME PORTFOLIO. The International Fixed Income Portfolio seeks to provide high total return. The Portfolio will seek to achieve its objective by investing in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. Under normal market conditions, the Portfolio will invest primarily in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions;
(ii) U.S. government securities; and (iii) debt securities issued or guaranteed by supranational organizations, considered to be government securities. Under normal conditions, the Portfolio's Sub-Adviser expects that the Portfolio generally will be invested in at least six different countries, including the U.S., although the Portfolio may at times invest all of its assets in a single country. The Portfolio may invest a significant portion of its assets in foreign securities. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix -- Foreign Investments" in the Trust Prospectus for a discussion of the risks involved in foreign investing. At the time of Trust Consolidation, shares of the International Fixed Income Portfolio will be replaced by shares of the Global Fixed Income Series of The GCG Trust.

  MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks to obtain maximum current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio will seek to achieve this objective by investing exclusively in certain U.S. dollar-denominated money market instruments having remaining maturities of 397 days or less. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. At the time of Trust Consolidation, shares of the Money Market Portfolio will be replaced by shares of the Liquid Asset Series of The GCG Trust.

  MORTGAGE-BACKED SECURITIES PORTFOLIO. The Mortgage-Backed Securities Portfolio seeks to obtain a high current return, consistent with safety of principal, primarily through investments in mortgage-backed securities. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. At the time of Trust Consolidation, shares of the Mortgage-Backed Securities Portfolio will be replaced by shares of the Limited Maturity Bond Series of The GCG Trust.

  OTC PORTFOLIO. The primary investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market. At the time of Trust Consolidation, shares of the OTC Portfolio will be replaced by shares of the Mid-Cap Growth Series of The GCG Trust.

  RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The Portfolio's assets are allocated to industry groups (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group. At the time of Trust Consolidation, shares of the Research Portfolio will be replaced by shares of the Research Series of The GCG Trust.

  TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets are invested in equity securities. At the time of Trust Consolidation, shares of the Total Return Portfolio will be replaced by shares of the Total Return Series of The GCG Trust.

  GROWTH & INCOME PORTFOLIO. The Growth & Income Portfolio seeks long-term total return. The Portfolio will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income or both. The Portfolio will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds and notes. At the time of Trust Consolidation, shares of the Growth & Income Portfolio will be replaced by shares of the Growth & Income Series of The GCG Trust.

  VALUE + GROWTH PORTFOLIO. The Value + Growth Portfolio seeks capital appreciation. The Portfolio invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. At the time of Trust Consolidation, shares of the Value + Growth Portfolio will be replaced by shares of the Value + Growth Series of The GCG Trust.

WARBURG PINCUS TRUST

  Warburg Pincus Trust is an open-end management investment company. Warburg, Pincus Asset Management, Inc. ("Warburg") is the investment adviser to each of the Trust's five Portfolios, one of which -- the International Equity Portfolio -- is being offered herein. Warburg is indirectly controlled by Warburg, Pincus & Co. ("WP & Co."), a New York general partnership. Lionel I. Pincus, the managing partner of WP & Co., may be deemed a controlling person of both WP & Co. and Warburg.

  The investment objective of the International Equity Portfolio is as follows:

  INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is to seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets -- but no less than 65% of its total assets -- in common stocks, warrants and securities convertible into or exchangeable for common stocks. Generally the Portfolio will hold no less than 65% of its total assets in at least three countries other than the United States.

THE GCG TRUST

  The GCG Trust ("GCG") is an open-end management investment company, more commonly referred to as a mutual fund. DSI ("Manager") serves as the manager to GCG. The Manager is a wholly owned subsidiary of Equitable of Iowa and an affiliate of the Company. GCG and the Manager have retained portfolio managers (individually, a "Portfolio Manager") for each of the Series of GCG. The Portfolio Manager to the Fully Managed Series is T. Rowe Price Associates, Inc.; the Portfolio Manager to the Rising Dividends Series is Kayne Anderson Investment Management, LLC.; and the Portfolio Manager to the Small Cap Series is Fred Alger Management, Inc.

  The investment objectives of the currently available Series are as follows:

  FULLY MANAGED SERIES. The Fully Managed Series seeks, over the long term, a high total investment return, consistent with the preservation of capital and prudent investment risk. The Series seeks to achieve this objective by investing primarily in common stocks. The Series may also invest in fixed income securities and money market instruments to preserve its principal value during uncertain or declining market conditions.

  RISING DIVIDENDS SERIES. The Rising Dividends Series seeks capital appreciation. The Series seeks to achieve this objective by investing in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and a balance sheet with low leverage.

  SMALL CAP SERIES. The Small Cap Series seeks to achieve long-term capital appreciation by investing in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index. Many of the securities in which the Series invests may be those of new companies in a developmental stage or more seasoned companies believed by the Portfolio Manager to be entering a new stage of growth.

  The investment objectives of the added Series after Trust Consolidation are as follows:

  LIMITED MATURITY BOND SERIES. The Limited Maturity Bond Series seeks the highest current income consistent with low risk to principal and liquidity. The Series also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal. The Series seeks to achieve this objective by investing primarily in a diversified portfolio of limited maturity debt securities. No individual security at the time of purchase will have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years. The Portfolio Manager to the Limited Maturity Bond Series is ING Investment Management, LLC.

  GLOBAL FIXED INCOME SERIES. The Global Fixed Income Series seeks high total return. The Series seeks to achieve this objective through investment in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. The Portfolio Manager to the Global Fixed Income Series is Baring International Investment Limited.

  LIQUID ASSET SERIES. The Liquid Asset Series seeks a high level of current income consistent with the preservation of capital and liquidity. The Series seeks to achieve this objective by investing in obligations of the U.S. Government and its agencies; bank obligations; commercial paper and short-term corporate debt securities. The Portfolio Manager to the Liquid Asset Series is ING Investment Management, LLC.

  MID-CAP GROWTH SERIES. The Mid-Cap Growth Series seeks long-term growth of capital by investing primarily in securities of companies that are traded principally on the over-the-counter ("OTC") market. The Portfolio Manager to the Mid-Cap Growth Series is Massachusetts Financial Services Company.

  RESEARCH SERIES. The Research Series seeks long-term growth of capital and future income. The Series seeks to achieve these objectives by investing primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. The Portfolio Manager to the Research Series is Massachusetts Financial Services Company.

  TOTAL RETURN SERIES. The Total Return Series seeks above average income consistent with prudent employment of capital. The Series seeks to achieve its objective by investing primarily in equity securities. The Portfolio Manager to the Total Return Series is Massachusetts Financial Services Company.

  GROWTH & INCOME SERIES. The Growth & Income Series seeks long-term total return by investing primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both. The Portfolio Manager to the Growth & Income Series is Robertson, Stephens & Company Investment Management, L.P.

  VALUE + GROWTH SERIES. The Value + Growth Series seeks capital appreciation. The Series will pursue this objective primarily by investing in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to $2.0 billion. The Portfolio Manager to the Value + Growth Series is Robertson, Stephens & Company Investment Management, L.P.

  While a brief summary of the investment objectives of the Portfolios of Equi-Select Series Trust and Warburg Pincus Trust and the Series of The GCG Trust are set forth above, more comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for each of the Investment Options, which are included with this Prospectus. Additional Prospectuses and the Statements of Additional Information can be obtained by calling the Customer Service Center or writing the Company's Home Office. Purchasers should read the Prospectuses for the Investment Options carefully before investing.

VOTING RIGHTS

  In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Investment Options do not hold regular meetings of shareholders.

  The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication prior to the meeting.

SUBSTITUTION OF SECURITIES

  If the shares of the Investment Options (or any Portfolio within an Investment Option or any other Investment Option), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

  Shares of the Investment Options are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and (with respect to certain of the Investment Options) variable life insurance policies of various life insurance companies which may or may not be affiliated. In addition, Warburg Pincus Trust and GCG offer their shares to tax-qualified pension and retirement plans ("Qualified Plans"). We do not foresee any disadvantage to Owners arising out of the fact that the Investment Options offer their shares for products offered by life insurance companies which are not affiliated (or with respect to Warburg Pincus Trust and GCG, that they offer their shares to Qualified Plans). Nevertheless, the Boards of Trustees of the Investment Options, DSI, we and other insurance companies participating in the Investment Options intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts (or Qualified Plans) might withdraw its investments in an Investment Option. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Portfolio's assets which could adversely affect such Portfolio's net asset value per share.

                            CHARGES AND DEDUCTIONS

  Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are set forth below. In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to, mortality and expense risk charges, such profits could be used to finance the distribution of the Contracts.

DEDUCTION FOR WITHDRAWAL CHARGE (SALES LOAD)

  If all or a portion of the Contract Value (see "Withdrawals") is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn as shown in the Table of Withdrawal Charges below:

                          TABLE OF WITHDRAWAL CHARGES

PURCHASE PAYMENT ANNIVERSARY                            WITHDRAWAL CHARGE
----------------------------                            -----------------
    1......................................... 8% of the Purchase Payment withdrawn
    2......................................... 7% of the Purchase Payment withdrawn
    3......................................... 6% of the Purchase Payment withdrawn
    4......................................... 5% of the Purchase Payment withdrawn
    5......................................... 4% of the Purchase Payment withdrawn
    6......................................... 3% of the Purchase Payment withdrawn
    7......................................... 2% of the Purchase Payment withdrawn
    8......................................... 1% of the Purchase Payment withdrawn
    9 and after............................... 0% of the Purchase Payment withdrawn

  At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old. See "Withdrawals" for a discussion of how Contract Value is deemed withdrawn for purposes of the Withdrawal Charge.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.75% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 7.75% of Purchase Payments). In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total Purchase Payments which have been made under Contracts associated with the broker-dealer. Additional payments or allowances may be made for other services not directly related to the sale of the Contracts.

  No Withdrawal Charge is deducted if Plan A -- Option 1; Plan B or Plan C is elected. (See "Contract Proceeds -- Fixed Payment Plans.")

  In addition, in certain states, an endorsement to the Contract is issued which permits the Owner to make a total or partial withdrawal without the imposition of a Withdrawal Charge if the Annuitant is hospitalized and/or confined to an eligible nursing home for 30 consecutive days.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

  The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

  1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

  2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

  3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

  4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

  If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

  The Company and its affiliates may offer an exchange program ("Exchange Program") to their fixed annuity contract owners whereby a contract owner can exchange his or her fixed annuity contract for a Contract offered by this Prospectus. Pursuant to the Exchange Program, the Withdrawal Charge may be reduced or eliminated so that a contract owner would not incur any additional or higher Withdrawal Charge as a result of the exchange.

  The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds --Death Proceeds"). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

  If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

  The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE CHARGE

  The Company deducts on each Valuation Date an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract.

DEDUCTION FOR ANNUAL CONTRACT MAINTENANCE CHARGE

  The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary prior to the Maturity Date. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the Fixed Account and/or cancelling Accumulation Units from each applicable Subaccount in the ratio that the value of each account bears to the total Contract Value. If a total withdrawal is made on other than a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Maturity Date is not a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted from the Maturity Proceeds.

DEDUCTION FOR PREMIUM TAXES

  The Contract provides that any premium or other taxes paid to any government entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. Premium taxes generally range from 0% to 4%. The Contract also provides that the Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company currently intends to advance any premium taxes due at the time Purchase Payments are made and then deduct such premium taxes from an Owner's Contract Value at the time Annuity Payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company will, in its sole discretion, determine when taxes have resulted from:

  (1)the investment experience of the Separate Account;

  (2)receipt by the Company of the Purchase Payments; or

  (3)commencement of Annuity Payments.

DEDUCTION FOR INCOME TAXES

  While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR EXPENSES OF THE INVESTMENT OPTIONS

  There are other deductions from and expenses paid out of the assets of the Investment Options, including operating expenses and amounts paid to the investment advisers as Management Fees, which are described in the accompanying Prospectuses for the Investment Options.

DEDUCTION FOR TRANSFER FEE

  Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25. (The current amount is $25.) Currently, all transfers made on any one day are considered a single transfer. If the Owner is participating in the Automatic Portfolio Rebalancing program or the Dollar Cost Averaging program such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee. However, the Company reserves the right to treat multiple transfers in a single day, Automatic Portfolio Rebalancing transfers and Dollar Cost Averaging transfers as standard transfers when determining annual transfers and imposing the Transfer Fee. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing.")

                                 THE CONTRACTS

OWNERSHIP

  The Owner exercises all the rights under the Contract. The maximum issue Age is 85 years old for Owners and Annuitants The Owner may name a new Owner. Any change in Ownership must be sent to the Company's Customer Service Center on a form acceptable to the Company. The change will go into effect when it is signed, subject to any payments or actions taken by the Company before it records it. The Company is not responsible for any tax consequences occurring as a result of ownership changes. For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

ANNUITANT

  The Annuitant is the natural person on whose life Annuity Payments are based. The Annuitant is irrevocably named at the time the Contract is issued.

ASSIGNMENT

  During the Annuitant's life, the Owner can assign some or all of the Owner's rights under the Contract to someone else.

  A signed copy of the assignment must be sent to the Company on a form acceptable to the Company. An assignment of the Contract is not binding on the Company until the assignment, or a copy, is recorded at the Customer Service Center, subject to any payments or actions taken by the Company before the recording. The Company is not responsible for the validity or effect of any assignment, including any tax consequences.

  The consent of any Irrevocable Beneficiaries is required before assignment of Proceeds can happen.

  If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408, 408A or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

  The Owner can name any Beneficiary to be an Irrevocable Beneficiary. The interest of an Irrevocable Beneficiary cannot be changed without his or her consent. Otherwise, the Owner can change Beneficiaries as explained below.

  Unless the Owner states otherwise, all rights of a Beneficiary, including an Irrevocable Beneficiary, will end if he or she dies before the Annuitant. If any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests. If all Beneficiaries die before the Annuitant, upon the Annuitant's death the Company will pay the Death Proceeds to the Owner, if living, otherwise to the Owner's estate or legal successors.

  The Owner can change the Beneficiary at any time during the Annuitant's life. To do so, the Owner must send a written request to the Company's Customer Service Center. The request must be on a form acceptable to the Company. The change will go into effect when signed, subject to any payments or actions taken by the Company before it records the change.

  A change cancels all prior Beneficiary designations; except, however, a change will not cancel any Irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to:

  (1) any assignment of the Contract, accepted and recorded by the Company prior to the Annuitant's death; and

  (2) any Payment Plan in effect on the date of the Annuitant's death.

  Death Proceeds will be paid as though the Beneficiary died before the Annuitant if:

  (1) the Beneficiary dies at the same time as the Annuitant; or

  (2) the Beneficiary dies within 24 hours of the Annuitant's death.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE PAYMENTS

  The initial Purchase Payment is due on the Issue Date. There is no Contract until the initial Purchase Payment is paid. If any check presented as payment of any part of the initial Purchase Payment for a Contract is not honored, the Contract is void.

  The minimum Purchase Payment for Non-Qualified Contracts is an aggregate of $5,000 the first year and the minimum subsequent Purchase Payment is $100. Under certain circumstances the Company may waive and/or modify the minimum subsequent Purchase Payment requirement for Non-Qualified Contracts in the case of large groups who submit Purchase Payments through Company approved billing procedures. For Qualified Contracts, the minimum Purchase Payment is $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior Company approval must be obtained for subsequent Purchase Payments in excess of $500,000 or for total Purchase Payments in excess of $1 million. The Company reserves the right to accept or decline any application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

  The initial Purchase Payment is allocated to the Fixed Account or the Subaccount(s) of the Separate Account as elected by the Owner. Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. (In Oregon, Washington and New Jersey, after the second Contract Year, subsequent Purchase Payments may not be allocated to the Fixed Account.) Under certain circumstances, the initial Purchase Payment, which has been designated by prospective purchasers to be allocated to the Fixed Account or Subaccounts other than the Money Market Subaccount, may initially be allocated to the Money Market Subaccount during the free look period. (See "Highlights.") For each Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Subaccount by the value of the Accumulation Unit for the Subaccount. Purchase Payments allocated to the Fixed Account are credited in dollars.

  If the application for a Contract is in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the Purchase Payment within five (5) business days. The Company will not retain a Purchase Payment for more than five (5) business days while processing an incomplete application unless it has been so authorized by the purchaser.

DOLLAR COST AVERAGING

  Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer each month amounts from any one Subaccount or the Fixed Account (subject to Fixed Account provisions) to any Subaccount(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $100. The minimum duration of participation in any Dollar Cost Averaging program is currently five (5) months. An Owner must have a minimum of the amount required in the Subaccount or the Fixed Account to complete the Owner's designated program in order to participate in the Dollar Cost Averaging program.

  All Dollar Cost Averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Dollar Cost Averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Dollar Cost Averaging program may not make automatic withdrawals of his or her Contract Value or participate in the Automatic Portfolio Rebalancing program. (See "Withdrawals -- Automatic Withdrawals" and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" below.)

AUTOMATIC PORTFOLIO REBALANCING

  Owners may participate in the Automatic Portfolio Rebalancing program pursuant to which Owners authorize the Company to automatically transfer all or a portion of their Contract Value on a periodic basis to maintain a particular percentage allocation among the Portfolios, as selected by the Owner. The Contract Value allocated to each Portfolio will increase or decrease at different rates depending on the investment experience of the Portfolio and Automatic Portfolio Rebalancing automatically reallocates the Contract Value in the Portfolios to the allocation chosen by the Owner. The allocations must be in full percentage points.

  An Owner may select that rebalancing occur on a quarterly, semiannual or annual basis and currently all Portfolios are available investment options under Automatic Portfolio Rebalancing. The Fixed Account is excluded from rebalancing. Currently, the Company offers Automatic Portfolio Rebalancing to Owners with a Contract Value of greater than $25,000, but reserves the right to offer the program on Contracts with a lesser amount. The Company reserves the right to modify, suspend or terminate this service at any time.

  All Automatic Portfolio Rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next Valuation Date, if the 15th of the month is not a Valuation Date). If the Owner is participating in the Automatic Portfolio Rebalancing program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Automatic Portfolio Rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Automatic Portfolio Rebalancing program may not make automatic withdrawals of his or her Contract Value or participate in the Dollar Cost Averaging program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" above and "Withdrawals -- Automatic Withdrawals.")

CONTRACT VALUE

  The Contract Value, at any time, is the sum of:

  (1) the Fixed Account Value; and

  (2) the Separate Account Value.

  The Separate Account value on any Valuation Date means the sum of the Owner's interests in the Subaccounts of the Separate Account. The value of the Owner's interest in a Subaccount is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the Accumulation Unit value for the Subaccount. Any withdrawals or transfers will result in the cancellation of Accumulation Units in a Subaccount. The Separate Account values will vary with the performance of the Subaccounts of the Separate Account, any Purchase Payments paid, partial withdrawals and charges assessed.

ACCUMULATION UNIT

  A Purchase Payment when allocated to the Separate Account is converted into Accumulation Units for the selected Subaccount. The number of Accumulation Units in a Subaccount credited to the Contract is determined by dividing the Purchase Payment allocated to that Subaccount by the Accumulation Unit value for that Subaccount as of the Valuation Period during which the Purchase Payment is allocated to the Subaccount. The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Subsequent Accumulation Unit values are determined by subtracting (2) from (1) and dividing the result by
(3) where:

  (1) is the net result of:

    (a) the assets of the Subaccount attributable to Accumulation Units; plus or minus

    (b) the cumulative charge or credit for taxes reserved, which resulted from the operation or maintenance of the Subaccount.

  (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge; and

  (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

  The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

  Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account without the imposition of any fee or charge if there have been no more than 12 transfers for the Contract Year. All transfers are subject to the following:

  (1) if more than 12 free transfers have been made in any Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer. (The Transfer Fee is the lesser of 2% of the Contract Value transferred or $25.) The Transfer Fee will be deducted from the amount which is transferred. Transfers from a Dollar Cost Averaging program or Automatic Portfolio Rebalancing program are currently not counted toward the number of annual transfers and are not taken into account in determining any applicable Transfer Fees. Currently, all transfers in a single day are treated as a single transfer. The Company reserves the right to treat Dollar Cost Averaging transfers, Automatic Portfolio Rebalancing transfers and multiple transfers in a single day as standard transfers in determining the number of annual transfers and the imposition of any applicable Transfer Fees.

  (2) the minimum amount which can be transferred is $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum amount which must remain in a Subaccount or Fixed Account after a transfer is $100 or the Subaccount or Fixed Account must be liquidated.

  (3) for any Contract Year, transfers of Purchase Payments and any attributable earnings from the Fixed Account to a Subaccount are limited to ten percent (10%) of the Purchase Payment and ten percent (10%) of its attributable earnings. If a Purchase Payment was received at least eight (8) years prior to the request for transfer, all of the Purchase Payment and the earnings attributable to it may be transferred to a Subaccount. (In New Jersey, no amounts may be transferred to the Fixed Account after the second Contract Year.)

  (4) any transfer direction must clearly specify:

    (a)the amount which is to be transferred; and

    (b)the Fixed Account or Subaccounts which are to be affected.

  (5) transfers will be made as of the Valuation Period next following the Valuation Period during which a written request for a transfer is received by the Company.

  (6) the Company reserves the right, at any time, and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above, subject to applicable state law and regulation.

  An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions.

                                  WITHDRAWALS

  Prior to the Maturity Date, the Owner may, upon written request received by the Company, make a total or partial withdrawal of the Contract Withdrawal Value. (For Contracts issued in Idaho, no partial withdrawal may be made for 30 days after the Issue Date.) The Contract terminates if a total withdrawal is made. The Contract Withdrawal Value is:

  (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for a withdrawal is received by the Company; less

  (2) any applicable taxes not previously deducted; less

  (3) the Withdrawal Charge, if any (see "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)"); less

  (4) the Annual Contract Maintenance Charge, if any.

  A withdrawal will result in the cancellation of Accumulation Units for each applicable Subaccount of the Separate Account or a reduction in the Fixed Account Value. Unless otherwise instructed, a partial withdrawal will be deducted pro rata among each Subaccount and the Fixed Account based on the ratio of the value of each Subaccount or Fixed Account to the Contract Value. The Company will pay the amount of any withdrawal from the Subaccounts within seven (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below).

  For purposes of determining any applicable Withdrawal Charges or any other charges under the Contract, Contract Value is removed in the following order:
1) earnings (Contract Value less Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years (these Purchase Payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old); and
4) Purchase Payments in the Contract for less than eight years (these Purchase Payments are removed on a first in, first out basis).

  Each partial withdrawal must be for an amount which is not less than $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum Contract Value which must remain in a Subaccount or the Fixed Account after a partial withdrawal is $100.

  Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4)
becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

AUTOMATIC WITHDRAWALS

  Subject to any conditions and fees the Company may impose, an Owner may elect to withdraw a designated amount in equal periodic installments ("automatic withdrawals"). The Company reserves the right to charge a fee for automatic withdrawals. Currently, however, there are no charges for automatic withdrawals.

  Automatic withdrawals are made on the 15th of each month, or any other monthly date mutually agreed upon (or the next following Valuation Date if the monthly date is not a Valuation Date). Certain withdrawal penalties may apply to withdrawals from the Contracts (see "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Treatment of Withdrawals -- Non-Qualified Contracts"). Automatic withdrawals are taken pro rata from Contract Value. Automatic withdrawals are not allowed simultaneously with the Dollar Cost Averaging program or Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing.")

TEXAS OPTIONAL RETIREMENT PROGRAM

  A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request. B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION OF PAYMENTS OR TRANSFERS

  The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

  (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  (2) trading on the New York Stock Exchange is restricted;

  (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

  (4) when the Company's Customer Service Center is closed; or

  (5) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

  The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                               CONTRACT PROCEEDS

MATURITY PROCEEDS

  The Owner selects a Maturity Date at the Issue Date and may elect a new Maturity Date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the Maturity Date.

  On the Maturity Date, the Company will pay the Maturity Proceeds of the Contract to the Annuitant, if living, subject to the terms of the Contract. If Payment Plan A, Option 1; Plan B; or Plan C are elected, the Maturity Proceeds will be the Contract Value less any applicable taxes not previously deducted. (See "Fixed Payment Plans" below.) If the Maturity Proceeds are paid in cash or by any other method not listed above, the Maturity Proceeds equal the Contract Value less:

  (1) any applicable taxes not previously deducted; less

  (2) the Withdrawal Charge, if any; less

  (3) the Annual Contract Maintenance Charge, if any.

  The election of a Payment Plan must be made in writing at least seven (7) days prior to the Maturity Date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the Annuitant lives will be applied.

DEATH PROCEEDS

  For issue ages less than 67, the death proceeds will be the greater of:

  (1) Purchase Payments (less any withdrawals and taxes);

  (2) Contract Value on the date of settlement (less taxes); or

  (3) The highest Contract Value (adjusted for subsequent premium withdrawals and taxes) on any Contract Anniversary beginning with the 8th Contract Anniversary and continuing through to the last anniversary prior to attained age 76.

  For issue ages 67 through 75, the death proceeds will be the greater of:

  (1) Purchase Payments (less withdrawals and taxes);

  (2) Contract Value on the date of settlement (less taxes); or

  (3) The Contract Value (less subsequent withdrawals and taxes) on the 8th Contract Anniversary.

  For issue ages 76 and above, the death proceeds will be the Contract Value on the date of settlement, less any applicable taxes not previously deducted.

  The Death Proceeds will be determined and paid as of the Valuation Period next following the Valuation Period during which both due proof of death satisfactory to the Company and an election for the payment method from all Beneficiaries are received at the Company.

  The Beneficiary can elect to have a single lump sum payment or choose one of the Payment Plans. If a single sum payment is requested, the amount will be paid within seven (7) days, unless the Suspension of Payments or Transfers provision is in effect.

  Payment to the Beneficiary, other than in a single sum, may only be elected during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.

  The entire Death Proceeds must be paid within five (5) years of the date of death unless:

  (1) the Beneficiary elects to have the Death Proceeds:

    (a) payable under a Payment Plan over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

    (b) payable beginning within one year of the date of death; or

  (2) if the Beneficiary is the Owner's Spouse, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

  (1) If the Annuitant dies prior to the Maturity Date, the Company will pay the Death Proceeds as provided above.

  (2) If the Annuitant dies after the Maturity Date but before all of the Proceeds payable under the Contract have been distributed, the Company will pay the remaining Proceeds to the Beneficiary(ies) according to the terms of the supplementary contract.

DEATH OF OWNER

  (1)If any Owner of this Contract dies before the Maturity Date, the following applies:


    (a) If the new Owner is the deceased Owner's spouse, this Contract will continue and, if the deceased Owner was also the Annuitant, the deceased Owner's spouse will also be the Annuitant.

    (b) If the new Owner is someone other than the deceased Owner's spouse, the entire interest in the Contract must be distributed to the new
        Owner:

      (i) within 5 years of the deceased Owner's death

    or
      (ii) over the life of the new Owner or over a period not extending beyond the life expectancy of the new Owner, as long as payments begin within one year of the deceased Owner's death.

    If the deceased Owner was the Annuitant, the new Owner will be the joint Owner, if any, or if there is no joint Owner, the Beneficiary.

    If the deceased Owner was not the Annuitant, the new Owner will be the joint Owner, if any, or if there is no joint Owner, the contingent Owner named under the Contract. If there is no surviving joint or contingent Owner, the new Owner will be the deceased Owner's estate.

    If the new Owner under (b) above dies after the deceased Owner but before the entire interest has been distributed, any remaining distributions will be to the new Owner's estate.

  (2) If the deceased Owner was also the Annuitant, the Death of Owner provision shall apply in lieu of any provision providing payment under the Contract when the Annuitant dies before the Maturity Date.

  (3) If any Owner dies on or after the Maturity Date, but before all Proceeds payable under this Contract have been distributed, we will continue payments to the Annuitant (or, if the deceased Owner was the Annuitant, to the Beneficiary) under the payment method in effect at the time of the deceased Owner's death.

  (4) For purposes of this section, if any Owner of this Contract is not an individual, the death or change of any Annuitant shall be treated as the death of an Owner.

TRUST BENEFICIARY

  If a trust is named as a Beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the Beneficiary, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests (or to the Annuitant's estate or the Annuitant's legal successors, if there are no other Beneficiaries) unless proof of the existence of such trust is provided within six months of the Annuitant's death.

FIXED PAYMENT PLANS

  After the first Contract Year, the Proceeds may be applied under one or more of the Payment Plans described below. Payment Plans not specified in the Contract are available only if they are approved both by the

Company and the Owner. The Owner chooses a Payment Plan during the Annuitant's lifetime. This choice can be changed during the life of the Annuitant prior to the Maturity Date. If the Owner has not chosen a plan prior to the Annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the Payee lives will be applied.

  The Owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the Owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven (7) days prior to the Maturity Date. If, for any reason, the person named to receive payments (the Payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

  No Withdrawal Charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

  A plan is available only if the periodic payment is $100 or more. If the Payee is other than a natural person (such as a corporation), a plan will be available only with the Company's consent.

  A supplementary contract will be issued in exchange for the Contract when payment is made under a Payment Plan. The effective date of a Payment Plan shall be a date upon which the Company and the Owner mutually agree.

  The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

PLAN A. INTEREST

  OPTION 1 -- The Contract Value less any applicable taxes not previously deducted may be left on deposit with the Company for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. The Company does not allow a monthly payment if the Contract Value applied under this option is less than $100,000. The Proceeds may not be withdrawn until the end of the five (5) year period.

  OPTION 2 -- The Contract Withdrawal Value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.

PLAN B. FIXED PERIOD

  The Contract Value less any applicable taxes not previously deducted will be paid until the Proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

PLAN C. LIFE INCOME

  The Contract Value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the Annuitant or Beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the Age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

                                  DISTRIBUTOR

  Equitable of Iowa Securities Network, Inc. ("Securities Network"), 909 Locust Street, Des Moines, Iowa 50309, acts as the distributor of the Contracts. Securities Network is also a wholly owned subsidiary of Equitable of Iowa. The Contracts are offered on a continuous basis.

                                ADMINISTRATION

  While the Company has primary responsibility for all administration of the Contracts, it has retained Golden American Life Insurance Company, P.O. Box 8794, Wilmington, Delaware to perform certain administrative services. Such administrative services include issuance of the Contracts and maintenance of Owners' records.

                                   YEAR 2000

  Based on a study of its computer software and hardware, Equitable of Iowa, the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. Equitable of Iowa has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. The project is expected to be substantially completed during the second quarter of 1999. The projected cost for the Year 2000 project is approximately $4,000,000 to $6,000,000. During 1997, the Company incurred costs for the Year 2000 project of $1,027,000. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on its operations.

  To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the year 2000 and thereafter, the Company's operations could be adversely affected.

                            PERFORMANCE INFORMATION

  The Company may advertise and disclose historic performance data for the Subaccounts, including yields, standard annual total returns, and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed in accordance with standards defined by the SEC.

MONEY MARKET PORTFOLIO

  From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Subaccount of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Subaccount refers to the income generated by Contract Values in the Money Market Subaccount over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Subaccount. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER PORTFOLIOS

  From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and the fees and expenses of the Portfolio, but will not reflect the deduction of any Withdrawal Charge or Annual Contract Maintenance Charge. The deduction of any Withdrawal Charge and Annual Contract Maintenance Charge would reduce any percentage increase or make greater any percentage decrease.

  Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of the asset-based charges, any applicable

Annual Contract Maintenance Charge and Withdrawal Charges, as well as the fees and expenses of the Portfolio being advertised.

  The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

  The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

COMPARISONS

  In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

  The Company may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

  In addition, the Company may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with IBC Money Market Fund Report Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

  The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

  The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

  The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

  Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

                                  TAX STATUS

GENERAL

  NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING INVESTMENT IN THE CONTRACTS. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

  Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Death proceeds received in lump sum are generally taxed in the same manner.

  For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Death proceeds distributed as annuity payments are generally taxed in the same manner. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

  The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

  Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

  On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

  The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

  The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the investment advisers for the Investment Options in such a manner as to comply with these diversification requirements.

OWNER CONTROL

  The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

  The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

  In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

  Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

  The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

  Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS, TRANSFERS OR EXCHANGES

  An assignment, transfer or pledge of a Contract, the designation of an Annuitant, Beneficiary or other payee who is not the owner, the selection of certain annuity dates and the exchange of the Contract may have tax consequences not described herein. Owners considering such transactions should therefore consult competent tax advisers.

INCOME TAX WITHHOLDING

  All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

  Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

  Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

  The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the taxpayer is 59 1/2 years old or one of the other exceptions to the penalty applies.

  The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

QUALIFIED PLANS

  The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Generally, participants in a qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

  Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

  On July 6, 1983, the U.S. Supreme Court decided in ARIZONA GOVERNING COMMITTEE v. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

 a. Tax-Sheltered Annuities

  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals --
 Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

 b. Individual Retirement Annuities

  (1) Regular Individual Retirement Annuities

  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals --Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  (2) SIMPLE IRAs

  Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees by using Savings Incentive Match Plan Individual Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  (3) ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAs)

  The Company currently issues the Contract as a Roth IRA. If the Contract is used for this purpose, the Owner must be the Annuitant.

  Purchase Payments. All Purchase Payments to a Roth IRA are limited and are non-deductible. In general, Purchase Payments to a Roth IRA in a taxable year are limited to the lesser of $2,000 or 100% of an individual's earned income less any contributions made to other IRAs, including both Roth and non Roth IRAs, but excluding any rollover contributions to IRAs. Subject to coordinated IRA contribution limits, contributions to a Roth IRA for an individual and a spouse cannot exceed $4,000 or 100% of the individual's and spouse's earned income, if less. The maximum contribution can be made if either of the following applies: (a) for joint tax filers, their adjusted gross income is $150,000 or less, or (b) for individual tax filers, their adjusted gross income is $95,000 or less. For amounts over these adjusted gross incomes, the contribution limit is reduced as follows: (a) for a joint tax filer, the maximum is reduced by 20% of the excess adjusted gross income over $150,000 (no contributions over $160,000); (b) for an individual tax filer, the maximum is reduced by 13.3% of the excess adjusted gross income over $95,000 (no contributions over $110,000).

  Conversions of Non-Roth IRA to a Roth IRA. A Roth IRA may be purchased with amounts received as a qualified rollover ("Rollover Roth IRA") if the following conditions are met: (a) when a rollover is from a non-Roth IRA, the taxpayer must not be a married individual filing separately and the taxpayer's adjusted gross income must not exceed $100,000; (b) rollovers must be made within 60 days of receipt by the taxpayer; (c) minimum distributions from a non-Roth IRA cannot be contributed to a Rollover Roth IRA; (d) an asset received in a distribution may be sold and the proceeds put in a Rollover Roth IRA; (e) all or part of a non-Roth IRA may be contributed to a Rollover Roth IRA except an inherited IRA or a SIMPLE IRA; (f) a rollover contribution must be designated in writing as such by the Owner at the time the rollover contribution must be designated in writing as such by the Owner at the time the rollover is made. Any distribution from a non-Roth IRA made within 60 days to a Roth IRA is taxable in the year of the distribution. For rollovers or conversions completed in 1998, taxable income due to the distribution may be included evenly over 1998-2001 tax years.

  Rollovers from a Roth IRA to a Roth IRA. A rollover from a Roth IRA to a Roth IRA may be accomplished if the following conditions are met: (a) the rollover must be a direct rollover for the five year holding period of the original Roth IRA to be preserved; (b) the rollover may be made for all or a portion of the Roth IRA; (c) a rollover contribution must be designated as such in writing at the time the rollover is made.

  Taxation of Roth IRA Distributions. A distribution from a Roth IRA is not subject to income tax or to the additional 10% penalty tax on premature distributions if it is a "qualified distribution." A qualified distribution is any payment or distribution from a Roth IRA which is made: (a) following the end of the fifth taxable period (year) after a contribution or rollover is made to a Roth IRA, and (b) on or after the Owner attains age 59 1/2, or made to a beneficiary on or after the Owner's death, or as a result of the Owner becoming disabled, or qualified first-time home buyer distribution (subject to a $10,000 lifetime limit). Distributions not meeting these definitions are "non-qualified distributions." Non-qualified distribution are treated as being made from contributions to a Roth IRA to the extent the distribution, when added to all previous distributions from a Roth IRA, does not exceed the sum of contributions to a Roth IRA. A non-qualified distribution in excess of the sum of contributions is subject to ordinary income tax in the year a distribution is made. Such taxable distribution is also subject to a 10% penalty tax unless the distribution is made under certain limited circumstances.

  Roth IRAs are not subject to required distributions at age 70 1/2.

 c. Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans

  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These sections of the Code also permit self-employed individuals to establish such retirement plans for themselves and their employees (sometimes referred to as "Keogh" or "H.R. 10" Plans). These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

 d. Section 457 Plans of State and Local Governments and Tax-Exempt Entities

  Section 457 of the Code permits employees of state and local governments and tax-exempt entities to defer a portion of their compensation without paying current federal income tax if the employer establishes an "eligible deferred compensation plan" as defined in Section 457 of the Code. For plans established by tax-exempt entities, the employer is the Owner of the Contract and has the sole right to the proceeds of the Contract, until paid or made available to the participant, subject to the claims of the general creditors of the employer. For plans established by state and local governments after August 20, 1996, the assets of the 457 plan must be held in trust for the benefit of plan participants and Contracts issued to these plans will be held in the name of such trust, or in the name of the plan, for the benefit of plan participants, and are not subject to the general creditors of the employer. Furthermore, this requirement must be met for all state and local government 457 plans no later than January 1, 1999. Purchasers of Contracts with respect to 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

  In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

  Generally, distributions from a qualified plan (other than IRAs) must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2 or retires, whichever is later. For IRAs and for "5 percent owners" under certain qualified plans (as defined in the Code), distributions must commence no later than April 1 of the calendar year following the year in which the Owner attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

  The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

  Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                               LEGAL PROCEEDINGS

  The Company, like other insurance companies, is involving in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Separate Account A or the Company.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                        PAGE
----                                                                        ----
Company....................................................................  3
Experts....................................................................  3
Legal Opinions.............................................................  3
Distributor................................................................  3
Yield Calculation for Money Market Subaccount..............................  3
Performance Information....................................................  4
Annuity Provisions.........................................................  5
Financial Statements.......................................................  5

                                   PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                     VARIABLE AND FIXED ANNUITY CONTRACTS

                                   issued by

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA



THIS  IS NOT A PROSPECTUS.  THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD
BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE
THE  COMPANY  AT:    P.O.  BOX  8794,  WILMINGTON, DELAWARE  19899-8794,
(800) 344-6864.


     THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED MAY 1, 1998.




                               TABLE OF CONTENTS

                                                                         PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  For  Money  Market  Subaccounts

Performance  Information

Annuity  Provisions

Financial  Statements

                                    COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                    EXPERTS

The consolidated financial statements and schedules of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the Statement of Assets and Liabilities of the Separate Account A as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                LEGAL OPINIONS

The Legal validity of the Contract described in the prospectus and herein has been passed upon by James R. Mumford, Esquite, General Counsel and Secretary of the Company. The law firm of Sutherland, Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to Federal Securities laws.

                                  DISTRIBUTOR


Equitable of Iowa Securities Network, Inc. ("EISN") acts as the distributor. EISN is an affiliate of the Company and is registered as a broker-dealer. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS
The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation.
For the seven calendar days ended December 31, 1997, the annualized yield and effective yield for the Money Market Subaccounts were 3.77% and
3.84%, respectively.    For  the  seven  calendar  days ended December 31,
1998, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 3.65% and 3.72%, respectively.



The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense
Risk Charge, a .15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC Standard Average Annual Total Return
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

                                  n
                        P (1 + T )  = ERV


       P =   a  hypothetical  initial  payment  of  $1,000
       T =   average  annual  total  return
       n =   number  of  years
     ERV =   ending  redeemable  value at the end of the time periods used
             (or  fractional  portion  thereof)  of  a  hypothetical  $1,000 payment  made  at  the  beginning  of  the  time  periods  used.



SEC Standard 30-Day Yield for Non-Money Market SubAccounts
In addition to total return data, the Company may include yield information in its advertisements. For each Subaccount (other than the Money Market Subaccounts) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                      Yield =    a-b       6
                             [2(_____  + 1)  - 1]
                                  cd

Where:

       a  =    Net  investment  income  earned  during the period by the
               Portfolio attributable  to  shares  owned  by  the  Subaccount.

       b  =    Expenses  accrued  for  the  period  (net  of reimbursements).

       c  =    The  average  daily  number  of  Accumulation Units outstanding during  the  period.

       d  =    The  maximum  offering  price per Accumulation Unit on the last day  of  the  period.



Hypothetical Average Annualized Total Return for the SubAccounts presented on a standarized basis for the period ending December 31, 1997 were as follows:


Returns for Equi-Select Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
                                   Ended 12/31/97    12/31/97 Inception Date
                                   ____________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                     (4.42)%        1.98%       10/07/94
Advantage Portfolio                        (3.84)%       (3.85)%      10/07/94
International Fixed Income
 Portfolio                                 (8.84)%       (3.93)%      10/07/94
Mortgage-Backed Securities
 Portfolio                                 (1.69)%        5.37%       10/07/94
OTC Portfolio                               9.89%        19.89%       10/07/94
Research Portfolio                         10.35%        20.59%       10/07/94
Total Return Portfolio                     11.08%        14.65%       10/07/94
Value + Growth Portfolio                    6.05%        12.61%       04/01/96
Growth & Income Portfolio                  15.30%        24.56%       04/01/96

THE GCG TRUST
Small Cap                                   0.69%        11.14%       02/03/97
Rising Dividend                            19.91%        17.11%       02/03/97
Fully Managed                               5.64%         7.92%       02/03/97

WARBURG PINCUS TRUST
International Equity Portfolio            (11.72)%       (4.74)%      04/01/96



Returns for PrimElite Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
+                                  Ended 12/31/97    12/31/97 Inception Date
                                   ____________________________________________

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio        (4.46)%        1.01%       05/24/95
Smith Barney Income and Growth
 Portfolio                                 16.77%        21.71%       04/05/95
Smith Barney International Equity
 Portfolio                                 (6.82)%        9.84%       03/27/95
Smith Barney High Income Portfolio          4.17%        10.57%       04/28/95

GREENWICH STREET SERIES FUND
Appreciation Portfolio                     16.53%        17.38%       03/22/96

EQUI-SELECT SERIES TRUST
OTC Portfolio                               9.90%        19.89%       10/07/94
Research Portfolio                         10.35%        20.60%       10/07/94
Total Return Portfolio                     11.08%        14.66%       10/07/94

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                           N/A          0.69%       05/06/97
Select Growth                                N/A          2.67%       05/06/97
Select Balanced                              N/A          2.78%       05/06/97
Select Conservative                          N/A          2.60%       05/06/97
Select Income                                N/A          2.44%       05/06/97



Nonstandard Total Return
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge or Annual Contract Maintenance Charge.

Hypothetical Total Return for the SubAccounts presented on a nonstandarized basis for the period ending December 31, 1997 were as follows:


Subaccounts Investing in:
                                   One Year Period   Inception to  Subaccount
                                   Ended 12/31/97      12/31/97  Inception Date
                                   __________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                       3.68%        3.56%     10/07/94
Advantage Portfolio                          4.26%        5.36%     10/07/94
International Fixed Income Portfolio        (0.75)%       5.43%     10/07/94
Mortgage-Backed Securities Portfolio         6.41%        6.83%     10/07/94
OTC Portfolio                               17.99%       20.98%     10/07/94
Research Portfolio                          18.44%       21.67%     10/07/94
Total Return Portfolio                      19.17%       15.86%     10/07/94
Value + Growth Portfolio                    14.15%       16.32%     04/01/96
Growth & Income Portfolio                   23.40%       28.00%     04/01/96

THE GCG TRUST
Small Cap                                    8.78%       13.54%     02/03/97
Rising Dividend                             28.01%       17.87%     02/03/97
Fully Managed                               13.74%        7.86%     02/03/97

WARBURG PINCUS TRUST
International Equity Portfolio              (3.62)%      (0.55%)    04/01/96

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio          3.63%        3.62%     05/24/95
Smith Barney Income and Growth Portfolio    24.86%       23.31%     04/05/95
Smith Barney International Equity Portfolio  1.27%       11.73%     03/27/95
Smith Barney High Income Portfolio          12.26%       12.52%     04/28/95

GREENWICH SERIES FUND
Appreciation Portfolio                      24.62%       20.90%     03/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                           N/A          8.71%     05/06/97
Select Growth                                N/A         10.49%     05/06/97
Select Balanced                              N/A         10.59%     05/06/97
Select Conservative                          N/A         10.69%     05/06/97
Select Income                                N/A         10.29%     05/06/97





Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.














                   Financial Statements - Statutory-Basis

                  Equitable Life Insurance Company of Iowa

                Years ended December 31, 1997, 1996 and 1995
                     with Report of Independent Auditors










































                  Equitable Life Insurance Company of Iowa

                   Financial Statements - Statutory-Basis


                Years ended December 31, 1997, 1996 and 1995






                                 CONTENTS

Report of Independent Auditors

Audited Financial Statements

Balance Sheets - Statutory-Basis
Statements of Operations - Statutory-Basis
Statements of Changes in Capital and Surplus - Statutory-Basis
Statements of Cash Flows - Statutory-Basis
Notes to Financial Statements


Schedules

Schedule I - Summary of Investments - Other Than Investments
             in Related Parties
Schedule III - Supplemental Insurance Information
Schedule IV - Reinsurance





























                       Report of Independent Auditors



The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


February 12, 1998                              /S/Ernst & Young LLP




                  Equitable Life Insurance Company of Iowa
                     Balance Sheets - Statutory-Basis
                (Dollars in thousands, except per share data)

                                                             December 31
                                                         1997          1996
                                                     __________________________
ADMITTED ASSETS
Bonds:
 United States government and agencies                   $56,563       $83,906
 Public utilities                                        306,382       334,155
 Industrial and miscellaneous                          1,630,968     1,338,875
                                                     __________________________
                                                       1,993,913     1,756,936
Stocks:
 Common stocks of unaffiliated companies, at
  market (cost: 1997 - $7,806; 1996 - $7,280)              7,617         7,089
 Common stocks of affiliated companies
  (cost: 1997 - $408,837; 1996 - $419,926)               631,814       573,878
                                                     __________________________
                                                         639,431       580,967

Mortgage loans on real estate                            505,116       402,358
Real estate                                                3,449            --
Policy loans                                             165,161       164,659
Cash and short-term investments                           52,474         8,212
Derivative financial instruments                          33,388        18,041
Funds in transit                                           7,746         3,463
Other invested assets                                      5,959         5,997
                                                     __________________________
Total cash and investments                             3,406,637     2,940,633

Due from non-affiliated reinsurers                           148           266
Electronic data processing equipment                       2,319            --
Due from parent under tax allocation agreement            22,904         4,612
Premiums deferred and uncollected                          9,214         9,822
Investment income due and accrued                         37,071        34,312
Due from affiliates                                        2,943         2,844
Other assets                                               3,499         3,867
Separate account assets                                1,142,251       450,623
                                                     __________________________
Total admitted assets                                 $4,626,986    $3,446,979
                                                     ==========================













See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                Balance Sheets - Statutory-Basis (continued)
                (Dollars in thousands, except per share data)

                                                             December 31
                                                         1997          1996
                                                     __________________________
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Policy reserves:
  Annuity and life policy reserves                    $2,483,277    $2,109,884
  Policy proceeds left at interest                        40,265        37,398
  Policyholders' dividend accumulations                  113,602       113,491
                                                     __________________________
                                                       2,637,144     2,260,773

 Policy and contract claims                                8,949         6,148

 Other policyholders' funds:
  Dividends payable to policyholders                      25,104        25,357
  Premium deposit funds and other                         40,305        43,144
                                                     __________________________
                                                          65,409        68,501

 Interest maintenance reserve                             26,426        23,926
 Borrowed money from parent                               50,000            --
 Other liabilities                                        17,697        36,427
 Asset valuation reserve                                  31,488        33,266
 Separate account liabilities                          1,142,251       450,623
                                                     __________________________
Total liabilities                                      3,979,364     2,879,664

Commitments and contingencies

Capital and surplus:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                             5,000         5,000
 Additional paid-in capital                              248,743       248,743
 Unassigned surplus                                      393,879       313,572
                                                     __________________________
Total capital and surplus                                647,622       567,315
                                                     __________________________
Total liabilities and capital and surplus             $4,626,986    $3,446,979
                                                     ==========================











See accompanying notes.
                 Equitable Life Insurance Company of Iowa
                Statements of Operations - Statutory-Basis
                        (Dollars in thousands)

                                                 Year ended December 31
                                              1997         1996         1995
                                          _____________________________________
Revenues:
 Annuity and life premiums                 $1,155,513     $569,866    $354,601
 Policy proceeds and dividends left
  at interest                                  27,270       30,982      23,670
 Investment income, less investment
  expenses of $8,335 in 1997, $6,105
  in 1996 and $5,841 in 1995                  282,745      252,120     234,864
 Commission and expense allowances on
  reinsurance ceded                               299          348         389
 Reserve transfer for reinsurance ceded            --       24,523          --
 Other income                                   1,238           64         155
                                          _____________________________________
                                            1,467,065      877,903     613,679
Benefits and expenses:
 Benefits paid or provided for:
  Death benefits                               37,197       33,136      37,579
  Annuity benefits                             48,306      118,850      75,229
  Surrender benefits                          189,194       37,078      34,222
  Payments from funds left at interest         32,524       29,091      21,647
  Other benefits                                1,547        1,617       2,681
  Increase in policy reserves                 375,717      231,684     193,114
  Increase (decrease) in liability
   for premium deposit funds and other         (2,840)      (6,073)        521
                                          _____________________________________
                                              681,645      445,383     364,993
 Insurance expenses:
  Commissions                                  82,521       42,272      31,676
  General expenses                             44,455       32,732      28,851
  Insurance taxes, licenses and fees            5,386        4,125       5,240
  Net transfers to separate account           539,820      221,241      56,888
  Interest expense                              3,088           --          --
  Other                                           539          231       8,272
                                          _____________________________________
                                              675,809      300,601     130,927
                                          _____________________________________
                                            1,357,454      745,984     495,920
                                          _____________________________________












See accompanying notes.
                 Equitable Life Insurance Company of Iowa
           Statements of Operations - Statutory-Basis (continued)
                        (Dollars in thousands)

                                                 Year ended December 31
                                              1997         1996         1995
                                          _____________________________________
Gain from operations before dividends to
 policyholders, federal income taxes
 and net realized capital gains              $109,611     $131,919    $117,759

Dividends to policyholders                     25,015       25,259      25,063
                                          _____________________________________
Gain from operations before federal
 income taxes and net realized
 capital gains                                 84,596      106,660      92,696

Federal income taxes                          (19,726)      11,297       6,938
                                          _____________________________________
Net gain from operations before net
 realized capital gains                       104,322       95,363      85,758

Net realized capital gains                      7,610        1,479       1,421
                                          _____________________________________
Net income                                   $111,932      $96,842     $87,179
                                          =====================================






























See accompanying notes.
                  Equitable Life Insurance Company of Iowa
        Statements of Changes in Capital and Surplus - Statutory-Basis
                          (Dollars in thousands)

                                                                       Total
                                             Additional               Capital
                                     Common    Paid-In   Unassigned     and
                                     Stock     Capital     Surplus    Surplus
                                    ___________________________________________
Balance at January 1, 1995           $5,000    $198,743    $227,842   $431,585
 Net income                              --          --      87,179     87,179
 Net unrealized capital losses           --          --     (19,658)   (19,658)
 Increase in non-admitted assets         --          --      (7,687)    (7,687)
 Increase in policy reserves due
  to change in valuation basis           --          --      (1,011)    (1,011)
 Decrease in liability for
  reinsurance in unauthorized
  companies                              --          --           9          9
 Increase in asset valuation
  reserve                                --          --      (7,600)    (7,600)
 Contributions from parent               --      50,000          --     50,000
                                    ___________________________________________
Balance at December 31, 1995          5,000     248,743     279,074    532,817
 Net income                              --          --      96,842     96,842
 Net unrealized capital losses           --          --     (23,172)   (23,172)
 Increase in non-admitted assets         --          --      (9,442)    (9,442)
 Increase in policy reserves due
  to change in valuation basis           --          --        (828)      (828)
 Decrease in liability for
  reinsurance in unauthorized
  companies                              --          --          21         21
 Increase in asset valuation
  reserve                                --          --      (4,927)    (4,927)
 Non-admitted investment income          --          --           4          4
 Dividends paid to parent                --          --     (24,000)   (24,000)
                                    ___________________________________________
Balance at December 31, 1996          5,000     248,743     313,572    567,315
 Net income                              --          --     111,932    111,932
 Net unrealized capital losses           --          --     (19,672)   (19,672)
 Increase in non-admitted assets         --          --     (27,080)   (27,080)
 Increase in policy reserves due
  to change in valuation basis           --          --        (653)      (653)
 Decrease in asset valution
  reserve                                --          --       1,778      1,778
 Non-admitted investment income          --          --          (4)        (4)
 Pension adjustment                      --          --      14,006     14,006
                                    ___________________________________________
Balance at December 31, 1997         $5,000    $248,743    $393,879   $647,622
                                    ===========================================







See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                 Statements of Cash Flows - Statutory-Basis
                         (Dollars in thousands)

                                                 Year ended December 31
                                                1997        1996       1995
                                            __________________________________
OPERATING ACTIVITIES
Premiums, policy proceeds and other
 considerations                              $1,183,197   $345,052   $313,017
Investment income, less investment expenses     190,346    177,849    161,637
Reserve transfer for reinsurance ceded               --     24,523         --
Commissions and expense allowances on
 reinsurance ceded                                  314        345        401
Other income                                      1,244         72        148
Benefits                                       (305,862)  (214,353)  (169,994)
Insurance expenses                             (713,749)   (69,694)   (73,437)
Dividends to policyholders                      (25,269)   (25,116)   (25,172)
Federal income taxes paid                        (9,051)   (19,974)    (1,915)
                                            __________________________________
Net cash provided by operating activities       321,170    218,704    204,685

INVESTING ACTIVITIES
Proceeds from investments sold, matured
 or repaid:
 Bonds                                          280,112    124,325     89,186
 Common stocks - money market funds                  --    226,468    184,911
 Common stocks - affiliates                      25,058     26,358      6,572
 Mortgage loans on real estate                   49,411     39,615     32,912
 Policy loans - net                                  --      3,185        809
 Real estate                                         68      7,034         --
 Other invested assets                            3,245        924      6,227
                                            __________________________________
                                                357,894    427,909    320,617
Cost of investments acquired:
 Bonds                                         (510,735)  (210,135)  (246,092)
 Common stocks - money market funds                  --   (226,519)  (184,911)
 Common stocks - unaffilited companies             (526)      (637)    (6,368)
 Common stocks - affiliates                      (3,223)   (11,288)   (50,258)
 Mortgage loans on real estate                 (155,883)  (138,611)  (111,475)
 Policy loans - net                                (502)        --         --
 Real estate                                         --       (559)      (247)
 Other invested assets                           (1,586)      (650)       (17)
                                            __________________________________
                                               (672,455)  (588,399)  (599,368)
Other                                           (12,347)   (35,620)    10,292
                                            __________________________________
Net cash used in investing activities          (326,908)  (196,110)  (268,459)








See accompanying notes.
                  Equitable Life Insurance Company of Iowa
            Statements of Cash Flows - Statutory-Basis (continued)
                         (Dollars in thousands)

                                                 Year ended December 31
                                                1997        1996       1995
                                            __________________________________
FINANCING ACTIVITIES
Cash contributions from parent                       --         --    $50,000
Borrowed money from parent                      $50,000         --         --
Dividends paid to parent                             --   ($24,000)        --
                                            __________________________________
Net cash provided by (used in)
 financing activities                            50,000    (24,000)    50,000
                                            __________________________________
Increase (decrease) in cash and
 short-term investments                          44,262     (1,406)   (13,774)

Cash and short-term investments at
 beginning of year                                8,212      9,618     23,392
                                            __________________________________
Cash and short-term investments at
 end of year                                    $52,474     $8,212     $9,618
                                            ==================================
































See accompanying notes.
                  Equitable Life Insurance Company of Iowa

                        Notes to Financial Statements

                              December 31, 1997


1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") pursuant to an Agreement and Plan of Merger among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

The financial statements presented herein are prepared on a statutory-basis for the Company only and, as such, the accounts of the Company's wholly owned subsidiaries, USG Annuity & Life Company ("USG"), Equitable American Insurance Company ("Equitable American") and Equitable Companies are not consolidated with those of the Company.

The preparation of financial statements of the Company requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

INVESTMENTS

Investments in bonds [except those to which the Securities Valuation Committee of the National Association of Insurance Commissioners ("NAIC") has ascribed a value], mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. The amortization of premiums and accretion of dis-counts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method. Common stocks of unaffiliated companies, the Company's Parent and affiliated mutual funds are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets. Estimated fair values of publicly traded securities are based on the latest quoted market prices as reported by an independent pricing service.

                  Equitable Life Insurance Company of Iowa

                  Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity and quality. Estimated fair values of common stocks of affiliated mutual funds are based upon net asset values of the underlying assets of the funds. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method.

Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the AVR is determined using formulae prescribed by the NAIC and is reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans on real estate which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 1997 and 1996, the Company excluded no investment income due and accrued with respect to such investments.









                  Equitable Life Insurance Company of Iowa

                  Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions") and Standard & Poors' ("S&P") 500 (Reg.U.S.Pat.@Tm.Off.) Index call options ("call options," or collectively with the caps and swaptions, "instruments") are deferred. The deferred premiums are amortized over the term of the instruments on a straight-line basis. Amortization of the deferred premium and any payments received in accordance with the terms of the instruments are recorded as an adjustment to other investment income. The instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value reflected in investment income.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be cash equivalents.

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities are presented in the aggregate in the balance sheets. The statements of operations include the premiums, benefits, net transfers to the separate account and other items arising from the operations of the separate account of the Company.







                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's Parent which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to Equitable of $24,000,000. During 1998, the Company could pay dividends to its Parent of approximately $104,322,000 without prior approval of regulatory authorities.

2.  BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts;
(6) bonds are valued at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of income when declines in carrying value are judged to be other than temporary; (8) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities except for tax-basis deferred policy acquisition costs; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable; (12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard (SFAS) No. 87, "Employers' Accounting for Pensions," agents' balances and certain other
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


2.  BASIS OF FINANCIAL REPORTING (CONTINUED)

assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any;
(18) the financial statements of subsidiaries are not consolidated with those of the Company; and (19) certain contingent liabilities (i.e. class action lawsuits) are provided for as incurred rather than expensed when the amount of the loss is probable and estimable.

A summary of financial information for the Company on the basis of generally accepted accounting principles ("GAAP") follows. The Company's financial information for the period subsequent to October 24, 1997, is presented on the Post-Merger new basis of accounting and for October 24, 1997 and prior periods on the Pre-Merger basis of accounting.

A summary of the Company's balance sheet information on a GAAP basis is as follows:

                                   POST-MERGER         PRE-MERGER
                                _____________________________________
                                December 31, 1997 | December 31, 1996
                                __________________| _________________
                                        (Dollars in thousands)
                                                  |
Investments                           $10,629,767 |       $9,438,093
Total assets                           13,731,191 |       10,881,275
Total liabilities                      11,369,021 |        9,832,311
Stockholder's equity                    2,362,170 |        1,048,964
                                                  |







                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


2.  BASIS OF FINANCIAL REPORTING (CONTINUED)

A summary of the Company's statement of income information on a GAAP basis is as follows:

                      POST-MERGER                     PRE-MERGER
                    ___________________________________________________________
                    For the period | For the period
                      October 25,  |   January 1,
                         1997      |      1997
                        through    |     through
                     December 31,  |   October 24,      Year ended December 31
                         1997      |      1997           1996          1995
                    _______________| __________________________________________
                                   |      (Dollars in thousands)
                                   |
Revenues                $145,159   |     $745,839       $824,221      $751,354
Benefits and                       |
 expenses                114,766   |      600,696        625,327       616,628
Net income                15,825   |      100,723        129,321        87,510


At December 31, 1997, participating business approximates 9.73% of life insurance in force. Participating life insurance accounted for 2.3% in 1997 and 4.7% in 1996 of premium income from all products written by the Company.



























                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS

At December 31, 1997 and 1996, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized     Fair
                                    Value       Gains      Losses       Value
                                 _______________________________________________
                                              (Dollars in thousands)
December 31, 1997
Bonds:
 United States government
  and agencies:
  Mortgage-backed securities        $44,207      $2,163          --     $46,370
  Other                              12,104         620          --      12,724
 States, municipalities and
  political subdivisions                252           4          --         256
 Public utilities                   312,166      20,285       ($287)    332,164
 Industrial and miscellaneous:
  Mortgage-backed securities        535,225      10,631      (2,412)    543,444
  Other                           1,089,959      78,857      (1,210)  1,167,606
                                 _______________________________________________
Total                            $1,993,913    $112,560     ($3,909) $2,102,564
                                 ===============================================

                                                Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized     Fair
                                    Value       Gains      Losses       Value
                                 _______________________________________________
                                              (Dollars in thousands)
December 31, 1996
Bonds:
 United States government
  and agencies:
  Mortgage-backed securities        $60,679      $1,685       ($156)    $62,208
  Other                              22,974         709        (310)     23,373
 States, municipalities and
  political subdivisions                253          --          --         253
 Public utilities                   327,491      12,131      (3,906)    335,716
 Industrial and miscellaneous:
  Mortgage-backed securities        443,299       7,071      (8,860)    441,510
  Other                             902,240      49,388     (10,220)    941,408
                                 _______________________________________________
Total                            $1,756,936     $70,984    ($23,452) $1,804,468
                                 ===============================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Statement value approximates estimated fair value for these securities.

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Statement      Estimated
                                                    Value       Fair Value
                                                 ___________________________
                                                   (Dollars in thousands)
Due after one year through five years               $38,994         $40,811
Due after five years through ten years              536,609         564,616
Due after ten years                                 838,878         907,323
                                                 ___________________________
                                                  1,414,481       1,512,750

Mortgage-backed securities                          579,432         589,814
                                                 ___________________________
Total                                            $1,993,913      $2,102,564
                                                 ===========================

Realized gains (losses) on investments are as follows:

                                            Year ended December 31
                                      1997          1996           1995
                                  _________________________________________
                                              (Dollars in thousands)
Bonds                                  $5,486         $4,611        $3,301
Common stocks of unaffiliated
 mutual funds                           1,831             --            --
Common stocks of affiliated
 mutual funds                           8,915            868           912
Mortgage loans on real estate             394            112           772
Real estate                              (469)           717            --
Other invested assets                   1,621            569         1,988
Tax effect                             (6,222)        (2,517)       (2,441)
Transfer to IMR                        (3,946)        (2,881)       (3,111)
                                  _________________________________________
Net realized capital gains             $7,610         $1,479        $1,421
                                  =========================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

Net realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $7,701,000, $5,030,000 and $4,184,000 and gross losses on the sale or prepayment of bonds of $2,215,000, $419,000 and $883,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Unrealized depreciation of common stock of unaffiliated companies of $189,000 and $191,000 is comprised of gross unrealized appreciation of $47,000 and $42,000 at December 31, 1997 and 1996, and gross unrealized depreciation of $236,000 and $233,000 on the individual securities at December 31, 1997 and 1996, respectively. Unrealized appreciation of affiliated common stock (ING in 1997, Equitable in 1996) and affiliated mutual funds of $1,119,000 and $6,764,000 is comprised entirely of gross unrealized appreciation at December 31, 1997 and 1996, respectively.

The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in various non-governmental mortgage-backed securities (27% in 1997, 25% in 1996), basic industrials (26% in 1997 and 1996), public utilities (16% in 1997, 19% in 1996), consumer products (13% in 1997, 14% in 1996) and financial companies (10% in 1997, 6% in 1996). Mortgage loans on real estate have been analyzed by geographical location and there are no significant concentrations of mortgage loans in any state. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (31% in 1997, 36% in 1996), office buildings (28% in 1997, 21% in 1996), industrial buildings (23% in 1997, 22% in 1996)
and multi-family residential buildings (17% in 1997, 20% in 1996). Common stocks of unaffiliated companies, real estate and other invested assets are not significant to the Company's overall investment portfolio.

Mortgage loans are net of loans sold and being serviced for the benefit of others. At December 31, 1997, the principal amount of serviced loans was $8,531,000. This amount is comprised of loans being serviced by the Company for USG. At December 31, 1996, this amount was $9,666,000 and included loans being serviced by the Company for USG and the Company's separate account aggregating $9,363,000 and $303,000, respectively. During 1997, the Company had sales of mortgage loans to Equitable American of $23,427,000. The total mortgage loans sold during 1996 was $24,800,000. This amount consisted of sales to Equitable American of $22,870,000 and sales to Golden American Life Insurance Company ("Golden American") of $1,930,000.

At December 31, 1997, one mortgage loan with a carrying value of $33,000 was delinquent by 90 days or more. During the first quarter of 1997, the value of a mortgage loan with a book value of $4,266,000 was determined to be impaired other than temporary. At that time, a valuation allowance was established to reduce the carrying value of this mortgage loan to its estimated fair value, resulting in a charge to investment income of $245,000. The Company foreclosed on property in June 1997 and based upon an appraisal, recorded a permanent writedown on the real estate investment of $572,000 resulting in a charge to realized losses. At December 31, 1996, no investments were identified as having an impairment other than temporary.
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

During 1997, the maximum and minimum lending rates for mortgage loans were 8.55% and 7.12% for city loans. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 1997, affidavits of deposits covering bonds with a par value of $2,002,654,000 (1996 - $1,769,472,000), mortgage loans with an unpaid principal balance of $505,419,000 (1996 - $402,911,000) and policy loans with an unpaid balance of $165,161,000 (1996 - $164,659,000) were on deposit with state agencies to meet regulatory requirements.

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

During the second quarter of 1996, the Company implemented a hedging program under which caps and swaptions were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased caps and swaptions, all during the second quarter of 1996, with notional amounts totaling $600,000,000 and $1,300,000,000, respectively, all of which were outstanding at December 31, 1997. The Company paid approximately $21,100,000 in premiums for these caps and swaptions in 1996. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced an equity-indexed annuity product which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index.
Concurrently, the Company implemented a hedging program to purchase S&P call options. Call options are purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. During 1997, the Company paid approximately $17,400,000 in premiums for call options, which mature beginning in 2002 through 2004. The cost of this program has been
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

incorporated into the Company's pricing of its equity-indexed annuity product. The call options do not require any additional payments by the Company.

The agreement for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to other investment income.

The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1997:

                    1998      1999      2000      2001      2002       Total
                  _____________________________________________________________
                                     (Dollars in thousands)
Interest rate
 caps                   --        --        --  $400,000  $200,000    $600,000
Cash settled
 put swaptions    $100,000  $400,000  $400,000   350,000    50,000   1,300,000
                  _____________________________________________________________
Total notional
 amount           $100,000  $400,000  $400,000  $750,000  $250,000  $1,900,000
                  =============================================================

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the instruments of $5,844,000 and $3,081,000 for 1997 and 1996, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at market value.














                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 1997, the Company increased investment income by recording a market value adjustment of $3,793,000 on the call options. The following table summarizes the carrying value, amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of December 31, 1997:

                                               Gross       Gross     Estimated
                      Carrying   Amortized  Unrealized  Unrealized     Fair
                       Value       Cost        Gains      Losses       Value
                     __________________________________________________________
                                        (Dollars in thousands)
Interest rate caps      $4,073      $4,073          --     ($3,571)       $502
Cash settled put
 swaptions               9,048       9,048          --      (7,039)      2,009
S&P 500 call options    20,267      16,474      $3,967        (174)     20,267
                     __________________________________________________________
Total                  $33,388     $29,595      $3,967    ($10,784)    $22,778
                     ==========================================================


The differences between fair value from amortized cost for the instruments reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) paid to purchase the instrument plus the market value adjustment, if any, for these instruments because no additional payments are required by the Company on these instruments after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps and swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1997, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments were as follows:

                                         Net Replacement Value
                       _______________________________________________________
                         Interest        Cash        S&P 500
                           Rate      Settled Put       Call
                           Caps       Swaptions      Options         Total
                       _______________________________________________________
                                         (Dollars in thousands)
Counterparties
 credit quality:
 AAA                          $321          $990            --         $1,311
 AA+ to AA-                    181           620       $14,108         14,909
 A+ to A-                       --           399         6,159          6,558
                       _______________________________________________________
Total                         $502        $2,009       $20,267        $22,778
                       =======================================================

5.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values.

December 31                            1997                      1996
_______________________________________________________________________________
(Dollars in thousands)                     Estimated |               Estimated
                              Carrying       Fair    |  Carrying       Fair
                               Value         Value   |    Value        Value
                            _________________________| ________________________
                                                     |
ASSETS                                               |
 Bonds                       $1,993,913   $2,102,564 | $1,756,936   $1,804,468
 Common stocks of affiliated                         |
  mutual funds                      214          214 |     15,792       15,792
 Common stocks of                                    |
  unaffiliated companies          7,617       12,804 |      7,089       12,351
 Mortgage loans on                                   |
  real estate                   505,116      535,248 |    402,358      407,169
 Policy loans                   165,161      165,161 |    164,659      164,659
 Cash and short-term                                 |
  investments                    52,474       52,474 |      8,212        8,212
 Derivative financial                                |
  instruments                    33,388       22,778 |     18,041       14,080
 Separate account assets      1,142,251    1,142,251 |    450,623      450,623
                                                     |
LIABILITIES                                          |
 Annuity products             1,599,860    1,379,668 |  1,117,690      952,789
 Borrowed money from parent      50,000       50,000 |         --           --
 Separate account                                    |
  liabilities                 1,142,251    1,008,699 |    450,623      405,086





                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions are used by the Company in estimating fair values:

BONDS: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the NAIC.

COMMON STOCKS OF AFFILIATED MUTUAL FUNDS: Estimated fair values of the Company's investment in affiliated mutual funds are based upon the latest quoted market price.

COMMON STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

POLICY LOANS:   Carrying values approximate the estimated fair value for
policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheet approximate estimated fair value for these instruments due to their short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS: The estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED MONEY FROM PARENT: Carrying value reported in the Company's balance sheet approximates estimated fair value for this instrument which is callable upon demand.



                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at estimated fair values of separate account liabilities and based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenues from product charges or surrender charges.

6.  INCOME TAXES

Prior to October 25, 1997, the Company and its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue Code, newly acquired insurance companies must file a separate return for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes receivable under this agreement was $22,904,000 and $4,612,000 at December 31, 1997 and 1996, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.

The Company has established deferred income taxes on its tax-basis deferred policy acquisition costs. The effect of this was to decrease income tax expense by $365,000, $2,980,000 and $2,169,000 for the years ended December 31, 1997, 1996 and 1995, respectively. The corresponding deferred tax asset has been non-admitted and, as a result, capital and surplus has not been impacted by this accounting treatment. At December 31, 1997, 1996 and 1995, this is the only item to which deferred income tax accounting has been applied.

The Company is taxed at usual corporate rates on taxable income based on existing laws that may result in a provision for federal income taxes that does not have the customary relationship of taxes to income. These differences are principally related to differences in the handling of policy reserves, deferred acquisition costs, writedowns of investments prior to disposal, certain compensation related accruals, equity investee income or losses, and the accrual for market discounts for tax and financial reporting purposes.

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993 consolidated income tax return was not examined by the IRS. The 1994, 1995 and 1996 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated for tax purposes in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 1997 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)

6.  INCOME TAXES (CONTINUED)

Company to the parent company in excess of $335,000,000, such excess would be subject to federal income taxes at rates then effective.

7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS

Certain key employees of the Company participated in stock incentive plans sponsored by Equitable which provided for the award of stock options or shares of stock of Equitable through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. As the result of the merger with ING, these plans became fully vested, were terminated and fully settled as of the date of the merger. The Parent incurred all costs of the final settlement of such plans as of the merger date.

The incentive stock options were granted from 1983 to October 24, 1997 with option prices ranging from $3.50 to $55.38, which represents the market value at the date of grant. Options became exercisable over the five year period following the date of grant. Prior to the merger, 60,258 options were exercised under this plan with option prices ranging from $5.31 to $36.75 during 1997.

The non-qualified stock options were compensatory and required the accrual of compensation expense over the period of service from the date the options are granted until they became fully exercisable if market values exceeded the option price on the measurement date. No expense was recognized in 1997 and 1996. During the year ended December 31, 1995, compensation income of $4,000 was recognized related to these options.

The Company also awarded restricted common stock of Equitable to certain key employees. These shares were subject to forfeiture to Equitable should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vested over three to five years from the date of grant. As a result of the merger, all unvested shares became vested and were issued. Compensation expense recognized during the years ended December 31, 1997, 1996 and 1995 aggregated $170,000, $2,697,000 and $1,871,000, respectively. As a result of the merger, the Parent reimbursed the Company for $2,436,000 for restricted stock previously expensed which vested at October 24, 1997.

The Company also participated in a discretionary stock award plan under which employees and agents were awarded shares of Equitable's stock for superior performance. During the years ended December 31, 1997, 1996 and 1995, awards of 700, 620 and 1,370 shares of stock resulted in charges to income of $41,200, $22,000 and $42,000, respectively. This plan was also terminated as of the date of the merger.

Prior to the merger, the Company sponsored a long-term incentive compensation plan which allowed certain agents to earn units equal to shares of Equitable's common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1996, the Company held 112,000 shares of common stock of Equitable with a market value of $5,138,000 (cost - $618,000) to provide for projected distributions based on current performance levels under this plan. Due to the merger, the plan
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

was terminated and the Company did not hold any shares related to this plan at December 31, 1997. This program resulted in expense of $3,014,000, $1,195,000 and $736,000 in the years ended December 31, 1997, 1996 and 1995, respectively.

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

As of the merger date, the Company's pension assets were revalued. This revaluation resulted in a $14,006,000 adjustment to surplus.



































                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

The following table sets forth the plans' funded status and amounts recognized in the Company's balance sheet:

                                                            December 31
                                                         1997         1996
                                                      ________________________
                                                       (Dollars in thousands)
Accumulated benefit obligation, including vested
 benefits of $61,109 at December 31, 1997 and
 $56,780 at December 31, 1996                            $62,037      $57,711
                                                      ========================

Plan assets at fair value, primarily bonds, common
 stocks (including 173,932 shares of the ING
 bearer receipts in 1997 and 400,000 shares of
 Equitable common stock in 1996), mortgage loans
 and short-term investments                             $122,344     $101,025
Projected benefit obligation for service rendered
 to date                                                  69,563       64,764
                                                      ________________________
Plan assets in excess of projected benefit
 obligation                                               52,781       36,261

Unrecognized net gain from past experience
 different from that assumed and effects of changes
 in assumptions                                           (1,001)      (1,544)
Prior service cost not yet recognized                         --          477
Unrecognized net liability at the transition
 date, net of amortization                                    --          344
                                                      ________________________
Prepaid pension cost                                     $51,780      $35,538
                                                      ========================

















                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

Net periodic pension benefit included the following components:

                                                 Year ended December 31
                                               1997        1996       1995
                                           __________________________________
                                                    (Dollars in thousands)
Actual return on plan assets                   $25,139    $11,801    $18,201
Service cost-benefits earned
 during the period                              (1,654)    (1,594)    (1,052)
Interest cost on projected
 benefit obligation                             (4,594)    (4,253)    (4,110)
Net amortization and deferral                  (16,942)    (3,599)    (9,945)
                                           __________________________________
Net periodic pension benefit                    $1,949     $2,355     $3,094
                                           ==================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.0%, respectively, at December 31, 1997. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefits obligation were 7.0% and 5.0%, respectively, at December 31, 1996. The average expected long-term rate of return on plan assets was 9.0% in 1997 and 8.0% in 1996 and 1995.

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance.

The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.












                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

The following tables sets forth the amounts recognized in the Company's balance sheet:

                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
December 31, 1997                                   (Dollars in thousands)
_____________________________________________________________________________
Accumulated postretirement benefit obligations:
 Retirees                                         $2,331    $1,724    $4,055
 Fully eligible active plan participants             248       106       354
                                                _____________________________
                                                   2,579     1,830     4,409

Unrecognized net obligation at transition         (3,045)   (1,512)   (4,557)
Prior service cost not yet recognized in net
 postretirement benefit cost                         998         1       999
Unrecognized net gain                                442       227       669
                                                _____________________________
Accrued postretirement benefit cost                 $974      $546    $1,520
                                                =============================
December 31, 1996
_____________________________________________________________________________

Accumulated postretirement benefit obligations:
 Retirees                                         $3,978    $2,230    $6,208
 Fully eligible active plan participants           1,051       155     1,206
                                                _____________________________
                                                   5,029     2,385     7,414

Unrecognized net obligation at transition         (3,248)   (1,612)   (4,860)
Prior service cost not yet recognized in net
 postretirement benefit cost                           5        --         5
Unrecognized net loss                               (883)     (313)   (1,196)
                                                _____________________________
Accrued postretirement benefit cost                 $903      $460    $1,363
                                                =============================











                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.   EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

Net periodic postretirement benefit costs in the statements of operations are as follows:

                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
December 31, 1997                                   (Dollars in thousands)
_____________________________________________________________________________
Service cost                                        $117       $10      $127
Interest cost                                        171       126       297
Net amortization of prior service cost and
 amortization of unrecognized loss                   106        96       202
                                                _____________________________
Net periodic postretirement benefit cost            $394      $232      $626
                                                =============================

December 31, 1996
_____________________________________________________________________________

Service cost                                         $14        --       $14
Interest cost                                        340      $161       501
Amortization of unrecognized net obligation          203       102       305
Net amortization of prior service cost and
 amortization of unrecognized loss                    26         9        35
                                                _____________________________
Net periodic postretirement benefit cost            $583      $272      $855
                                                =============================

December 31, 1995
_____________________________________________________________________________

Service cost                                         $13        --       $13
Interest cost                                        351      $150       501
Amortization of unrecognized net obligation          204       100       304
Net amortization of prior service cost and
 amortization of unrecognized loss                    (1)       --        (1)
                                                _____________________________
Net periodic postretirement benefit cost            $567      $250      $817
                                                =============================

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 10.8% at December 31, 1997 and 11.5% at December 31, 1996 for employees under 65 and 7.5% at December 31, 1997 and 8.0% at December 31, 1996 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2005 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1997 by
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.   EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

$356,000 and net periodic postretirement benefit costs for the year ended December 31, 1997 by $40,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.0% at December 31, 1996.

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 1997, 1996 and 1995 were $403,000, $372,000 and $292,000, respectively.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits (costs) of $24,000, $(10,000) and $20,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

The Company also has non-contributory defined contribution pension plans tax qualified and non-qualified for its agents. Contributions charged to expense under these plans during the years ended December 31, 1997, 1996 and 1995 were $1,189,000, $710,000 and $729,000, respectively.

Certain of the assets related to these plans are on deposit with the Company and amounts relating to these plans are included in these financial statements.


























                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts and separate account reserves are summarized as follows:


December 31                           1997                     1996
_______________________________________________________________________________
                                             Percent                  Percent
                                 Amount      of Total     Amount      of Total
                               _______________________  _______________________
                                            (Dollars in thousands)
Subject to discretionary
 withdrawal with market
 value adjustment                $679,532       24%       $314,309       17%
Subject to discretionary
 withdrawal at book value
 less surrender charge
 (charges of 5% or more)          334,468       12         390,271       21
Subject to discretionary
 withdrawal at market
 value                          1,085,268       39         427,809       23
Subject to discretionary
 withdrawal at book value
 (charges of less than 5%)        566,359       20         581,314       32
Not subject to discretionary
 withdrawal provision             143,816        5         128,092        7
                               _______________________  _______________________
                                2,809,443      100%      1,841,795      100%
Less reinsurance ceded            152,627   ==========     182,496   ==========
                               ___________              ___________
Total policy reserves on
 annuities and deposit
 fund liabilities              $2,656,816               $1,659,299
                               ===========              ===========










                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings are as follows:

                                       Gross         Loading          Net
                                    __________________________________________
                                                 (Dollars in thousands)
December 31, 1997
Ordinary direct first year business         $585          $358           $227
Ordinary direct renewal business          10,991         1,163          9,828
Group life direct business                     1            --              1
Reinsurance ceded                           (842)           --           (842)
                                    __________________________________________
                                         $10,735        $1,521         $9,214
                                    ==========================================
December 31, 1996
Ordinary direct first year business         $651          $451           $200
Ordinary direct renewal business          11,742         1,212         10,530
Group life direct business                     1            --              1
Reinsurance ceded                           (909)           --           (909)
                                    __________________________________________
                                         $11,485        $1,663         $9,822
                                    ==========================================
December 31, 1995
Ordinary direct first year business         $687          $476           $211
Ordinary direct renewal business          12,119         1,164         10,955
Group life direct business                     1            --              1
Reinsurance ceded                           (679)           --           (679)
                                    __________________________________________
                                         $12,128        $1,640        $10,488
                                    ==========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $156,883,000 and $206,617,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,504,000 and $1,790,000 to cover these deficiencies at December 31, 1997 and 1996, respectively.

In 1995, the NAIC adopted Guideline XXXIII, which requires the Company to increase annuity reserves in its statutory-basis financial statements by approximately $2.5 million. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa to phase this increase in over a three year period beginning in 1995. A direct charge to surplus of
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

$653,000, $828,000 and $1,011,000 was made for the years ended December 31, 1997, 1996 and 1995, respectively, related to the change in reserve methodology.

9.  SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 1997, 1996 and 1995 is as follows:










































                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)

9.  SEPARATE ACCOUNT (CONTINUED)

                                     Nonindexed        Non-
                                      Guarantee     guaranteed
                                      More than      Separate
                                         4%          Account         Total
                                    __________________________________________
                                                (Dollars in thousands)
1997
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1997                            --      $618,924       $618,924
                                    ==========================================
Reserves at December 31, 1997:
 For accounts with assets at
  market value                          $129,184      $956,085     $1,085,269
                                    ==========================================
Reserves at December 31, 1997:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value            $129,184      $956,085     $1,085,269
                                    ==========================================
1996
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1996                            --      $250,985       $250,985
                                    ==========================================
Reserves at December 31, 1996:
 For accounts with assets at
  market value                          $106,789      $321,020       $427,809
                                    ==========================================
Reserves at December 31, 1996:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value            $106,789      $321,020       $427,809
                                    ==========================================
1995
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1995                            --       $65,987        $65,987
                                    ==========================================
Reserves at December 31, 1995:
 For accounts with assets at
  market value                           $98,018       $68,868       $166,886
                                    ==========================================
Reserves at December 31, 1995:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value             $98,018       $68,868       $166,886
                                    ==========================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


9.  SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amounts transferred to and from the separate account is presented below:

                                              Year ended December 31
                                        1997           1996          1995
                                    __________________________________________
                                                (Dollars in thousands)
Transfers as reported in summary
 of operations of the separate
 account statement:
 Transfers to separate account          $619,052      $251,010        $66,029
 Transfers from separate account          79,206        29,549          9,127
                                    __________________________________________
Net transfers to separate account        539,846       221,461         56,902

Reconciling adjustments:
 Surrender and annual charges
  received by the general account            (26)         (220)           (13)
 1994 admin fees paid to general
  account in 1995                             --            --             (1)
                                    __________________________________________
Transfers as reported in the
 summary of operations of the
 life, accident and health
 annual statement                       $539,820      $221,241        $56,888
                                    ==========================================

10.  RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $6,194,000, $2,740,000 and $2,469,000 during the years ended December 31, 1997, 1996 and 1995, respectively.

Golden American provides certain advisory, computer and other resources and services to the Company. Expenses for these services incurred by the Company totaled $4,330,000 for the year ending December 31, 1997. No services were provided by Golden American in 1996.

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the year ending December 31, 1997, revenues of $29,000 were recorded which reduced general expenses as a result of this agreement.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


10.  RELATED PARTY TRANSACTIONS (CONTINUED)

therein or done pursuant thereto by the Company shall deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 1997.

The Company maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement which expired on December 31, 1997, the Company could borrow up to $30,000,000. Interest on any outstanding borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense on the note totaling $4,000, $288,000 and $358,000 for the years ended December 31, 1997, 1996 and 1995, respectively. At December 31, 1997, no amounts were outstanding under the line of credit.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest of $3,088,000 on this note for the year ended December 31, 1997. As of December 31, 1997, the Company's liability for borrowed money amounted to $50,000,000.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING America can borrow up to $30,000,000 from one another. Interest on any Company borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.

Certain investments accounted for by the equity method currently have mortgage loans outstanding with the Company. Generally, these loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties. At December 31, 1996 and 1995, $433,000 and $458,000, respectively, were outstanding under these arrangements and have been reported herein as mortgage loans on real estate.









                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


11.  REINSURANCE

Policy reserves, premiums and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $160,737,000 at December 31, 1997 and $189,976,000 at December 31, 1996,
for reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $6,287,000, $5,845,000 and $15,537,000 and insurance benefits have been reduced by $7,985,000, $4,301,000 and $8,131,000 in 1997, 1996 and 1995, respectively, for the cession agreements. The amount of reinsurance assumed is not significant.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 1997, life insurance in force ceded amounted to $1,282,369,000 or approximately 15.04% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During the years ended December 31, 1997, 1996 and 1995, the Company ceded (recaptured) net premiums to (from) USG of $529,000, $(280,000) and $8,988,000 resulting in commissions of $10,000, $15,000 and $504,000, respectively. Reserves ceded under this agreement aggregated $152,627,000 and $182,496,000 at December 31, 1997 and 1996, respectively. In 1996, approximately $24,000,000 of reserves were transferred to the Company as a result of the recapture of supplementary contracts previously reinsured by USG.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. At December 31, 1997, the Company had assumed premiums and reserves of $135,458,000 and $140,121,000, respectively. For the year ending December 31, 1997, the Company incurred $8,213,000 of commissions plus fees.

A wholly owned subsidiary of USG, USGL Service Corporation, services policies ceded by the Company under the above reinsurance agreement. Under this agreement, USGL Service Corporation receives from the ceding company a commission and expense allowance of 4.9% of premiums ceded by the Company. The Company paid $12,000, $14,000 and $494,000 during the years ended December 31, 1997, 1996 and 1995, respectively.








                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


12.  COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended
December 31, 1997, 1996 and 1995, rent expense totaled $4,138,000, $2,570,000 and $2,001,000, respectively. At December 31, 1997, minimum rental payments due under all non-cancelable operating leases are: 1998 - $5,713,000; 1999 - $4,440,000; 2000 - $3,876,000; 2001- $2,852,000; 2002 - $2,645,000; and
thereafter - $38,428,000.

At December 31, 1997, outstanding commitments to fund equity investments totaled $2,521,000.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a class action complaint filed in the state circuit court of Kentucky in September 1997. The suit claims unspecified damages and injunctive relief as a result of alleged improper actions related to the interest rate adjustment provisions of USG's fixed annuity contracts. The Company believes the allegations are without merit. The original plaintiff punitive class representative has been joined by an additional named plaintiff who claims also to be a class representative. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

The Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division, in February 1996 ("Florida action") and in the Superior court of the State of Arizona in and for Pima county ("Arizona action"). These suits claimed unspecified damages as a result of alleged improper life insurance sales practices. The Company denies the allegations in these class action lawsuits but entered into a settlement to limit additional expense and burden on its operations. The settlement has been approved by the federal court in the Florida action and by the Arizona court in the Arizona action. Approximately $1,600,000 of incremental costs were
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

incurred in 1997 related to this matter. The Company has not established a reserve for the settlement and expects to incur total incremental costs of $20,500,000, of which, a substantial portion will be incurred in 1998.
Owners of approximately 130,000 universal and whole life insurance policies issued by the Company from 1984 through 1996 may be eligible to receive the following benefits provided by the settlement: 1) one time enhancement to the interest component of the policy; 2) one time enhancement to the dividend component of the policy; 3) optional premium loans that would allow policyholders to borrow at reduced rates; 4) enhanced value deferred annuities to holders of affected policies; 5) enhanced value immediate annuities to affected policyholders; and 6) enhanced value life policies to affected policyholders. In addition, the settlement provides Individual Claim-Review Relief (an arbitration-type process) for policyholders who believe they may have been misled or otherwise harmed in connection with their policies.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flows are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, EIC, the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. The projected cost of the Year 2000 project is approximately $4,000,000 to $6,000,000. During 1997, the Company incurred costs of $1,027,000 for the Year 2000 project. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations.

To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


13.  CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG is summarized as follows:

                                                       December 31
                                                 1997              1996
                                            _________________________________
                                                   (Dollars in thousands)
ADMITTED ASSETS
Cash and investments                            $7,243,763        $6,743,918
Investment income due and accrued                   98,483            95,012
Other assets                                        17,698            16,834
                                            _________________________________
Total admitted assets                           $7,359,944        $6,855,764
                                            =================================
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Annuity and life policy reserves               $6,463,224        $6,083,650
 Other policy liabilities                          216,707           174,987
 Interest maintenance reserve                       46,991            41,874
 Other liabilities                                  83,785            83,877
 Asset valuation reserve                            72,779            60,635
                                            _________________________________
Total liabilities                                6,883,486         6,445,023

Capital and surplus                                476,458           410,741
                                            _________________________________
Total liabilities and capital and surplus       $7,359,944        $6,855,764
                                            =================================

                                               Year Ended December 31
                                           1997         1996          1995
                                       _______________________________________
                                               (Dollars in thousands)
Premiums, policy proceeds and
 other considerations                   $1,142,107   $1,178,006    $1,361,405
Investment income, less
 investment expenses                       550,805      516,686       459,572
Other income                                37,185       20,693        15,502
Benefits                                (1,504,198)  (1,467,525)   (1,611,882)
Insurance expenses                        (102,275)    (136,273)     (135,186)
Federal income taxes                       (43,341)     (43,415)      (27,158)
                                       _______________________________________
Gain from operations before net
 realized capital gains (losses)            80,283       68,172        62,253
Net realized capital gains (losses)            484          113        (2,527)
                                       _______________________________________
Net income                                 $80,767      $68,285       $59,726
                                       =======================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


13.  CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES (CONTINUED)

The Company also owns 100% of the outstanding stock of Equitable American and Equitable Companies. At December 31, 1997 and 1996, the Company's investment in Equitable American aggregated $149,086,000 and $140,268,000, respectively. At December 31, 1997 and 1996, the Company's investment in Equitable Companies aggregated $2,073,000 and $1,938,000, respectively. Operations of these subsidiaries are considered immaterial to the Company's financial statements.














































            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                  Schedule I
                            Summary of Investments-
                    Other Than Investments in Related Parties
                             (Dollars in thousands)

                                                                       Balance
                                                                         Sheet
December 31, 1997                         Cost 1         Value          Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $56,311       $59,094       $56,311
  States, municipalities and
   political subdivisions                      252           256           252
  Public utilities                         312,166       332,164       312,166
  All other corporate bonds              1,625,184     1,711,050     1,625,184
                                        _______________________________________
Total fixed maturities                   1,993,913     2,102,564     1,993,913

Equity securities:
 Common stocks:
  Affiliates                               408,837       631,814       631,814
  Industrial, miscellaneous and
   all other                                 7,806         7,617         7,617
                                        _______________________________________
Total equity securities                    416,643       639,431       639,431

Mortgage loans on real estate              505,116                     505,116
Real estate                                  3,449                       3,449
Policy loans                               165,161                     165,161
Cash and short-term investments             52,474                      52,474
Derivative financial instruments            16,474                      33,388
Funds in transit                             7,746                       7,746
Other invested assets                        5,959                       5,959
                                        ___________                 ___________
Total cash and investments              $3,166,935                  $3,406,637
                                        ===========                 ===========

       Note 1: Cost is defined as amortized cost for bonds and short-term investments adjusted for amortization of premiums and accrual of discounts.












            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                 Schedule III
                      Supplementary Insurance Information
                             (Dollars in thousands)

                                   Future
                                   Policy                 Other
                                Benefits,                Policy
                                  Losses,                Claims
                                   Claims                   and
                                      and        Un-      Bene-
                                     Loss     earned       fits       Premium
Segment                          Expenses   Premiums    Payable       Revenue
______________________________________________________________________________
Year ended December 31, 1997:

 Life insurance                $2,637,144         --     $8,949    $1,155,513

Year ended December 31, 1996:

 Life insurance                $2,260,773         --     $6,148      $569,866

Year ended December 31, 1995:

 Life insurance                $2,028,318         --     $6,232      $354,601

                                            Benefits
                                             Claims,
                                              Losses
                                      Net        and      Other
                                  Invest-    Settle-     Opera-
                                     ment       ment       ting       Premium
Segment                            Income   Expenses   Expenses       Written
______________________________________________________________________________
Year ended December 31, 1997:

  Life insurance                 $282,745   $681,645   $675,809            --

Year ended December 31, 1996:

  Life insurance                 $252,120   $445,383   $300,601            --

Year ended December 31, 1995:

  Life insurance                 $234,864   $364,993   $130,927            --








            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                Schedule IV
                                Reinsurance
                           (Dollars in thousands)

                                                                    Percentage
                                    Ceded to     Assumed             of Amount
                           Gross       Other  from Other       Net     Assumed
                          Amount   Companies   Companies    Amount      to Net
______________________________________________________________________________
Year ended December
 31, 1997:
 Life insurance in
  force               $9,808,737  $1,282,369        --  $8,526,368         --

 Insurance premiums
  and charges         $1,026,478      $6,950  $135,985  $1,155,513      11.77%

Year ended December
 31, 1996:
 Life insurance in
  force               $9,676,791  $1,199,227        --  $8,477,564         --

 Insurance premiums
  and charges           $575,412      $6,574    $1,027    $569,865       0.18%

Year ended December
 31, 1995:
 Life insurance in
  force               $9,282,614  $1,170,058        --  $8,112,556         --

 Insurance premiums
  and charges           $370,395     $15,794        --    $354,601         --


















                                Financial Statements

                     Equitable Life Insurance Company of Iowa

                For the Periods October 25, 1997 through December 31,
                1997 and January 1, 1997 through October 24, 1997 and
                                   the Years ended
                              December 31, 1996 and 1995
                         with Report of Independent Auditors







































                  Equitable Life Insurance Company of Iowa

                            Financial Statements


                  For the Periods October 25, 1997 through
                December 31, 1997 and January 1, 1997 through
                    October 24, 1997 and the Years ended
                         December 31, 1996 and 1995






                                   CONTENTS

Report of Independent Auditors

Audited Financial Statements

Consolidated Balance Sheets
Consolidated Statements of Income
Consolidated Statements of Changes in Stockholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements


































                       Report of Independent Auditors



The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying consolidated balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and the years ended December 31, 1996 and 1995. Our audits also included the financial statement schedules in the Index at Item
24. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                      /S/ Ernst & Young LLP
February 12, 1998


















                  Equitable Life Insurance Company of Iowa
                        Consolidated Balance Sheets
                (Dollars in thousands, except per share data)

                                                     POST-MERGER    PRE-MERGER
                                                     __________________________
                                                     December 31,| December 31,
                                                         1997    |     1996
                                                     ____________| ____________
                                                                 |
ASSETS                                                           |
Investments                                                      |
 Fixed maturities, available for sale,                           |
  at fair value (cost: 1997 - $8,097,413;                        |
  1996 - $7,282,582)                                  $8,181,037 |  $7,456,401
 Equity securities of unaffiliated companies, at                 |
  fair value (cost: 1997 - $57,172; 1996 - $48,821)       63,712 |      77,148
 Equity securities of affiliated company, at fair                |
  value (cost: 1997 - $4,159; 1996 - $618)                 3,982 |       5,138
 Mortgage loans on real estate                         2,087,057 |   1,689,088
 Real estate, less allowance for depreciation                    |
  of $48 in 1997 and $4,588 in 1996                       16,419 |       8,613
 Policy loans                                            191,375 |     185,853
 Short-term investments                                   86,185 |      15,852
                                                     ____________| ____________
Total investments                                     10,629,767 |   9,438,093
                                                                 |
Cash and cash equivalents                                 35,383 |      11,741
Securities and indebtedness of related parties            12,397 |       7,872
Accrued investment income                                137,238 |     131,152
Notes and other receivables                               27,799 |      21,062
Deferred policy acquisition costs                         27,592 |     721,690
Present value of in force acquired                       315,469 |          --
Property and equipment, less allowance for                       |
 depreciation of $666 in 1997 and $13,105 in 1996         14,204 |       9,620
Intangible assets, less accumulated amortization                 |
 of $5,307 in 1997 and $632 in 1996                    1,268,484 |       2,343
Other assets                                              97,492 |      82,031
Due from affiliates                                       23,115 |       5,039
Separate account assets                                1,142,251 |     450,632
                                                     ____________| ____________
Total assets                                         $13,731,191 | $10,881,275
                                                     ==========================














See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                   Consolidated Balance Sheets (continued)
                (Dollars in thousands, except per share data)

                                                     POST-MERGER    PRE-MERGER
                                                     __________________________
                                                     December 31,| December 31,
                                                         1997    |     1996
                                                     ____________| ____________
                                                                 |
LIABILITIES AND STOCKHOLDER'S EQUITY                             |
Policy liabilities and accruals:                                 |
 Future policy benefits:                                         |
  Annuity and interest sensitive life products        $9,177,107 |  $8,389,888
  Traditional life insurance products                    703,671 |     712,296
  Unearned revenue reserve                                15,996 |      18,398
 Other policy claims and benefits                         11,720 |       7,481
                                                     ____________| ____________
                                                       9,908,494 |   9,128,063
                                                                 |
Other policyholders' funds:                                      |
 Advance premiums and other deposits                         203 |         597
 Accrued dividends                                        12,404 |      12,807
                                                     ____________| ____________
                                                          12,607 |      13,404
                                                                 |
Deferred income taxes                                     31,335 |      43,201
Note payable to parent                                    50,000 |          --
Due to affiliates                                         20,491 |       8,518
Other liabilities                                        203,843 |     188,493
Separate account liabilities                           1,142,251 |     450,632
                                                     ____________| ____________
Total liabilities                                     11,369,021 |   9,832,311
                                                                 |
Commitments and contingencies                                    |
                                                                 |
Stockholder's equity:                                            |
 Common stock, par value $1.00 per share -                       |
  authorized 7,500,000 shares, issued and                        |
  outstanding 5,000,300 shares                             5,000 |       5,000
 Additional paid-in capital                            2,287,046 |     274,009
 Unrealized appreciation (depreciation) of                       |
  securities at fair value                                54,299 |     108,968
 Retained earnings                                        15,825 |     660,987
                                                     ____________| ____________
Total stockholder's equity                             2,362,170 |   1,048,964
                                                     ____________| ____________
Total liabilities and stockholder's equity           $13,731,191 | $10,881,275
                                                     ==========================








See accompanying notes.
                Equitable Life Insurance Company of Iowa
                    Consolidated Statements of Income
                        (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
Revenues:                                 |
 Annuity and interest sensitive           |
  life product charges            $14,022 |     $70,404    $62,638    $51,466
 Traditional life                         |
  insurance premiums                6,498 |      32,105     39,566     43,425
 Net investment income            120,466 |     624,122    705,074    638,056
 Realized gains on investments      4,051 |      18,775     16,213      9,524
 Other income                         122 |         433        730      8,883
                              ____________| __________________________________
                                  145,159 |     745,839    824,221    751,354
Benefits and expenses:                    |
 Annuity and interest sensitive           |
  life benefits:                          |
  Interest credited to                    |
   account balances                81,956 |     390,722    437,702    390,039
  Benefit claims incurred in              |
   excess of account balances       3,166 |      10,000      7,892     10,396
 Traditional life                         |
  insurance benefits                7,076 |      37,797     44,316     68,338
 Decrease in future                       |
  traditional policy benefits        (618)|      (3,812)    (1,243)    (6,867)
 Distributions to participating           |
  policyholders                     3,779 |      21,087     25,209     25,125
 Underwriting, acquisition and            |
  insurance expenses:                     |
  Commissions                      23,888 |     129,924    130,379    146,224
  General expenses                  9,525 |      74,740     48,461     40,867
  Insurance taxes                   1,119 |       7,428      7,391     45,472
  Policy acquisition costs                |
   deferred                       (29,649)|    (150,887)  (156,041)  (178,133)
  Amortization:                           |
   Deferred policy acquisition            |
    costs                           1,823 |      81,119     79,306     72,537
   Present value in force                 |
    acquired                        6,669 |          --         --         --
   Goodwill                         5,308 |          62         74         74
                              ____________| __________________________________
                                  114,042 |     598,180    623,446    614,072





See accompanying notes.
                Equitable Life Insurance Company of Iowa
               Consolidated Statements of Income (continued)
                        (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
Interest expense                     $724 |      $2,514     $1,880     $2,565
Other expenses                         -- |           2          1         (9)
                              ____________| __________________________________
                                  114,766 |     600,696    625,327    616,628
                              ____________| __________________________________
                                   30,393 |     145,143    198,894    134,726
Income taxes                       14,497 |      44,775     69,486     47,233
                              ____________| __________________________________
                                   15,896 |     100,368    129,408     87,493
Equity income (loss), net of              |
 related income taxes                 (71)|         355        (87)        17
                              ____________| __________________________________
Net income                        $15,825 |    $100,723   $129,321    $87,510
                              ================================================





























See accompanying notes.
                  Equitable Life Insurance Company of Iowa
         Consolidated Statements of Changes in Stockholder's Equity
                          (Dollars in thousands)

                                                 Unreal-
                                                  ized
                                                  Appre-
                                                 ciation
                                                 (Depre-
                                                 ciation)
                                       Addi-       of                  Total
                                      tional    Securities            Stock-
                            Common    Paid-In    at Fair  Retained   holder's
                            Stock     Capital     Value   Earnings    Equity
                           ____________________________________________________

                                                PRE-MERGER
                           ____________________________________________________
Balance at January 1,
 1995                       $5,000    $224,009  ($24,320) $468,156    $672,845
 Net income                     --          --        --    87,510      87,510
 Unrealized appreciation
  of securities at fair
  value                         --          --   237,039        --     237,039
 Contributions from parent      --      50,000        --        --      50,000
                           ____________________________________________________
Balance at December 31,
 1995                        5,000     274,009   212,719   555,666   1,047,394
 Net income                     --          --        --   129,321     129,321
 Dividends paid to parent       --          --        --   (24,000)    (24,000)
 Unrealized depreciation
  of securities at fair
  value                         --          --  (103,751)       --    (103,751)
                           ____________________________________________________
Balance at December 31,
 1996                        5,000     274,009   108,968   660,987   1,048,964
 Net income                     --          --        --   100,723     100,723
 Unrealized appreciation
  of securities at fair
  value                         --          --    48,751        --      48,751
                           ____________________________________________________
Balance at October 24,
 1997                       $5,000    $274,009  $157,719  $761,710  $1,198,438
                           ====================================================
                                                POST-MERGER
                           ____________________________________________________
Balance at October 25,
 1997                       $5,000  $2,287,046        --        --  $2,292,046
 Net income                     --          --        --   $15,825      15,825
 Unrealized appreciation
  of securities at fair
  value                         --          --    $54,299       --      54,299
                           ____________________________________________________
Balance at December 31,
 1997                       $5,000  $2,287,046   $54,299   $15,825  $2,362,170
                           ====================================================

See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                   Consolidated Statements of Cash Flows
                         (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
OPERATING ACTIVITIES                      |
Net income                        $15,825 |    $100,723   $129,321    $87,510
Adjustments to reconcile net              |
 income to net cash provided by           |
 operations:                              |
 Adjustments related to                   |
  annuity and interest sensi-             |
  tive life products:                     |
  Interest credited to account            |
   balances                        81,225 |     385,908    434,621    390,039
  Charges for mortality and               |
   administration                 (12,787)|     (63,006)   (63,398)   (54,308)
  Change in unearned revenues         666 |         237      1,226       (293)
 Increase (decrease) in                   |
  traditional life policy                 |
  liabilities, and accruals         1,634 |        (735)    (3,582)     2,758
 Decrease in other policy-                |
  holders' funds                     (629)|        (168)        (2)      (756)
 Decrease (increase) in accrued           |
  investment income                 1,055 |      (7,141)    (8,318)   (16,875)
 Policy acquisition costs                 |
  deferred                        (29,649)|    (150,887)  (156,041)  (178,133)
 Amortization of present value            |
  of in force acquired              6,669 |          --         --         --
 Amortization of deferred policy          |
  acquisition costs                 1,823 |      81,119     79,306     72,537
 Change in other assets, other            |
  liabilities and accrued                 |
  income taxes                     24,122 |     (33,779)   (13,270)    42,496
 Provision for depreciation and           |
  amortization                     15,381 |       3,243        982     (8,449)
 Provision for deferred income            |
  taxes                             5,344 |       9,181         --      1,117
 Share of losses (equity in               |
  earnings) of related                    |
  parties                              80 |        (546)       133        (27)
 Realized gains on investments     (4,051)|     (18,775)   (16,213)    (9,524)
                              ____________| __________________________________
Net cash provided by operating            |
 activities                       106,708 |     305,374    384,765    328,092



See accompanying notes.
                   Equitable Life Insurance Company of Iowa
                Consolidated Statements of Cash Flows (continued)
                           (Dollars in thousands)

                               POST-MERGER            PRE-MERGER
                               _________________________________________________
                                 For the   |  For the
                                  period   |   period
                               October 25, | January 1,
                               1997 through|1997 through      Year ended
                               December 31,|October 24,       December 31
                                   1997    |    1997        1996        1995
                               ____________|____________________________________
                                           |
INVESTING ACTIVITIES                       |
Sale, maturity or repayment                |
 of investments:                           |
 Fixed maturities                          |
  - available for sale            $138,039 |   $755,639    $525,164    $145,173
 Fixed maturities                          |
  - held for investment                 -- |         --          --     203,395
 Equity securities                   3,834 |     16,782      16,358       6,572
 Mortgage loans on real estate      27,725 |     70,623      80,257      53,544
 Real estate                            -- |      3,007       7,414       2,030
 Policy loans                        4,568 |     26,511      32,417      28,436
 Short-term investments - net           -- |         --      19,431      10,514
                               ____________|____________________________________
                                   174,166 |    872,562     681,041     449,664
Acquisition of investments:                |
 Fixed maturities                          |
  - available for sale            (190,030)| (1,165,709)   (902,978)   (943,285)
 Fixed maturities                          |
  - held for investment                 -- |         --          --     (59,759)
 Equity securities                    (362)|     (2,498)    (14,523)    (32,097)
 Mortgage loans on real estate     (81,105)|   (326,322)   (599,802)   (612,449)
 Real estate                           (36)|       (112)       (710)     (1,018)
 Policy loans                       (4,896)|    (31,705)    (35,847)    (34,411)
 Short-term investments - net       (2,822)|    (67,504)         --          --
                               ____________|____________________________________
                                  (279,251)| (1,593,850) (1,553,860) (1,683,019)
Disposal of investments account-           |
 ed for by the equity method           103 |      3,770         790         498
Additions to investments                   |
 accounted for by the                      |
 equity method                        (641)|     (5,669)     (2,500)         --
Proceeds from sale of interest             |
 in Equitable of Iowa Companies      6,155 |         --          --          --
Purchase of ING Groep N.V. shares          |
 from separate account              (2,774)|         --          --          --
Repayments of notes receivable          -- |        200         200       1,317
Sales of property and equipment        546 |      2,477         177         109
Purchases of property and                  |
 equipment                          (2,570)|     (9,544)     (5,592)     (3,397)
                               ____________|____________________________________
Net cash used in investing                 |
 activities                       (104,266)|   (730,054)   (879,744) (1,234,828)

See accompanying notes.
                  Equitable Life Insurance Company of Iowa
               Consolidated Statements of Cash Flows (continued)
                          (Dollars in thousands)

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |
FINANCING ACTIVITIES                       |
Proceeds from line of credit               |
 borrowings                             -- |    $183,296   $592,289   $754,104
Repayment of line of credit                |
 borrowings                             -- |    (183,296)  (592,289)  (754,104)
Issuance of note payable                   |
 to parent                              -- |      50,000         --         --
                               ____________| __________________________________
                                        -- |      50,000         --         --
Receipts from annuity and                  |
 interest sensitive life                   |
 policies credited to policy-              |
 holder account balances          $229,040 |   1,444,453  1,498,885  1,691,189
Return of policyholder account             |
 balances on annuity policies              |
 and interest sensitive life               |
 policies                         (208,384)|  (1,068,426)  (978,555)  (835,893)
Net reallocations to                       |
 separate accounts                    (489)|        (314)        --         --
Contributions from parent               -- |          --         --     50,000
Dividends paid to parent                -- |          --    (24,000)        --
                               ____________| __________________________________
Net cash provided by financing             |
 activities                         20,167 |     425,713    496,330    905,296
                               ____________| __________________________________
Increase (decrease) in cash                |
 and cash equivalents               22,609 |       1,033      1,351     (1,440)
                                           |
Cash and cash equivalents at               |
 beginning of period                12,774 |      11,741     10,390     11,830
                               ____________| __________________________________
Cash and cash equivalents at               |
 end of period                     $35,383 |     $12,774    $11,741    $10,390
                               ============| ==================================









See accompanying notes.
                  Equitable Life Insurance Company of Iowa
               Consolidated Statements of Cash Flows (continued)
                          (Dollars in thousands)

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |
SUPPLEMENTAL DISCLOSURES OF                |
 CASH FLOW INFORMATION                     |
Cash paid during the period for:           |
 Interest                               -- |      $2,156     $1,876     $2,567
 Income taxes                           -- |      51,337     69,171     33,490
Non-cash investing and                     |
 financing activities:                     |
 Foreclosure of mortgage loans,            |
  including taxes and costs                |
  capitalized (1997: $50 and               |
  1996: $15)                            -- |       7,913        690         --
































See accompanying notes.
                  Equitable Life Insurance Company of Iowa

                 Notes to Consolidated Financial Statements

                              December 31, 1997




1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company and its subsidiary, USG Annuity & Life Company ("USG"), offer various insurance products including deferred and immediate fixed annuities, variable annuities and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable"), pursuant to an Agreement and Plan of Merger ("Merger Agreement") among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

For financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair value of assets and liabilities at the merger date. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting and for October 24, 1997 and prior periods on the Pre-Merger basis of accounting.

CONSOLIDATION

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG, Equitable American Insurance Company and Equitable Companies. At December 31, 1997 and 1996, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

INVESTMENTS

FIXED MATURITIES: Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," requires fixed maturity securities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DPAC"), present value of in force acquired ("PVIF"), policy reserves and deferred income taxes. At December 31, 1997 and 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statements of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities (common and non-redeemable preferred stocks) are reported at estimated fair value if readily marketable or conversion value, if applicable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the Company's Statements of Income.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

REAL ESTATE: Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value at or before the foreclosure date. The carrying value of these assets is subject to review when events or circumstances indicate an impairment might exist. If the estimated undiscounted cash flows are less than the carrying amount of the assets, an impairment in value is deemed to exist and an impairment loss is recognized. The carrying value of the asset is written down to an amount representing the sum of the estimated discounted cash flows which becomes the asset's new cost basis.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships in which the Company has a less than controlling interest.

FAIR VALUES: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the National Association of Insurance Commissioners ("NAIC"). Estimated fair values of equity securities are based on the latest quoted market prices or conversion value, if applicable. Estimated fair values of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Fair values of equity securities which are not readily marketable, are estimated based upon values which are representative of the fair values of issues of comparable yield and quality. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps") and cash settled put swaptions ("swaptions") are deferred and reported at amortized cost and included in other assets. The premiums paid for Standard & Poors' ("S&P")
500 (Reg.U.S.Pat.@Tm.Off.) Index Call Options ("call options," or collectively with the caps and swaptions, "instruments") are deferred and reported at amortized cost plus intrinsic value, if any and included in other assets. The deferred premiums are amortized over the term of the instruments on a straight-line basis. Amortization of the deferred premium and any payments received in accordance with the terms of the instruments are recorded as an adjustment to interest credited. The instruments do not require any additional payments by the Company. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. For the call options, the unrealized gains and losses related to the change in their intrinsic value will be an adjustment to interest credited.

The call options were purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. The call options used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the call options and the policy benefits being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, hedge accounting would be discontinued and the call options would be marked-to-market with the change recorded in net income.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statements of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For annuity and interest sensitive life products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts. DPAC is adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

PRESENT VALUE OF IN FORCE ACQUIRED

As a result of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents the present value of in force acquired which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

INTANGIBLE ASSETS

Intangible assets include goodwill established as result of the merger. Goodwill established as a result of the merger is being amortized over 40 years using the straight-line method.

FUTURE POLICY BENEFITS

Future policy benefits for fixed annuity and interest sensitive life products are established utilizing the retrospective deposit accounting method.
Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 11.40% during 1997, 3.00% to 11.00% during 1996 and 3.35% to 11.35% during 1995. For equity-indexed annuity policies, such future policy benefits are increased to reflect the intrinsic value of the liability option (i.e., increases in the index to which the product is linked).

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible adverse deviation from the assumptions. Future dividends for participating business (which accounted for 1.26% of premiums and 8.17% of life insurance in force in 1997) are provided for in the liability for future policy benefits.

The unearned revenue reserve primarily reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on fixed annuity and interest sensitive life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize DPAC.

SEPARATE ACCOUNT

Assets and liabilities of the separate account reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity contracts, as well as, the Company's defined pension benefit plan assets and liabilities. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the Contractholders, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets carried at fair value of the underlying investments generally represent Contractholder investment values maintained in the account. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account. The Company's separate account assets and liabilities for its pension plan represent the estimated fair values of the pension plan assets and associated liabilities. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration and surrender charges.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for fixed annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of DPAC.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS

The Company's ability to pay dividends to its Parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to Equitable of $24,000,000. During 1998, the Company could pay dividends to its Parent of approximately $104,322,000 without prior approval of regulatory authorities.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of the merger, (5) net assets for pension and liabilities for postretirement benefits, (6) asset valuation allowances, (7) guaranty fund assessment accruals, (8) deferred tax benefits (liabilities) and (9) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

2.  BASIS OF FINANCIAL REPORTING

The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for annuity and interest sensitive life products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (5) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (6) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (7) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statements of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (8) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (10) gains arising from sale-leaseback transactions are deferred and amortized over the life of the lease rather than recognized in the period of sale; (11) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (12) a prepaid pension cost asset established in accordance with SFAS No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (13) revenues for annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (14) the financial statements of the Company's wholly owned subsidiaries are consolidated rather than recorded at the equity in net assets; (15) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions," was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years; (16) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost; (17) amortization of the cost of interest rate caps and cash settlement put swaptions purchased in conjunction with the Company's hedging program are recorded in interest credited rather than as a deduction from net investment income; (18) the S&P 500 call options are carried at amortized cost plus intrinsic value, if any, reporting amortization in interest credited rather than recorded at market value with changes in the market value reported in net investment income; and
(19) certain contingent liabilities (i.e. class action lawsuits) are expensed when the amount of the loss is probable and estimable rather than provided for as incurred.

Net income for the Company as determined in accordance with statutory accounting practices was $111,932,000 in 1997, $96,841,000 in 1996, and
$87,179,000 in 1995. Total statutory capital and surplus was $647,622,000 at December 31, 1997 and $567,316,000 at December 31, 1996.












3.  INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities                   $96,165 |    $506,533   $576,781   $558,903
Equity securities                    1,153 |       3,687      3,080      1,255
Mortgage loans on real estate       24,688 |     124,037    125,144     76,382
Real estate                            404 |       1,481      2,588      2,747
Policy loans                         1,745 |       8,983     10,414     10,049
Short-term investments                 840 |       2,610      1,397      1,275
Other - net                            425 |       1,234      1,007        996
                               ____________| __________________________________
                                   125,420 |     648,565    720,411    651,607
                                           |
Less investment expenses            (4,954)|     (24,443)   (15,337)   (13,551)
                               ____________| __________________________________
Net investment income             $120,466 |    $624,122   $705,074   $638,056
                               ================================================

Realized gains (losses) on investments are as follows:

                               POST-MERGER                PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities:                          |
 Available for sale                 $1,217 |     $13,939    $13,557    ($3,401)
 Held for investment                    -- |          --         --      9,330
Equity securities                    3,664 |       3,258        869        912
Mortgage loans on real estate         (830)|          --         --         --
Real estate                             -- |         (43)     1,218       (161)
Equity investments                      -- |       1,621        569      2,844
                               ____________| __________________________________
Realized gains on investments       $4,051 |     $18,775    $16,213     $9,524
                               ================================================

The change in unrealized appreciaiton (depreciation) on securities at fair value is as follows:

                               POST-MERGER                PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities                           |
 Available for sale                $83,624 |    $165,128  ($293,555)  $507,971
 Held for investment                    -- |          --         --    334,708
Equity securities                    6,363 |      (6,737)    29,060      1,614
                               ____________| __________________________________
Unrealized appreciation                    |
 (depreciation) of                         |
 investments                       $89,987 |    $158,391  ($264,495)  $844,293
                               ================================================

FIXED MATURITY AND EQUITY SECURITIES

SFAS No. 115 requires the carrying value of fixed maturity securities classified as available for sale to be adjusted for changes in market value, primarily caused by interest rates. While other related accounts are adjusted as discussed above, the insurance liabilities supported by these securities are not adjusted under SFAS No. 115, thereby creating volatility in stockholder's equity as interest rates change. As a result, the Company expects that its stockholder's equity will be exposed to incremental volatility due to changes in market interest rates and the accompanying changes in the reported value of securities classified as available for sale, with equity increasing as market interest rates decline and, conversely, decreasing as market interest rates rise.

At December 31, 1997 and 1996, amortized cost, gross unrealized gains and losses and estimated fair value of the Company's fixed maturity securities, all of which are designated as available for sale, are as follows:

















                                           Gross        Gross      Estimated
                            Amortized   Unrealized   Unrealized      Fair
                              Cost         Gains       Losses        Value
                           __________________________________________________
                                         (Dollars in thousands)

December 31, 1997                                 POST-MERGER
_____________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $217,909       $1,083         ($86)    $218,906
 Other                         31,265           88           --       31,353
States, municipalities
 and political
 subdivisions                  16,095          117          (99)      16,113
Foreign governments            13,738          528           --       14,266
Public utilities            1,183,863       18,758         (688)   1,201,933
Investment grade
 corporate                  3,290,428       44,010         (931)   3,333,507
Below investment grade
 corporate                    802,539        7,237       (4,741)     805,035
Mortgage-backed
 securities                 2,541,194       20,787       (2,439)   2,559,542
Redeemable preferred
 stocks                           382           --           --          382
                           __________________________________________________
Total                      $8,097,413      $92,608      ($8,984)  $8,181,037
                           ==================================================

December 31, 1996                                  PRE-MERGER
_____________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $251,342       $9,674        ($755)    $260,261
 Other                         87,374        2,125       (1,420)      88,079
States, municipalities
 and political
 subdivisions                  15,131        1,134           --       16,265
Foreign governments            10,572        2,706           --       13,278
Public utilities            1,205,377       41,076      (15,757)   1,230,696
Investment grade
 corporate                  2,654,742      156,968      (16,290)   2,795,420
Below investment grade
 corporate                    707,260       13,981      (15,992)     705,249
Mortgage-backed
 securities                 2,350,168       41,857      (45,259)   2,346,766
Redeemable preferred
 stocks                           616           --         (229)         387
                           __________________________________________________
Total                      $7,282,582     $269,521     ($95,702)  $7,456,401
                           ==================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Amortized cost approximates estimated fair value for these securities.

At December 31, 1997, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $83,624,000. This appreciation caused an increase in stockholder's equity of $50,163,000 at December 31, 1997 (net of deferred income taxes of $27,011,000, an adjustment of $234,000 to DPAC and an adjustment of $6,216,000 to PVIF).

At December 31, 1996, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $173,819,000. This appreciation caused an increase in stockholder's equity of $76,121,000 at December 31, 1996 (net of deferred income taxes of $43,533,000 and an adjustment of $54,165,000 to DPAC).

At December 31, 1997, net unrealized appreciation of equity securities of $6,363,000 was comprised of net unrealized depreciation of $186,000 on the Company's investment in affiliated common stock and its registered separate account, gross unrealized appreciation of $6,550,000 on an investment in a real estate investment trust and gross unrealized depreciation of $1,000 on other equity securities. The Company's investment in the real estate investment trust had an estimated fair value of $63,431,000 and a cost basis of $56,881,000 at December 31, 1997. The estimated fair value of the Company's investment is based upon conversion value. Conversion value is derived from the quoted market value of the publicly traded security into which the Company's investment can be converted and the issuer's cash flow from operations. As such, changes in operating cash flows or the quoted market price of the issuer may result in significant volatility in the estimated fair value of the Company's investment.

At December 31, 1996, net unrealized appreciation of equity securities of $32,847,000 was comprised of gross unrealized appreciation of $6,765,000 on the Company's investment in affiliated common stock and its registered separate account, gross unrealized appreciation of $26,315,000 on an investment in a real estate investment trust and gross unrealized depreciation of $233,000 on other equity securities. The Company's investment in the real estate investment trust had an estimated fair value of $61,339,000 and a cost basis of $35,024,000 at December 31, 1996.





















The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity, at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                           POST-MERGER
                                                    _________________________
                                                                   Estimated
                                                     Amortized       Fair
                                                       Cost          Value
                                                    _________________________
                                                      (Dollars in thousands)
December 31, 1997
Due within one year                                     $3,493        $3,488
Due after one year through five years                  379,009       379,958
Due after five years through ten years               2,535,562     2,555,500
Due after ten years                                  2,420,246     2,463,643
                                                    _________________________
                                                     5,338,310     5,402,589

Mortgage-backed securities                           2,759,103     2,778,448
                                                    _________________________
Total                                               $8,097,413    $8,181,037
                                                    =========================






























An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1997, 1996 and 1995 is as follows:


                                                Gross      Gross     Proceeds
                                  Amortized   Realized   Realized      from
                                    Cost        Gains     Losses       Sale
                                 ______________________________________________
                                             (Dollars in thousands)
For the period October 25, 1997
 through December 31, 1997
Scheduled principal repayments,
 calls and tenders                  $75,003       $250      ($102)     $75,151
Sales                                61,819      1,076         (7)      62,888
                                 ______________________________________________
Total                              $136,822     $1,326      ($109)    $138,039
                                 ==============================================
For the period January 1, 1997
 through October 24, 1997
Scheduled principal repayments,
 calls and tenders                 $384,567    $10,779      ($319)    $395,027
Sales                               357,133      9,797     (6,318)     360,612
                                 ______________________________________________
Total                              $741,700    $20,576    ($6,637)    $755,639
                                 ==============================================
Year ended December 31, 1996
Scheduled principal repayments,
 calls and tenders                 $289,645    $11,866      ($315)    $301,196
Sales                               221,962      3,461     (1,455)     223,968
                                 ______________________________________________
Total                              $511,607    $15,327    ($1,770)    $525,164
                                 ==============================================
Year ended December 31, 1995
Scheduled principal repayments,
 calls and tenders (available
 for sale only):
 Available for sale                 $59,935       $319       ($19)     $60,235
 Held for investment                172,082      5,279       (274)     177,087
Sales:
 Available for sale                  82,837      2,104         (3)      84,938
 Held for investment                 21,983      4,325         --       26,308
                                 ______________________________________________
Total                              $336,837    $12,027      ($296)    $348,568
                                 ==============================================











MORTGAGE-BACKED SECURITIES

The amortized cost and estimated fair value of mortgage-backed securities, which comprise 34% of the Company's investment in fixed maturity securities at December 31, 1997, by type, are as follows:


                                                            POST-MERGER
                                                     _________________________
                                                                    Estimated
                                                      Amortized       Fair
                                                        Cost          Value
                                                     _________________________
                                                       (Dollars in thousands)
December 31, 1997
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities                  $18,239       $18,553
    Planned amortization class                           74,971        75,350
    Targeted amortization class                          18,934        19,032
    Sequential pay                                       56,312        56,424
    Pass through                                         49,453        49,548
  Private label CMOs and REMICs:
    Very accurately defined maturities                   31,559        31,601
    Planned amortization class                           26,944        27,158
    Targeted amortization class                         400,168       405,119
    Sequential pay                                    2,019,288     2,032,176
    Mezzanines                                           38,191        38,565
    Private placements and subordinate issues            25,044        24,922
                                                     _________________________
Total mortgage-backed securities                     $2,759,103    $2,778,448
                                                     =========================

During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages is prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than a pro-rata share of principal return in the pass-through structure. At December 31, 1997, unamortized premium on mortgage-backed securities totaled $28,346,000 and unaccrued discounts on mortgage-backed securities totaled $27,485,000.







OTHER INVESTMENT INFORMATION

INVESTMENT VALUATION ANALYSIS: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

At December 31, 1997, two mortgage loans with a total carrying value of $649,000 were delinquent by 90 days or more. During the first quarter of 1997, the value of a mortgage loan with a book value of $4,021,000 was determined to be impaired other than temporary. At that time, a valuation allowance was established to reduce the carrying value of this mortgage loan to its estimated fair value, resulting in a charge to investment income of $245,000. The Company foreclosed on the property in June 1997 and based upon an appraisal, recorded a permanent write-down on the real estate investment of $430,000 resulting in a charge to realized losses. During the second quarter of 1997, the Company foreclosed on a mortgage loan with a book value of $3,892,000. At this time the Company does not believe any permanent impairment exists on this property. At December 31, 1996, no investments were identified as having an impairment other than temporary. During 1995, the Company identified two below investment grade securities as having impairments in value that were other than temporary. As a result of those determinations, the Company recognized pre-tax losses of $5,802,000 to reduce the carrying value of the securities to their estimated fair value. These securities were subsequently sold resulting in realized gains totaling $1,200,000 during 1995.

The carrying value of investments which have been non-income producing for the year ending December 31, 1997 and 1996 totaled $750,000 and $239,000, respectively, related to a real estate property.

INVESTMENTS ON DEPOSIT: At December 31, 1997, affidavits of deposits covering bonds with a par value of $2,010,634,000 (1996 - $1,780,482,000), mortgage loans with an unpaid principal balance of $505,419,000 (1996 - $402,911,000) and policy loans with an unpaid balance of $165,161,000 (1996 - $164,659,000) were on deposit with state agencies to meet regulatory requirements. In addition, at December 31, 1997, pursuant to a reinsurance agreement, the Company had investments with a carrying value of $36,228,000 (1996 - $56,314,000) and estimated market value of $37,395,000 (1996 -
$53,833,000) deposited in a trust for the benefit of the ceding company.

INVESTMENT DIVERSIFICATIONS: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (31% in 1997, 24% in 1996), basic industrials (24% in 1997, 26% in 1996), public utilities (15% in 1997, 19% in 1996) and consumer products (12% in 1997, 14% in 1996).
Mortgage loans on real estate have been analyzed by geographical locations and there are no concentrations of mortgage loans in any state exceeding ten percent in 1997 and 1996. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in industrial buildings (29% in 1997 and 1996), retail facilities (26% in 1997, 28% in 1996), office buildings, (26% in 1997, 22% in 1996) and multi-family residential buildings (17% in 1997, 20% in 1996). Equity securities (which represent 0.6% of the Company's investments) consist primarily of investments in the Company's registered separate accounts and an investment of $63,431,000 in a real estate investment trust. Real estate and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1997.

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM: During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, caps and swaptions, were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased caps and swaptions, all during the second quarter of 1996, with notional amounts totaling $600,000,000 and $1,300,000,000, respectively, all of which were outstanding at December 31, 1997. The Company paid approximately $21,100,000 in premiums for these caps and swaptions in 1996. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the interest rate caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on cash settled put swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semi-annual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced an equity-indexed annuity product which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index.
Concurrently, the Company implemented a hedging program to purchase S&P call options. Call options are purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. During 1997, the Company paid approximately $17,400,000 in premiums for call options, which mature beginning in 2002 through 2004. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity product. The call options do not require any additional payments by the Company.

The agreements for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to interest credited.


The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1997:


                    1998      1999      2000      2001      2002       Total
_______________________________________________________________________________
                                     (Dollars in thousands)
Interest rate
 caps                   --        --        --  $400,000  $200,000    $600,000
Cash settled
 put swaptions    $100,000  $400,000  $400,000   350,000    50,000   1,300,000
                  _____________________________________________________________
Total notional
 amount           $100,000  $400,000  $400,000  $750,000  $250,000  $1,900,000
                  =============================================================

ACCOUNTING TREATMENT: The Company has recorded amortization of the deferred premiums related to the instruments of $704,000, $4,602,000 and $3,081,000 for the period October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and for the year ended December 31, 1996.

The Financial Accounting Standards Board ("FASB") is evaluating the accounting and disclosure requirements for these instruments. FASB has issued an exposure draft titled "Accounting for Derivative and Similar Financial Instruments and for Hedging Activities," which if adopted as a Statement of Financial Accounting Standards in its current form, would require the Company to change its accounting treatment for these instruments. The requirements of any final standard which may result from this exposure process are not known at this time and, therefore, the impact of such a standard on the Company's financial statements cannot be determined.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the intrinsic value (which may vary from estimated market value) of the call options and future policy benefits will be reflected in the financial statements in the period of change.




















The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of December 31, 1997:


                                                  POST-MERGER
                            __________________________________________________
                                             Gross       Gross       Estimated
                              Amortized   Unrealized   Unrealized       Fair
December 31, 1997                Cost        Gains       Losses        Value
______________________________________________________________________________
(Dollars in thousands)
Interest rate caps                $847           --        ($345)        $502
Cash settled put swaptions       3,040           --       (1,031)       2,009
S&P 500 call options            18,118       $2,315         (166)      20,267
                            __________________________________________________
Total                          $22,005       $2,315      ($1,542)     $22,778
                            ==================================================


The differences between fair value and amortized cost for the instruments reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE:  The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of non-performance will be limited to the unamortized premium (remaining amortized cost) paid to purchase the instrument plus the recorded intrinsic value, if any, for the call options because no additional payments are required by the Company on these instruments after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for the caps and swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.







The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1997, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments were as follows:


                                              POST-MERGER
                       _______________________________________________________
                                          Net Replacement Value
                       _______________________________________________________
                          Interest Rate  Cash Settled     S&P 500
December 31, 1997             Caps       Put Swaptions  Call Options  Total
______________________________________________________________________________
(Dollars in thousands)
Counterparties
 credit quality:
 AAA                            $321           $990             --     $1,311
 AA+ to AA-                      181            620        $14,108     14,909
 A+ to A-                         --            399          6,159      6,558
                       _______________________________________________________
Total                           $502         $2,009        $20,267    $22,778
                       =======================================================



5.   MERGER

TRANSACTION: On October 23, 1997, Equitable shareholders approved the Merger Agreement dated as of July 7, 1997, among Equitable, PFHI and ING. On
October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement.
PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of the Company and Golden American
Life Insurance Company ("Golden American") and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc., Directed Services,
Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries. Goodwill was established for the excess of the merger cost over the fair value of the net assets and pushed down to EIC and its subsidiaries including the Company. The merger cost is preliminary with respect to estimated expenses and, as a result, the PVIF and related amortization and deferred taxes may change. The allocation of the purchase price to the Company was approximately $2,292,046,000. The amount of goodwill allocated to the Company relating to the merger was $1,273,791,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Company's DPAC and unearned revenue as of the merger date were eliminated and an asset of $328,354,000 representing PVIF was established for all policies in force at the merger date.

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Company at the date of merger. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the PVIF asset is as follows:

                                                  POST-MERGER
                                             ______________________
                                                 For the period
                                                October 25, 1997
                                                    through
                                               December 31, 1997
                                             ______________________
                                             (Dollars in thousands)
Beginning balance                                         $328,354
Imputed interest                                             3,000
Amortization                                                (9,669)
Adjustment for unrealized gains
 on available for sale securities                           (6,216)
                                             ______________________
Ending balance                                            $315,469
                                             ======================

Interest is imputed on the unamortized balance of PVIF at rates of 5.98% and 5.34% for the period October 25, 1997 through December 31, 1997. The amortization of PVIF net of imputed interest is charged to expense. PVIF is also adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity.
Based on current conditions and assumptions as to future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the balance of PVIF as of December 31, 1997, is $40,300,000 in 1998, $38,700,000 in 1999, $35,400,000 in 2000, $31,100,000 in
2001 and $26,700,000 in 2002. Actual amortization may vary based upon final purchase price allocation and changes in assumptions and experience.









6.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.
























The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                    POST-MERGER                 PRE-MERGER
                            ___________________________________________________
December 31                            1997          |           1996
_____________________________________________________| ________________________
(Dollars in thousands)                     Estimated |               Estimated
                              Carrying       Fair    |  Carrying       Fair
                               Value         Value   |    Value        Value
                            _________________________| ________________________
                                                     |
ASSETS                                               |
 Fixed maturities,                                   |
  available for sale         $8,181,037   $8,181,037 | $7,456,401   $7,456,401
 Equity securities of                                |
  unaffiliated companies         63,712       63,712 |     77,148       77,148
 Mortgage loans on real                              |
  estate                      2,087,057    2,111,410 |  1,689,088    1,708,464
 Policy loans                   191,375      191,375 |    185,853      185,853
 Short-term investments          86,185       86,185 |     15,852       15,852
 Cash and cash equivalents       35,383       35,383 |     11,741       11,741
 Notes and other                                     |
  receivables                   149,118      149,118 |    137,949      137,949
 Separate account assets      1,142,251    1,142,251 |    450,632      450,632
 Derivative financial                                |
  instruments                    22,005       22,778 |     18,041       14,080
                                                     |
LIABILITIES                                          |
 Annuity products             8,614,681    7,643,356 |  7,761,840    6,473,411
 Note payable to parent          50,000       50,000 |         --           --
 Separate account                                    |
  liabilities                 1,142,251    1,008,669 |    450,632      405,083


The following methods and assumptions were used by the Company in estimating fair values:

FIXED MATURITIES: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system. This pricing system uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the NAIC.

EQUITY SECURITIES: Estimated fair values are based upon the latest quoted market prices, where available. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS AND NOTES AND OTHER
RECEIVABLES: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate account.

DERIVATIVE FINANCIAL INSTRUMENTS: The estimated fair values of the instruments are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

NOTE PAYABLE TO PARENT: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument which is callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflects the present value of future revenues from product charges or surrender charges.


7.  INCOME TAXES

Prior to October 25, 1997, the Company and all of its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue Code, newly acquired insurance companies must file a separate return for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes payable (receivable) under this agreement was $(2,991,000) and $3,417,000 at December 31, 1997 and 1996, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.








Income tax expenses (credits) are included in the consolidated financial statements as follows:


                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Taxes provided in consolidated            |
 statements of income on:                 |
 Income before equity                     |
  income (loss):                          |
  Current                          $9,162 |     $35,637    $69,538    $46,168
  Deferred                          5,335 |       9,138        (52)     1,065
                              ____________| __________________________________
                                   14,497 |      44,775     69,486     47,233
 Equity income (loss):                    |
  Current                             (17)|         148        (99)       (43)
  Deferred                              9 |          43         52         52
                              ____________| __________________________________
                                       (8)|         191        (47)         9
                                          |
 Taxes provided in consolidated           |
  statements of changes in                |
  stockholder's equity on                 |
  unrealized gains and losses      29,238 |      41,392    (69,970)   113,503
                              ____________| __________________________________
                                  $43,727 |     $86,358      ($531)  $160,745
                              ================================================






















The effective tax rate on income before income taxes and equity income (loss) is different from the prevailing federal income tax rate as follows:



                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Income before income taxes                |
 and equity income (loss)         $30,393 |    $145,143   $198,894   $134,726
                              ============| ==================================
                                          |
Income tax at federal                     |
 statutory rate                   $10,638 |     $50,800    $69,613    $47,154
Compensatory stock option and             |
 restricted stock expense              -- |     (14,347)        --         --
Taxes provided for future                 |
 contingency                        2,000 |       5,000         --         --
Adjustment for prior years             -- |       3,369         --         --
Goodwill amortization               1,857 |          --         --         --
Tax effect (decrease) of                  |
 other items                            2 |         (47)      (127)        79
                              ____________| __________________________________
Income tax expense                $14,497 |     $44,775    $69,486    $47,233
                              ================================================

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993 consolidated income tax return was not examined by the IRS. The 1994, 1995 and 1996 consolidated income tax returns remain open to examination. Management believes amounts provided for income taxes are adequate to settle any adjustments raised by the IRS.


















The tax effect of temporary differences giving rise to the Company's deferred income tax liabilities at December 31, 1997 and 1996 is as follows:


                                                     POST-MERGER   PRE-MERGER
                                                     _________________________
December 31                                              1997    |       1996
_________________________________________________________________| ___________
(Dollars in thousands)                                           |
                                                                 |
Deferred tax assets:                                             |
 Future policy benefits                                 $240,634 |   $231,465
 Accrued investment income                                 4,215 |      1,624
 Accrued dividends                                         4,445 |      4,393
 Guaranty fund assessment accruals                        14,911 |     16,103
 Deferred policy acquisition costs                        28,956 |         --
 Other                                                    17,649 |      8,530
                                                     ____________| ___________
                                                         310,810 |    262,115
Deferred tax liabilities:                                        |
 Fixed maturity securities                              (118,149)|         --
 Net unrealized appreciation of available for                    |
  sale fixed maturity securities                         (29,269)|    (60,992)
 Deferred policy acquisition costs                            -- |   (221,889)
 Prepaid pension costs                                   (18,116)|    (12,441)
 Unamortized cost assigned to present value of                   |
  in force acquired                                     (112,590)|         --
 Equity securities                                        (9,138)|         --
 Net unrealized appreciation of equity securites                 |
  at fair value                                           (2,227)|         --
 Mortgage loans                                          (34,495)|         --
 Other                                                   (18,161)|     (9,994)
                                                     ____________| ___________
                                                        (342,145)|   (305,316)
                                                     ____________| ___________
Deferred income tax liability                           ($31,335)|   ($43,201)
                                                     =========================

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 1997 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the Parent in excess of $335,000,000, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $5,036,000 have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.

Deferred income taxes (credits) were also reported on equity income during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.



8.  EMPLOYEE STOCK COMPENSATION PLANS

Certain key employees of the Company participated in stock incentive plans sponsored by Equitable, which provided for the award of stock options or shares of stock of Equitable through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. As a result of the merger with ING, these plans became fully vested, were terminated and fully settled as of the date of the merger. The Parent incurred all costs of the final settlement of such plans as of the merger date.

The incentive stock options were granted from 1983 to October 24, 1997 with option prices ranging from $3.50 to $55.38, which represent the market value at the date of grant. Options became exercisable over the five year period following the date of grant. Prior to the merger, 60,258 options were exercised under this plan with option prices ranging from $5.31 to $36.75 during 1997.

The non-qualified stock options were compensatory and required the accrual of compensation expense over the period of service from the date the options were granted until they became fully exercisable if market values exceeded the option price on the measurement date. No expense was recognized in 1997 and 1996. During the year ended December 31, 1995 compensation income of $4,000 was recognized related to these options.

The Company also awarded restricted common stock of Equitable to certain key employees. These shares were subject to forfeiture to Equitable should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vested over three to five years from the date of grant. As a result of the merger, all unvested shares became vested and were issued. The Company amortized as compensation expense the market value on date of grant of restricted stock using the straight-line method over the vesting periods. Compensation expense recognized during the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 aggregated $2,002,000, $953,000 and $533,000, respectively. As a result of the merger, the Parent reimbursed the Company for the remaining unamortized restricted stock asset that vested at the merger date.

The Company also participated in a discretionary stock award plan under which employees and agents were awarded shares of Equitable's stock for superior performance. During the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, awards of 700, 620 and 1,370 shares of stock resulted in charges to income of $41,200, $22,000 and $42,000, respectively. This plan was also terminated as of the date of the merger.

Prior to the merger, the Company sponsored a long-term incentive compensation plan which allowed certain agents to earn units equal to shares of Equitable's common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1996 the Company held 112,000 shares of common stock of Equitable, with a market value of $5,138,000 (cost - $618,000), to provide for projected distributions based on current performance levels, under this plan. Due to the merger, the plan was terminated and the Company did not hold any shares related to this plan at December 31, 1997. This program resulted in expense of $3,014,000, $1,195,000 and $736,000 in the years ended December 31, 1997, 1996 and 1995, respectively.


9.  RETIREMENT PLANS

DEFINED BENEFIT PLANS

Substantially all full-time employees of the Company are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:


                                                      POST-MERGER   PRE-MERGER
                                                      ____________  ____________
                                                      December 31,| December 31,
                                                         1997     |     1996
                                                      ____________| ____________
                                                       (Dollars in thousands)
                                                                  |
Accumulated benefit obligation, including vested                  |
 benefits of $61,109 in 1997 and $56,470 in 1996         $62,037  |     $57,401
                                                      ============| ============
                                                                  |
Plan assets at fair value, primarily bonds, common                |
 stocks (including 173,932 shares of the ING                      |
 bearer receipts in 1997 and 400,000 of Equitable                 |
 shares in 1996), mortgage loans and short-term                   |
 investments                                            $122,344  |    $101,025
Projected benefit obligation for service rendered                 |
 to date                                                  69,563  |      64,454
                                                      ____________| ____________
Plan assets in excess of projected benefit                        |
 obligation                                               52,781  |      36,571
                                                                  |
Unrecognized net gain from past experience                        |
 different from that assumed and effects of changes               |
 in assumptions                                           (1,001) |        (899)
Prior service cost not yet recognized                         --  |         477
Unrecognized net liability at the transition                      |
 date, net of amortization                                    --  |          82
                                                      ____________| ____________
Prepaid pension cost                                     $51,780  |     $36,231
                                                      =========================









Net periodic pension benefit included the following components:


                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Actual return on plan assets       $2,799 |     $22,340    $11,801    $18,201
Service cost-benefits earned              |
 during the period                   (274)|      (1,379)    (1,402)    (1,052)
Interest cost on projected                |
 benefit obligation                  (831)|      (3,763)    (4,233)    (4,096)
Net amortization and deferral      (1,001)|     (15,942)    (3,619)    (9,979)
                              ____________| __________________________________
Net periodic pension benefit         $693 |      $1,256     $2,547     $3,074
                              ================================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.0%, respectively, at December 31, 1997. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 5.0% at December 31, 1996. The average expected long-term rate of return on plan assets was 9.0% in 1997 and 8.0% in 1996 and 1995.


POSTRETIREMENT BENEFIT PLANS

The Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. All payments of the liability for group-term life insurance are funded by the Company on a pay-as-you-go (cash) basis.














The Company has chosen not to fund any amounts in excess of current benefits. The following table sets forth the amounts recognized in the Company's consolidated balance sheet:


                                                          POST-MERGER
                                                _____________________________
                                                       December 31, 1997
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
 Retirees                                         $2,373    $1,708    $4,081
 Fully eligible active plan participants             130        97       227
 Other active plan participants                    1,046        59     1,105
                                                _____________________________
Accumulated postretirement benefit obligation
 in excess of plan assets                          3,549     1,864     5,413

Unrecognized net loss                                (91)       --       (91)
                                                _____________________________
Accrued postretirement benefit cost               $3,458    $1,864    $5,322
                                                =============================

                                                          PRE-MERGER
                                                _____________________________
                                                       December 31, 1996
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
 Retirees                                         $3,978    $2,232    $6,210
 Fully eligible active plan participants           1,037       155     1,192
 Other active plan participants                    1,669        54     1,723
                                                _____________________________
Accumulated postretirement benefit obligation
 in excess of plan assets                          6,684     2,441     9,125

Prior service cost not yet recognized in net
 postretirement benefit cost                         327        75       402
Unrecognized net loss                               (226)     (335)     (561)
                                                _____________________________
Accrued postretirement benefit cost               $6,785    $2,181    $8,966
                                                =============================



Net periodic postretirement benefit costs include the following components:

                                                       POST-MERGER
                                           _________________________________
                                             For the period October 25, 1997
                                                         through
                                                    December 31, 1997
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                    $16          $1         $17
Interest cost                                    41          23          64
                                           _________________________________
Net periodic postretirement benefit cost        $57         $24         $81
                                           =================================

                                                       PRE-MERGER
                                           _________________________________
                                             For the period January 1, 1997
                                                         through
                                                     October 24, 1997
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                    $83          $8         $91
Interest cost                                   196         107         303
Net amortization of prior service cost         (184)        (11)       (195)
                                           _________________________________
Net periodic postretirement benefit cost        $95        $104        $199
                                           =================================


















                                                       PRE-MERGER
                                           _________________________________
                                                      For the year
                                                         ended
                                                   December 31, 1996
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                   $511         $12        $523
Interest cost                                   415         164         579
Net amortization of prior service cost          (33)         (8)        (41)
                                           _________________________________
Net periodic postretirement benefit cost       $893        $168      $1,061
                                           =================================

                                                       PRE-MERGER
                                           _________________________________
                                                      For the year
                                                         ended
                                                   December 31, 1995
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                   $250         $10        $260
Interest cost                                   409         153         562
Net amortization of prior service cost          (33)         (7)        (40)
                                           _________________________________
Net periodic postretirement benefit cost       $626        $156        $782
                                           =================================

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 10.8% at December 31, 1997 and 11.5% at December 31, 1996 for employees under 65 and 7.5% at December 31, 1997 and 8.0% at December 31, 1996 for employees over 65, with the rates for both groups to be graded down to 5.0% for 2008 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1997 by $349,000 and net periodic postretirement benefit costs for the year ended December 31, 1997 by $40,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.0% at December 31, 1996.



OTHER BENEFIT PLANS

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits
(costs) of $(3,000), $27,000, $(10,000) and $20,000 for the periods October 25,
1997 through December 31, 1997, for January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively.

The Company sponsors pension plans for its employees which are qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 were $66,000, $337,000, $372,000 and
$292,000, respectively.

The Company has non-contributory defined contribution pension plans, tax qualified and non-qualified, for its agents. Combined contributions charged to expense under the career, general and corporate agent pension plans during the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 amounted to $130,000, $1,059,000, $710,000 and $729,000, respectively.

Certain of the assets related to the plans discussed above are on deposit with the Company and amounts relating to these plans are included in these consolidated financial statements.


10.  COMMITMENTS AND CONTINGENCIES

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief reinsurance. At December 31, 1997, life insurance in force ceded on a consolidated basis amounted to $1,569,159,000, or approximately 13.4% of total life insurance in force.

Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At December 31, 1997 and 1996, the Company had reinsurance treaties with 14 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $17,434,000 and $14,885,000, respectively, for reserve credits, reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts has been established since none of the receivables are deemed to be uncollectible. The Company's liability for future policy benefits and notes and other receivables has been increased by $15,919,000 at December 31, 1997 ($14,265,000 in 1996) for reserve credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $1,921,000, $5,685,000, $6,850,000 and $6,271,000 and insurance benefits have been reduced by $1,004,000, $4,131,000, $5,916,000 and $8,281,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively, as a result of the cession agreements. The amount of reinsurance assumed is not significant.

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Guaranty Association (NOLHGA), the Company believes that it is probable these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information from the NOLGHA annual report. The associated cost for a particular insurance company can vary significantly based upon its premium volume by line of business and state premium levels as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $36,492,000 for the year ended December 31, 1995. At December 31, 1997, the Company has an undiscounted reserve of $42,563,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $16,761,000 for assessments paid which may be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a class action complaint filed in the state circuit court of Kentucky in September 1997. The suit claims unspecified damages in injunctive relief as a result of alleged improper actions related to the interest rate adjustment provisions of USG's fixed annuity contracts. The Company believes the allegations are without merit. The original plaintiff putative class representative has been joined by an additional named plaintiff who claims to also be a class representative. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

The Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division in February 1996 ("Florida action") and in the Superior Court of the State of Arizona in and for Pima County ("Arizona action"). These suits claim unspecified damages as a result of alleged improper life insurance sales practices. The Company denies the allegations in these class action lawsuits, but entered into a settlement to limit additional expense and burden on its operations. The settlement has been approved by the federal court in the Florida action and by the Arizona court in the Arizona action.

In the second quarter of 1997, the Company established a reserve and accrued a pre-tax expense of approximately $20.5 million for policy liabilities and administrative and other costs anticipated with the settlement. At December 31, 1997, the reserve was $18.9 million. Owners of approximately 130,000 universal and whole life insurance policies issued by the Company from 1984 through 1996 may be eligible to receive the following benefits provided by the settlement: 1) one time enhancement to the interest component of the policy; 2) one time enhancement to the dividend component of the policy; 3) optional premium loans that would allow policyholders to borrow at reduced rates; 4) enhanced value deferred annuities to holders of affected policies;
5) enhanced value immediate annuities to affected policyholders; and 6) enhanced value life policies to affected policyholders. In addition, the proposed settlement provides Individual Claim-Review Relief (an arbitration-type process) for policyholders who believe they may have been misled or otherwise harmed in connection with their policies.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. For the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, rent expense totaled $1,063,000, $3,015,000, $2,570,000 and $2,001,000, respectively. At
December 31, 1997, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1998 - $5,713,000; 1999 - $4,440,000; 2000 - $3,876,000; 2001 - $2,852,000; 2002 -
$2,645,000; and thereafter - $38,428,000.

At December 31, 1997, outstanding commitments to fund mortgage loans on real estate and equity investments totaled $8,550,000 and $7,689,000, respectively.

YEAR 2000 (UNAUDITED): Based on a study of its computer software and hardware, EIC, the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. The projected cost of the Year 2000 project is approximately $4,000,000 to $6,000,000. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company incurred costs of $275,000 and $752,000, respectively, for the Year 2000 project. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations.

To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

11.  RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS: The Company purchases investment management services from an affiliate. Payments for these services aggregated $4,236,000, $19,783,000, $9,257,000 and $8,143,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively.

Golden American provides certain advisory, computer and other resources and services to the Company. The Company incurred general expenses for these services which totaled $1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. No services were provided by Golden American in 1996.

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company had revenues of $13,000 and $16,000, respectively, which reduced general expenses as a result of this agreement.

GUARANTY AGREEMENT: The Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was paid in 1997.

LINE OF CREDIT: The Company maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement which expired on December 31, 1997, the Company could borrow up to $130,000,000. Interest on any outstanding borrowings was charged at a rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense on the note totaling $150,000, $1,880,000 and $2,527,000 for the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively. At December 31, 1997, no amounts were outstanding under the line of credit.

PROMISSORY NOTE: On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest totaling $724,000 and $2,364,000 for the periods October 25, 1997 through December 31, 1997 and April 15, 1997 through October 24, 1997.

RECIPROCAL LOAN AGREEMENTS: The Company and USG (collectively "the parties"), maintain reciprocal loan agreements with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, for the Company (January 1, 1998 and December 31, 1998, respectively, for USG), the parties and ING America can borrow up to $130,000,000 from one another. Interest on any of the parties' borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.














































                    Equitable Life Insurance Company of Iowa
                                  SCHEDULE I
                            SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (Dollars in thousands)

                                                                       Balance
                                                                         Sheet
December 31, 1997                           Cost 1       Value          Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities          $249,174     $250,259     $250,259
  States, municipalities and
   political subdivisions                     16,095       16,113       16,113
  Foreign governments                         13,738       14,266       14,266
  Public utilities                         1,183,863    1,201,933    1,201,933
  Investment grade corporate               3,290,428    3,333,507    3,333,507
  Below investment grade corporate           802,539      805,035      805,035
  Mortgage-backed securities               2,541,194    2,559,542    2,559,542
  Redeemable preferred stocks                    382          382          382
                                         ______________________________________
Total fixed maturities, available
  for sale                                 8,097,413    8,181,037    8,181,037

Equity securities:
 Common stocks:
  Affiliates                                   4,159        3,982        3,982
  Industrial, miscellaneous and
   all other                                  57,172       63,712       63,712
                                         ______________________________________
Total equity securities                       61,331       67,694       67,694

Mortgage loans on real estate              2,087,057                 2,087,057
Real estate:
 Investment properties                         6,179                     6,179
 Acquired in satisfaction of debt             10,240                    10,240
                                         ____________              ____________
Total real estate                             16,419                    16,419

Policy loans                                 191,375                   191,375
Short-term investments                        86,185                    86,185
                                         ____________              ____________
Total investments                        $10,539,780               $10,629,767
                                         ============              ============

Note 1: Cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal loans on real estate, adjusted for amortization of premiums, accrual of discounts and cost less allowances for depreciation for real estate.





                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                             (Dollars in thousands)

           Column              Column     Column     Column   Column   Column
             A                   B           C         D        E         F
_______________________________________________________________________________
                                            Future
                                            Policy             Other
                                   De-   Benefits,            Policy
                                ferred     Losses,            Claims    Insur-
                                Policy      Claims      Un-      and      ance
                                Acqui-         and   earned    Bene-  Premiums
                                sition        Loss  Revenue     fits       and
Segment                          Costs    Expenses  Reserve  Payable   Charges
_______________________________________________________________________________
                                                  POST-MERGER
_______________________________________________________________________________
Period October 25, 1997 through
 December 31, 1997:
  Life insurance               $27,592  $9,880,778  $15,996  $11,720   $20,520

                                                  PRE-MERGER
_______________________________________________________________________________
Period January 1, 1997 through
 October 24, 1997:
  Life insurance                   N/A         N/A      N/A      N/A   102,509

Year ended December 31, 1996:
  Life insurance               721,690   9,102,184   18,398    7,481   102,204

Year ended December 31, 1995:
  Life insurance               554,179   8,218,604   14,326    8,980    94,891























                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (Continued)
                             (Dollars in thousands)

           Column              Column     Column     Column   Column   Column
             A                   G           H         I        J         K
_______________________________________________________________________________

                                                    Amorti-
                                          Benefits   zation
                                           Claims,       of
                                            Losses Deferred
                                   Net         and   Policy    Other
                               Invest-     Settle-   Acqui-   Opera-
                                  ment        ment   sition     ting  Premiums
Segment                         Income    Expenses    Costs Expenses   Written
_______________________________________________________________________________
                                                  POST-MERGER
_______________________________________________________________________________
Period October 25, 1997 through
 December 31, 1997:
  Life insurance              $120,466     $95,359   $1,823  $16,860        --

                                                  PRE-MERGER
_______________________________________________________________________________
Period January 1, 1997 through
 October 24, 1997:
  Life insurance               624,122     455,794   81,119   61,267        --

Year ended December 31, 1996:
  Life insurance               705,074     513,876   79,306   30,264        --

Year ended December 31, 1995:
  Life insurance               638,056     487,031   72,537   54,504        --





















                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE IV
                                 REINSURANCE
                            (Dollars in thousands)

Column A                 Column B    Column C  Column D     Column E   Column F
________________________________________________________________________________
                                                                      Percentage
                                     Ceded to     Assumed              of Amount
                            Gross       Other  from Other        Net     Assumed
                           Amount   Companies   Companies     Amount      to Net
________________________________________________________________________________
Year ended December 31, 1997:
  Life insurance in
    force             $11,684,447  $1,569,159        --  $10,115,288         --
                      ==========================================================
Period October 25, 1997
 through December 31, 1997:
  Insurance premiums
    and charges            22,432       1,921        $9       20,520         --
                      ==========================================================
Period January 1, 1997
 through October 24, 1997:
  Insurance premiums
    and charges           108,142       5,685        52      102,509         --
                      ==========================================================
Year ended December 31, 1996:
  Life insurance in
    force              11,507,009   1,482,900        --   10,024,109         --
                      ==========================================================
  Insurance premiums
    and charges           109,015       6,850        39      102,204         --
                      ==========================================================
Year ended December 31, 1995:
  Life insurance in
    force              10,927,445   1,459,523        --    9,467,922         --
                      ==========================================================
  Insurance premiums
    and charges           101,095       6,271        67       94,891         --
                      ==========================================================











                            Financial Statements

                  Equitable Life Insurance Company of Iowa
                             Separate Account A

                   Years ended December 31, 1997 and 1996
                     with Report of Independent Auditors














































                  Equitable Life Insurance Company of Iowa
                             Separate Account A

                            Financial Statements


                   Years ended December 31, 1997 and 1996






                                  CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements





































                       Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statement of net assets of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 1997, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                          /S/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998





















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997

                                                                    Advantage
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)                          $17,828,042
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)





See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Advantage
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $17,828,042
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,505,743
Unit Value                                                               11.84
                                                                   ____________
Net Assets                                                         $17,828,042
                                                                   ============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)                          $11,904,652
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $11,904,652
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,003,152
Unit Value                                                               11.87
                                                                   ____________
Net Assets                                                         $11,904,652
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)                         $35,584,814
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)



See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $35,584,814
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                3,178,723
Unit Value                                                               11.19
                                                                   ____________
Net Assets                                                         $35,584,814
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)                          $17,673,788
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $17,673,788
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,427,178
Unit Value                                                               12.38
                                                                   ____________
Net Assets                                                         $17,673,788
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)                          $89,356,864
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)




See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $89,356,864
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                4,824,991
Unit Value                                                               18.52
                                                                   ____________
Net Assets                                                         $89,356,864
                                                                   ============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Research
                                                                    Account
                                                                 ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)                       $204,520,177
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.


                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Research
                                                                    Account
                                                                 ______________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                 ______________
TOTAL NET ASSETS (cost - $947,980,910)                            $204,520,177
                                                                 ==============

NET ASSETS REPRESENTED BY:

Units                                                               10,840,733
Unit Value                                                               18.87
                                                                 ______________
Net Assets                                                        $204,520,177
                                                                 ==============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Total
                                                                     Return
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)                        $148,851,655
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)



See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Total
                                                                     Return
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  _____________
TOTAL NET ASSETS (cost - $947,980,910)                            $148,851,655
                                                                  =============

NET ASSETS REPRESENTED BY:

Units                                                                9,244,077
Unit Value                                                               16.10
                                                                  _____________
Net Assets                                                        $148,851,655
                                                                  =============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)                         $87,808,343
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $87,808,343
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               5,699,245
Unit Value                                                              15.41
                                                                  ____________
Net Assets                                                        $87,808,343
                                                                  ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Value +
                                                                     Growth
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)                         $56,373,954
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Value +
                                                                     Growth
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $56,373,954
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               4,326,368
Unit Value                                                              13.03
                                                                  ____________
Net Assets                                                        $56,373,954
                                                                  ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)                         $38,713,392
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $38,713,392
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               3,908,832
Unit Value                                                               9.90
                                                                  ____________
Net Assets                                                        $38,713,392
                                                                  ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Fully
                                                                     Managed
                                                                     Account
                                                                   ___________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)                             $8,456,130
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Fully
                                                                     Managed
                                                                     Account
                                                                   ___________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ___________
TOTAL NET ASSETS (cost - $947,980,910)                             $8,456,130
                                                                   ===========

NET ASSETS REPRESENTED BY:

Units                                                                 430,012
Unit Value                                                              19.66
                                                                   ___________
Net Assets                                                         $8,456,130
                                                                   ===========






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Rising
                                                                    Dividends
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)                          $31,374,717
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Rising
                                                                    Dividends
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $31,374,717
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,561,703
Unit Value                                                               20.09
                                                                   ____________
Net Assets                                                         $31,374,717
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Small
                                                                       Cap
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)                            $11,401,411
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Small
                                                                       Cap
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $11,401,411
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                  885,024
Unit Value                                                               12.88
                                                                   ____________
Net Assets                                                         $11,401,411
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)                          $74,829,676
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS

 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $74,829,676
                                                                   ============


NET ASSETS REPRESENTED BY:

Units                                                                4,211,810
Unit Value                                                               17.77
                                                                   ____________
Net Assets                                                         $74,829,676
                                                                   ============


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                     Barney
                                                                  International
                                                                     Equity
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)                          $23,573,048
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                     Barney
                                                                  International
                                                                     Equity
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  _____________
TOTAL NET ASSETS (cost - $947,980,910)                             $23,573,048
                                                                  =============

NET ASSETS REPRESENTED BY:

Units                                                                1,734,132
Unit Value                                                               13.59
                                                                  _____________
Net Assets                                                         $23,573,048
                                                                  =============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)                          $21,190,553
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $21,190,553
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,544,897
Unit Value                                                               13.72
                                                                   ____________
Net Assets                                                         $21,190,553
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)                         $12,538,824
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $12,538,824
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,142,815
Unit Value                                                               10.97
                                                                   ____________
Net Assets                                                         $12,538,824
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)                          $30,520,554


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $30,520,554
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,177,729
Unit Value                                                               14.01
                                                                   ____________
Net Assets                                                         $30,520,554
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)                          $20,287,782
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $20,287,782
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,866,333
Unit Value                                                               10.87
                                                                   ____________
Net Assets                                                         $20,287,782
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)                          $30,576,929
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $30,576,929
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,767,613
Unit Value                                                               11.05
                                                                   ____________
Net Assets                                                         $30,576,929
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                     Balanced
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                     Balanced
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)                          $29,506,512
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $29,506,512
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,668,341
Unit Value                                                               11.06
                                                                   ____________
Net Assets                                                         $29,506,512
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                   Conservative
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                   Conservative
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)                              $7,429,120
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                              $7,429,120
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                  671,234
Unit Value                                                               11.07
                                                                   ____________
Net Assets                                                          $7,429,120
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Income
                                                                      Account
                                                                    ___________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Income
                                                                      Account
                                                                    ___________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)                              $2,766,373
                                                                    ___________
TOTAL NET ASSETS (cost - $947,980,910)                              $2,766,373
                                                                    ===========

NET ASSETS REPRESENTED BY:

Units                                                                  250,841
Unit Value                                                               11.03
                                                                    ___________
Net Assets                                                          $2,766,373
                                                                    ===========






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                   Combined
                                                                _______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)                          $17,828,042
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)                           11,904,652
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)                          35,584,814
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)                           17,673,788
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)                           89,356,864
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)                        204,520,177
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)                         148,851,655
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)                           87,808,343
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)                           56,373,954
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)                           38,713,392
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)                               8,456,130
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)                           31,374,717
   Small Cap Series,
    860,484 shares (cost - $10,749,103)                             11,401,411
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)                           74,829,676
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)                           23,573,048
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)                           21,190,553
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)                          12,538,824
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)                           30,520,554


See accompanying notes.



                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                   Combined
                                                                _______________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)                           20,287,782
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)                           30,576,929
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)                           29,506,512
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)                               7,429,120
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)                               2,766,373
                                                                _______________
TOTAL NET ASSETS (cost - $947,980,910)                          $1,013,067,310
                                                                ===============
































See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted

                                                      International
                                                         Fixed        Money
                                          Advantage      Income       Market
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                 $782,675     $542,440   $1,632,508
  Capital gains distributions                     --       54,527           --
                                         ______________________________________
 Total investment income                     782,675      596,967    1,632,508

 Expenses:
  Annual contract charges                      7,758        6,435        6,084
  Transfer charges                               138           --        6,410
  Administrative charges                       1,932        1,066        2,638
  Mortality and expense risk charges         242,386      142,095      454,136
                                         ______________________________________
 Net investment income (loss)                530,461      447,371    1,163,240

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     256,338      124,849           --
 Net unrealized appreciation
  (depreciation) of investments              (68,673)    (614,411)          --
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $718,126     ($42,191)  $1,163,240
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                          Mortgage-
                                            Backed
                                          Securities      OTC        Research
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                 $782,654   $3,725,445   $2,126,136
  Capital gains distributions                     --       39,178    4,275,288
                                         ______________________________________
 Total investment income                     782,654    3,764,623    6,401,424

 Expenses:
  Annual contract charges                      8,137       48,350       83,047
  Transfer charges                                (7)         852          796
  Administrative charges                       1,420        5,537       10,322
  Mortality and expense risk charges         191,871      918,764    1,962,985
                                         ______________________________________
 Net investment income (loss)                581,233    2,791,120    4,344,274

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     (49,663)   3,085,650    3,990,034
 Net unrealized appreciation
  (depreciation) of investments              372,723    4,758,266   12,924,937
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $904,293  $10,635,036  $21,259,245
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                            Total       Growth &     Value +
                                            Return       Income       Growth
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                               $3,515,543   $7,042,003      $13,977
  Capital gains distributions              1,453,371       13,264           --
                                         ______________________________________
 Total investment income                   4,968,914    7,055,267       13,977

 Expenses:
  Annual contract charges                     62,200       27,213       16,215
  Transfer charges                                36          167          142
  Administrative charges                       7,854        3,887        1,957
  Mortality and expense risk charges       1,420,362      810,049      502,582
                                         ______________________________________
 Net investment income (loss)              3,478,462    6,213,951     (506,919)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     637,746    1,221,709    1,030,463
 Net unrealized appreciation
  (depreciation) of investments           13,098,517    4,340,296      347,125
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $17,214,725  $11,775,956     $870,669
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                         International   Fully        Rising
                                            Equity      Managed     Dividends
                                           Account     Account(a)   Account(b)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                               $1,263,347     $250,821     $191,362
  Capital gains distributions              1,202,927      366,432      515,186
                                         ______________________________________
 Total investment income                   2,466,274      617,253      706,548

 Expenses:
  Annual contract charges                     20,536          321        2,238
  Transfer charges                               251           12          761
  Administrative charges                       2,780           --           --
  Mortality and expense risk charges         461,343       49,420      169,295
                                         ______________________________________
 Net investment income (loss)              1,981,364      567,500      534,254

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     175,065       13,366      689,163
 Net unrealized appreciation
  (depreciation) of investments           (5,059,005)    (119,096)   1,602,362
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                ($2,902,576)    $461,770   $2,825,779
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                                     Smith Barney Smith Barney
                                                      Income and  International
                                         Small Cap      Growth       Equity
                                         Account(a)    Account       Account
                                        _______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      --           --            --
  Capital gains distributions                    --           --            --
                                        _______________________________________
 Total investment income                         --           --            --

 Expenses:
  Annual contract charges                      $570      $19,604        $9,423
  Transfer charges                               45           --            --
  Administrative charges                         --        3,044         1,449
  Mortality and expense risk charges         71,459      645,047       252,207
                                        _______________________________________
 Net investment income (loss)               (72,074)    (667,695)     (263,079)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments    250,413      173,271        62,891
 Net unrealized appreciation
  (depreciation) of investments             652,308    9,763,541      (159,210)
                                        _______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  $830,647   $9,269,117     ($359,398)
                                        =======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                                      Smith Barney
                                         Smith Barney    Money
                                         High Income     Market    Appreciation
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --     $416,443     $355,211
  Capital gains distributions                     --           --    1,549,430
                                         ______________________________________
 Total investment income                          --      416,443    1,904,641

 Expenses:
  Annual contract charges                     $5,629        1,040        5,977
  Transfer charges                                --           --           --
  Administrative charges                       1,108          498          792
  Mortality and expense risk charges         206,204      120,594      214,970
                                         ______________________________________
 Net investment income (loss)               (212,941)     294,311    1,682,902

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     109,408           --        7,316
 Net unrealized appreciation
  (depreciation) of investments            1,805,213           --    1,159,392
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $1,701,680     $294,311   $2,849,610
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                         Select High     Select       Select
                                            Growth       Growth      Balanced
                                          Account(c)   Account(d)   Account(c)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --           --
  Capital gains distributions                     --           --           --
                                         ______________________________________
 Total investment income                          --           --           --

 Expenses:
  Annual contract charges                       $168         $136         $188
  Transfer charges                                --           --           --
  Administrative charges                          --           --           --
  Mortality and expense risk charges          96,196      142,411      150,373
                                         ______________________________________
 Net investment income (loss)                (96,364)    (142,547)    (150,561)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments      36,105        3,569        3,850
 Net unrealized appreciation
  (depreciation) of investments              109,908      902,340    1,117,979
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $49,649     $763,362     $971,268
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                            Select       Select
                                         Conservative    Income
                                          Account(f)   Account(e)    Combined
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --  $22,640,565
  Capital gains distributions                     --           --    9,469,603
                                         ______________________________________
 Total investment income                          --           --   32,110,168

 Expenses:
  Annual contract charges                        $20          $15      331,304
  Transfer charges                                --           --        9,603
  Administrative charges                          --           --       46,284
  Mortality and expense risk charges          34,177       14,489    9,273,415
                                         ______________________________________
 Net investment income (loss)                (34,197)     (14,504)  22,449,562

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments      21,770       19,963   11,863,276
 Net unrealized appreciation
  (depreciation) of investments              245,961      100,682   47,281,155
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $233,534     $106,141  $81,593,993
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.


                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted

                                                                    Advantage
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $3,744,237

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         422,472
  Net realized gain (loss) on investments                               57,513
  Net unrealized appreciation (depreciation) of investments           (111,913)
                                                                   ____________
  Net increase in net assets resulting from operations                 368,072

 Changes from principal transactions:
  Purchase payments                                                  7,649,569
  Contract distributions and terminations                             (381,407)
  Transfer payments from (to) other Accounts and Fixed Account       3,638,478
                                                                   ____________
  Increase in net assets derived from principal transactions        10,906,640
                                                                   ____________
  Total increase                                                    11,274,712
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     15,018,949





























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Advantage
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $530,461
  Net realized gain (loss) on investments                              256,338
  Net unrealized appreciation (depreciation) of investments            (68,673)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      718,126

 Changes from principal transactions:
  Purchase payments                                                  8,221,506
  Contract distributions and terminations                           (1,615,795)
  Transfer payments from (to) other Accounts and Fixed Account      (4,514,744)
                                                                   ____________
  Increase in net assets derived from principal transactions         2,090,967
                                                                   ____________
  Total increase                                                     2,809,093
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $17,828,042
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Fixed
                                                                    Income
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                      $3,599,567

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        455,330
  Net realized gain (loss) on investments                              48,607
  Net unrealized appreciation (depreciation) of investments          (239,063)
                                                                 _____________
  Net increase in net assets resulting from operations                264,874

 Changes from principal transactions:
  Purchase payments                                                 2,509,049
  Contract distributions and terminations                            (213,335)
  Transfer payments from (to) other Accounts and Fixed Account      2,279,493
                                                                 _____________
  Increase in net assets derived from principal transactions        4,575,207
                                                                 _____________
  Total increase                                                    4,840,081
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                     8,439,648


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Fixed
                                                                    Income
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $447,371
  Net realized gain (loss) on investments                             124,849
  Net unrealized appreciation (depreciation) of investments          (614,411)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations     (42,191)

 Changes from principal transactions:
  Purchase payments                                                 2,503,059
  Contract distributions and terminations                            (603,475)
  Transfer payments from (to) other Accounts and Fixed Account      1,607,611
                                                                 _____________
  Increase in net assets derived from principal transactions        3,507,195
                                                                 _____________
  Total increase                                                    3,465,004
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $11,904,652
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Money
                                                                     Market
                                                                     Account
                                                                  _____________
NET ASSETS AT JANUARY 1, 1996                                       $5,732,221

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         430,243
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                  _____________
  Net increase in net assets resulting from operations                 430,243

 Changes from principal transactions:
  Purchase payments                                                 97,297,490
  Contract distributions and terminations                             (409,078)
  Transfer payments from (to) other Accounts and Fixed Account     (83,912,504)
                                                                  _____________
  Increase in net assets derived from principal transactions        12,975,908
                                                                  _____________
  Total increase                                                    13,406,151
                                                                  _____________
NET ASSETS AT DECEMBER 31, 1996                                     19,138,372



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Money
                                                                     Market
                                                                     Account
                                                                  _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $1,163,240
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                  _____________
  Net increase (decrease) in net assets resulting from operations    1,163,240

 Changes from principal transactions:
  Purchase payments                                                180,384,044
  Contract distributions and terminations                           (3,652,032)
  Transfer payments from (to) other Accounts and Fixed Account    (161,448,810)
                                                                  _____________
  Increase in net assets derived from principal transactions        15,283,202
                                                                  _____________
  Total increase                                                    16,446,442
                                                                  _____________
NET ASSETS AT DECEMBER 31, 1997                                    $35,584,814
                                                                  =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $4,339,520

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         462,928
  Net realized gain (loss) on investments                                3,182
  Net unrealized appreciation (depreciation) of investments           (236,988)
                                                                   ____________
  Net increase in net assets resulting from operations                 229,122

 Changes from principal transactions:
  Purchase payments                                                  3,866,835
  Contract distributions and terminations                             (272,503)
  Transfer payments from (to) other Accounts and Fixed Account       2,670,273
                                                                   ____________
  Increase in net assets derived from principal transactions         6,264,605
                                                                   ____________
  Total increase                                                     6,493,727
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     10,833,247


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $581,233
  Net realized gain (loss) on investments                              (49,663)
  Net unrealized appreciation (depreciation) of investments            372,723
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      904,293

 Changes from principal transactions:
  Purchase payments                                                  3,918,784
  Contract distributions and terminations                             (720,003)
  Transfer payments from (to) other Accounts and Fixed Account       2,737,467
                                                                   ____________
  Increase in net assets derived from principal transactions         5,936,248
                                                                   ____________
  Total increase                                                     6,840,541
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $17,673,788
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                      $10,036,697

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       1,743,322
  Net realized gain (loss) on investments                               61,629
  Net unrealized appreciation (depreciation) of investments          1,203,795
                                                                   ____________
  Net increase in net assets resulting from operations               3,008,746

 Changes from principal transactions:
  Purchase payments                                                 16,302,789
  Contract distributions and terminations                             (628,676)
  Transfer payments from (to) other Accounts and Fixed Account      12,133,266
                                                                   ____________
  Increase in net assets derived from principal transactions        27,807,379
                                                                   ____________
  Total increase                                                    30,816,125
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     40,852,822




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $2,791,120
  Net realized gain (loss) on investments                            3,085,650
  Net unrealized appreciation (depreciation) of investments          4,758,266
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations   10,635,036

 Changes from principal transactions:
  Purchase payments                                                 25,660,915
  Contract distributions and terminations                           (2,959,153)
  Transfer payments from (to) other Accounts and Fixed Account      15,167,244
                                                                   ____________
  Increase in net assets derived from principal transactions        37,869,006
                                                                   ____________
  Total increase                                                    48,504,042
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $89,356,864
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Research
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                     $16,446,948

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      1,534,737
  Net realized gain (loss) on investments                             662,781
  Net unrealized appreciation (depreciation) of investments         5,420,258
                                                                 _____________
  Net increase in net assets resulting from operations              7,617,776

 Changes from principal transactions:
  Purchase payments                                                32,407,473
  Contract distributions and terminations                          (1,057,801)
  Transfer payments from (to) other Accounts and Fixed Account     21,760,887
                                                                 _____________
  Increase in net assets derived from principal transactions       53,110,559
                                                                 _____________
  Total increase                                                   60,728,335
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    77,175,283




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Research
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $4,344,274
  Net realized gain (loss) on investments                           3,990,034
  Net unrealized appreciation (depreciation) of investments        12,924,937
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  21,259,245

 Changes from principal transactions:
  Purchase payments                                                67,831,805
  Contract distributions and terminations                          (5,188,911)
  Transfer payments from (to) other Accounts and Fixed Account     43,442,755
                                                                 _____________
  Increase in net assets derived from principal transactions      106,085,649
                                                                 _____________
  Total increase                                                  127,344,894
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                  $204,520,177
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Total
                                                                    Return
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                     $15,821,842

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      1,115,103
  Net realized gain (loss) on investments                             120,266
  Net unrealized appreciation (depreciation) of investments         3,147,975
                                                                 _____________
  Net increase in net assets resulting from operations              4,383,344

 Changes from principal transactions:
  Purchase payments                                                23,245,480
  Contract distributions and terminations                          (1,235,631)
  Transfer payments from (to) other Accounts and Fixed Account     16,620,130
                                                                 _____________
  Increase in net assets derived from principal transactions       38,629,979
                                                                 _____________
  Total increase                                                   43,013,323
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    58,835,165



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Total
                                                                    Return
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $3,478,462
  Net realized gain (loss) on investments                             637,746
  Net unrealized appreciation (depreciation) of investments        13,098,517
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  17,214,725

 Changes from principal transactions:
  Purchase payments                                                46,890,224
  Contract distributions and terminations                          (5,975,954)
  Transfer payments from (to) other Accounts and Fixed Account     31,887,495
                                                                 _____________
  Increase in net assets derived from principal transactions       72,801,765
                                                                 _____________
  Total increase                                                   90,016,490
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                  $148,851,655
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Growth &
                                                                      Income
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($49,590)
  Net realized gain (loss) on investments                               30,064
  Net unrealized appreciation (depreciation) of investments          2,471,903
                                                                   ____________
  Net increase in net assets resulting from operations               2,452,377

 Changes from principal transactions:
  Purchase payments                                                 12,034,879
  Contract distributions and terminations                             (227,921)
  Transfer payments from (to) other Accounts and Fixed Account      13,570,237
                                                                   ____________
  Increase in net assets derived from principal transactions        25,377,195
                                                                   ____________
  Total increase                                                    27,829,572
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     27,829,572



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Growth &
                                                                      Income
                                                                    Account(a)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $6,213,951
  Net realized gain (loss) on investments                            1,221,709
  Net unrealized appreciation (depreciation) of investments          4,340,296
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations   11,775,956

 Changes from principal transactions:
  Purchase payments                                                 26,757,151
  Contract distributions and terminations                           (2,887,153)
  Transfer payments from (to) other Accounts and Fixed Account      24,332,817
                                                                   ____________
  Increase in net assets derived from principal transactions        48,202,815
                                                                   ____________
  Total increase                                                    59,978,771
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $87,808,343
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Value +
                                                                      Growth
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $78,608
  Net realized gain (loss) on investments                                4,559
  Net unrealized appreciation (depreciation) of investments            975,580
                                                                   ____________
  Net increase in net assets resulting from operations               1,058,747

 Changes from principal transactions:
  Purchase payments                                                  5,855,390
  Contract distributions and terminations                              (86,176)
  Transfer payments from (to) other Accounts and Fixed Account       7,308,004
                                                                   ____________
  Increase in net assets derived from principal transactions        13,077,218
                                                                   ____________
  Total increase                                                    14,135,965
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     14,135,965



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Value +
                                                                      Growth
                                                                    Account(a)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($506,919)
  Net realized gain (loss) on investments                            1,030,463
  Net unrealized appreciation (depreciation) of investments            347,125
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      870,669

 Changes from principal transactions:
  Purchase payments                                                 18,435,971
  Contract distributions and terminations                           (1,778,873)
  Transfer payments from (to) other Accounts and Fixed Account      24,710,222
                                                                   ____________
  Increase in net assets derived from principal transactions        41,367,320
                                                                   ____________
  Total increase                                                    42,237,989
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $56,373,954
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Equity
                                                                   Account(a)
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $315,884
  Net realized gain (loss) on investments                             (10,354)
  Net unrealized appreciation (depreciation) of investments           108,774
                                                                 _____________
  Net increase in net assets resulting from operations                414,304

 Changes from principal transactions:
  Purchase payments                                                 4,679,176
  Contract distributions and terminations                            (172,244)
  Transfer payments from (to) other Accounts and Fixed Account     15,903,022
                                                                 _____________
  Increase in net assets derived from principal transactions       20,409,954
                                                                 _____________
  Total increase                                                   20,824,258
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    20,824,258



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Equity
                                                                   Account(a)
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $1,981,364
  Net realized gain (loss) on investments                             175,065
  Net unrealized appreciation (depreciation) of investments        (5,059,005)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  (2,902,576)

 Changes from principal transactions:
  Purchase payments                                                11,101,209
  Contract distributions and terminations                          (2,232,677)
  Transfer payments from (to) other Accounts and Fixed Account     11,923,178
                                                                 _____________
  Increase in net assets derived from principal transactions       20,791,710
                                                                 _____________
  Total increase                                                   17,889,134
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $38,713,392
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Fully
                                                                     Managed
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Fully
                                                                     Managed
                                                                    Account(c)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $567,500
  Net realized gain (loss) on investments                               13,366
  Net unrealized appreciation (depreciation) of investments           (119,096)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      461,770

 Changes from principal transactions:
  Purchase payments                                                  3,479,979
  Contract distributions and terminations                              (75,626)
  Transfer payments from (to) other Accounts and Fixed Account       4,590,007
                                                                   ____________
  Increase in net assets derived from principal transactions         7,994,360
                                                                   ____________
  Total increase                                                     8,456,130
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $8,456,130
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Rising
                                                                    Dividends
                                                                    Account(d)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Rising
                                                                    Dividends
                                                                    Account(d)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $534,254
  Net realized gain (loss) on investments                              689,163
  Net unrealized appreciation (depreciation) of investments          1,602,362
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    2,825,779

 Changes from principal transactions:
  Purchase payments                                                 10,120,021
  Contract distributions and terminations                             (591,899)
  Transfer payments from (to) other Accounts and Fixed Account      19,020,816
                                                                   ____________
  Increase in net assets derived from principal transactions        28,548,938
                                                                   ____________
  Total increase                                                    31,374,717
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $31,374,717
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Small Cap
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Small Cap
                                                                    Account(c)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($72,074)
  Net realized gain (loss) on investments                              250,413
  Net unrealized appreciation (depreciation) of investments            652,308
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      830,647

 Changes from principal transactions:
  Purchase payments                                                  4,226,747
  Contract distributions and terminations                             (466,764)
  Transfer payments from (to) other Accounts and Fixed Account       6,810,781
                                                                   ____________
  Increase in net assets derived from principal transactions        10,570,764
                                                                   ____________
  Total increase                                                    11,401,411
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $11,401,411
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $3,554,954

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         331,124
  Net realized gain (loss) on investments                              113,961
  Net unrealized appreciation (depreciation) of investments          1,617,928
                                                                   ____________
  Net increase in net assets resulting from operations               2,063,013

 Changes from principal transactions:
  Purchase payments                                                 12,391,247
  Contract distributions and terminations                             (313,379)
  Transfer payments from (to) other Accounts and Fixed Account       4,775,045
                                                                   ____________
  Increase in net assets derived from principal transactions        16,852,913
                                                                   ____________
  Total increase                                                    18,915,926
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     22,470,880

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($667,695)
  Net realized gain (loss) on investments                              173,271
  Net unrealized appreciation (depreciation) of investments          9,763,541
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    9,269,117

 Changes from principal transactions:
  Purchase payments                                                 32,706,984
  Contract distributions and terminations                           (1,296,354)
  Transfer payments from (to) other Accounts and Fixed Account      11,679,049
                                                                   ____________
  Increase in net assets derived from principal transactions        43,089,679
                                                                   ____________
  Total increase                                                    52,358,796
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $74,829,676
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Smith
                                                                    Barney
                                                                 International
                                                                    Equity
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                      $1,785,234

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        (71,888)
  Net realized gain (loss) on investments                              17,392
  Net unrealized appreciation (depreciation) of investments           731,168
                                                                 _____________
  Net increase in net assets resulting from operations                676,672

 Changes from principal transactions:
  Purchase payments                                                 6,290,530
  Contract distributions and terminations                             (32,636)
  Transfer payments from (to) other Accounts and Fixed Account      2,085,262
                                                                 _____________
  Increase in net assets derived from principal transactions        8,343,156
                                                                 _____________
  Total increase                                                    9,019,828
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    10,805,062

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Smith
                                                                    Barney
                                                                 International
                                                                    Equity
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      ($263,079)
  Net realized gain (loss) on investments                              62,891
  Net unrealized appreciation (depreciation) of investments          (159,210)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations    (359,398)

 Changes from principal transactions:
  Purchase payments                                                10,522,332
  Contract distributions and terminations                            (391,223)
  Transfer payments from (to) other Accounts and Fixed Account      2,996,275
                                                                 _____________
  Increase in net assets derived from principal transactions       13,127,384
                                                                 _____________
  Total increase                                                   12,767,986
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $23,573,048
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                         $790,940

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         399,698
  Net realized gain (loss) on investments                               22,650
  Net unrealized appreciation (depreciation) of investments             94,928
                                                                   ____________
  Net increase in net assets resulting from operations                 517,276

 Changes from principal transactions:
  Purchase payments                                                  5,464,065
  Contract distributions and terminations                              (30,888)
  Transfer payments from (to) other Accounts and Fixed Account       1,453,238
                                                                   ____________
  Increase in net assets derived from principal transactions         6,886,415
                                                                   ____________
  Total increase                                                     7,403,691
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      8,194,631

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($212,941)
  Net realized gain (loss) on investments                              109,408
  Net unrealized appreciation (depreciation) of investments          1,805,213
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    1,701,680

 Changes from principal transactions:
  Purchase payments                                                  9,444,101
  Contract distributions and terminations                             (348,882)
  Transfer payments from (to) other Accounts and Fixed Account       2,199,023
                                                                   ____________
  Increase in net assets derived from principal transactions        11,294,242
                                                                   ____________
  Total increase                                                    12,995,922
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $21,190,553
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $1,279,525

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          86,557
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                  86,557

 Changes from principal transactions:
  Purchase payments                                                 16,828,214
  Contract distributions and terminations                              (12,087)
  Transfer payments from (to) other Accounts and Fixed Account     (14,488,219)
                                                                   ____________
  Increase in net assets derived from principal transactions         2,327,908
                                                                   ____________
  Total increase                                                     2,414,465
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      3,693,990

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $294,311
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      294,311

 Changes from principal transactions:
  Purchase payments                                                 72,869,826
  Contract distributions and terminations                             (272,427)
  Transfer payments from (to) other Accounts and Fixed Account     (64,046,876)
                                                                   ____________
  Increase in net assets derived from principal transactions         8,550,523
                                                                   ____________
  Total increase                                                     8,844,834
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $12,538,824
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Appreciation
                                                                    Account(b)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $407,946
  Net realized gain (loss) on investments                                8,262
  Net unrealized appreciation (depreciation) of investments            (41,534)
                                                                   ____________
  Net increase in net assets resulting from operations                 374,674

 Changes from principal transactions:
  Purchase payments                                                  4,266,029
  Contract distributions and terminations                               (3,440)
  Transfer payments from (to) other Accounts and Fixed Account         948,901
                                                                   ____________
  Increase in net assets derived from principal transactions         5,211,490
                                                                   ____________
  Total increase                                                     5,586,164
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      5,586,164




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Appreciation
                                                                    Account(b)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $1,682,902
  Net realized gain (loss) on investments                                7,316
  Net unrealized appreciation (depreciation) of investments          1,159,392
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    2,849,610

 Changes from principal transactions:
  Purchase payments                                                 17,038,981
  Contract distributions and terminations                             (366,425)
  Transfer payments from (to) other Accounts and Fixed Account       5,412,224
                                                                   ____________
  Increase in net assets derived from principal transactions        22,084,780
                                                                   ____________
  Total increase                                                    24,934,390
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $30,520,554
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(e)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(e)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($96,364)
  Net realized gain (loss) on investments                               36,105
  Net unrealized appreciation (depreciation) of investments            109,908
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       49,649

 Changes from principal transactions:
  Purchase payments                                                 15,566,252
  Contract distributions and terminations                             (243,694)
  Transfer payments from (to) other Accounts and Fixed Account       4,915,575
                                                                   ____________
  Increase in net assets derived from principal transactions        20,238,133
                                                                   ____________
  Total increase                                                    20,287,782
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $20,287,782
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Growth
                                                                    Account(f)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Growth
                                                                    Account(f)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($142,547)
  Net realized gain (loss) on investments                                3,569
  Net unrealized appreciation (depreciation) of investments            902,340
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      763,362

 Changes from principal transactions:
  Purchase payments                                                 22,739,599
  Contract distributions and terminations                             (161,932)
  Transfer payments from (to) other Accounts and Fixed Account       7,235,900
                                                                   ____________
  Increase in net assets derived from principal transactions        29,813,567
                                                                   ____________
  Total increase                                                    30,576,929
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $30,576,929
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                     Balanced
                                                                    Account(e)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                     Balanced
                                                                    Account(e)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($150,561)
  Net realized gain (loss) on investments                                3,850
  Net unrealized appreciation (depreciation) of investments          1,117,979
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      971,268

 Changes from principal transactions:
  Purchase payments                                                 20,980,292
  Contract distributions and terminations                             (142,490)
  Transfer payments from (to) other Accounts and Fixed Account       7,697,442
                                                                   ____________
  Increase in net assets derived from principal transactions        28,535,244
                                                                   ____________
  Total increase                                                    29,506,512
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $29,506,512
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                   Conservative
                                                                    Account(h)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                   Conservative
                                                                    Account(h)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($34,197)
  Net realized gain (loss) on investments                               21,770
  Net unrealized appreciation (depreciation) of investments            245,961
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      233,534

 Changes from principal transactions:
  Purchase payments                                                  5,636,991
  Contract distributions and terminations                              (77,916)
  Transfer payments from (to) other Accounts and Fixed Account       1,636,511
                                                                   ____________
  Increase in net assets derived from principal transactions         7,195,586
                                                                   ____________
  Total increase                                                     7,429,120
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $7,429,120
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Income
                                                                    Account(g)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Income
                                                                    Account(g)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($14,504)
  Net realized gain (loss) on investments                               19,963
  Net unrealized appreciation (depreciation) of investments            100,682
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      106,141

 Changes from principal transactions:
  Purchase payments                                                  2,217,986
  Contract distributions and terminations                              (55,407)
  Transfer payments from (to) other Accounts and Fixed Account         497,653
                                                                   ____________
  Increase in net assets derived from principal transactions         2,660,232
                                                                   ____________
  Total increase                                                     2,766,373
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $2,766,373
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                  Combined
                                                               _______________
NET ASSETS AT JANUARY 1, 1996                                     $67,131,685

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      7,662,474
  Net realized gain (loss) on investments                           1,140,512
  Net unrealized appreciation (depreciation) of investments        15,142,811
                                                               _______________
  Net increase in net assets resulting from operations             23,945,797

 Changes from principal transactions:
  Purchase payments                                               251,088,215
  Contract distributions and terminations                          (5,077,202)
  Transfer payments from (to) other Accounts and Fixed Account      6,745,513
                                                               _______________
  Increase in net assets derived from principal transactions      252,756,526
                                                               _______________
  Total increase                                                  276,702,323
                                                               _______________
NET ASSETS AT DECEMBER 31, 1996                                   343,834,008





























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                  Combined
                                                               _______________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                    $22,449,562
  Net realized gain (loss) on investments                          11,863,276
  Net unrealized appreciation (depreciation) of investments        47,281,155
                                                               _______________
  Net increase (decrease) in net assets resulting from operations  81,593,993

 Changes from principal transactions:
  Purchase payments                                               619,254,759
  Contract distributions and terminations                         (32,105,065)
  Transfer payments from (to) other Accounts and Fixed Account        489,615
                                                               _______________
Increase in net assets derived from principal transactions        587,639,309
                                                               _______________
  Total increase                                                  669,233,302
                                                               _______________
NET ASSETS AT DECEMBER 31, 1997                                $1,013,067,310
                                                               ===============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997



















See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1997

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") was established by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to Contractowners. Investments are stated at the closing net asset values per share on December 31, 1997.

The Separate Account is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. As of December 31, 1997, the Separate Account consisted of twenty-three investment accounts. The assets in each account are invested in shares of a designated Series ("Series," which may also be referred to as a "Portfolio") of mutual funds of the Equi-Select Series Trust, the Warburg Pincus Trust, The GCG Trust, Travelers Series Fund, Inc., the Greenwich
Street Series Fund (formerly the Smith Barney Series Fund, Inc.), or Smith Barney Concert Allocation Series, Inc. (the "Trusts"). The Trusts are open ended management investment companies. Nine of the accounts (the
Advantage, International Fixed Income, Money Market, Mortgage-Backed Securities, OTC, Research, Total Return, Growth & Income and Value + Growth) are invested in specified portfolios of the Equi-Select Series Trust, one of which (International Equity) is invested in the International Equity Portfolio of the Warburg Pincus Trust and three of which (the Fully Managed Series, Rising Dividends Series, and Small Cap Series) are invested in specific series of the GCG Trust as directed by eligible Contractowners. Activity in these thirteen investment accounts is available to Contractowners of the Equi-Select Variable Annuity product.

The remaining ten investment accounts are invested in specific portfolios, four of which (Smith Barney Income and Growth, Smith Barney International Equity, Smith Barney High Income, and Smith Barney Money Market) are invested in the Travelers Series Fund, Inc., one of which (Appreciation) is invested in the Greenwich Street Series Fund, and five of which (Select High Growth, Select Growth, Select Balanced, Select Conservative, and Select Income) are invested in the Smith Barney Concert Allocation Series, Inc. These ten investment accounts and the Research, OTC, and Total Return Accounts, which invest in the Equi-Select Series Trust, are available to Contractowners of the PrimeElite Variable Annuity product.

In 1997, the Separate Account began offering certain accounts in The GCG Trust. These accounts include the Fully Managed and Small Cap Series which commenced operations in the Separate Account on February 5, 1997 and the Rising Dividends on February 10, 1997. Also in 1997, the Separate Account began offering certain accounts in the Smith Barney Concert Allocation
Series, Inc. These include the Select High Growth and Select Balanced which commenced operations on February 21, 1997, Select Growth on March 6, 1997, Select Income on March 19, 1997 and the Select Conservative on March 26, 1997.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES - CONTINUED
Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

NOTE 2 -  EXPENSES

The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account. These charges amounted to $9,273,415 and $46,284, respectively, for the period ended December 31, 1997 ($2,218,969 and $266,096, respectively, for the year ended December 31, 1996).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. For the period ended December 31, 1997, annual contract charges amounted to $331,304, and for the year ended December 31, 1996, these charges amounted to $71,621.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. For the year ended December 31, 1997, transfer charges amounted to $9,603, and for the year ended
December 31, 1996 these charges amounted to $622. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Separate Account.

















NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                          Period ended
                                                        December 31, 1997
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Portfolio                               $12,290,477     $9,124,418
 International Fixed Income Portfolio                7,088,301      2,619,891
 Money Market Portfolio                            104,148,794     87,620,830
 Mortgage-Backed Securities Portfolio                8,725,334      1,628,960
 OTC Portfolio                                      55,385,944     12,741,646
 Research Portfolio                                124,115,511     11,674,173
 Total Return Portfolio                             79,757,256      1,933,369
 Growth & Income Portfolio                          60,425,134      5,940,764
 Value + Growth Portfolio                           45,480,583      4,477,639
Warburg Pincus Trust:
 International Equity Portfolio                     27,122,604      4,349,530
The GCG Trust:
 Fully Managed Series                                8,851,683        289,823
 Rising Dividends Series                            33,451,931      4,368,739
 Small Cap Series                                   12,148,404      1,649,714
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Portfolio           42,878,168        456,184
 Smith Barney International Equity Portfolio        13,044,815        180,510
 Smith Barney High Income Portfolio                 11,885,456        804,155
 Smith Barney Money Market Portfolio                32,473,459     23,622,410
Greenwich Street Series Fund:
 Appreciation Portfolio                             23,836,834         69,152
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Portfolio                       20,497,724        355,955
 Select Growth Portfolio                            29,748,889         77,869
 Select Balanced Portfolio                          28,437,186         52,503
 Select Conservative Portfolio                       7,503,480        342,091
 Select Income Portfolio                             2,914,165        268,437
                                                  ____________________________
Total                                             $792,212,132   $174,648,762
                                                  ============================














NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES - CONTINUED




                                                          Period ended
                                                        December 31, 1996
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Portfolio                               $13,475,395     $2,445,892
 International Fixed Income Portfolio                5,234,780        557,676
 Money Market Portfolio                             43,852,637     30,504,481
 Mortgage-Backed Securities Portfolio                8,065,695      1,682,068
 OTC Portfolio                                      28,902,017        341,386
 Research Portfolio                                 54,653,079      1,744,943
 Total Return Portfolio                             39,063,198        532,334
 Growth & Income Portfolio                          25,439,201        179,200
 Value + Growth Portfolio                           13,221,408        208,125
Warburg Pincus Trust:
 International Equity Portfolio                     21,093,357        367,519
The GCG Trust:
 Fully Managed Series                                       --             --
 Rising Dividends Series                                    --             --
 Small Cap Series                                           --             --
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Portfolio           17,726,592        542,555
 Smith Barney International Equity Portfolio         8,397,915        126,647
 Smith Barney High Income Portfolio                  7,606,805        320,692
 Smith Barney Money Market Portfolio                11,135,757      8,725,874
Greenwich Street Series Fund:
 Appreciation Portfolio                              5,719,716        100,280
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Portfolio                               --             --
 Select Growth Portfolio                                    --             --
 Select Balanced Portfolio                                  --             --
 Select Conservative Portfolio                              --             --
 Select Income Portfolio                                    --             --
                                                  ____________________________
Total                                             $303,587,552    $48,379,672
                                                  ============================













NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                                          Period ended
                                                        December 31, 1997
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Account                                     988,376        805,145
 International Fixed Income Account                    511,014        213,732
 Money Market Account                                9,788,350      8,382,113
 Mortgage-Backed Securities Account                    637,610        141,260
 OTC Account                                         2,986,261        763,994
 Research Account                                    6,629,166        633,673
 Total Return Account                                5,022,503        132,764
 Growth & Income Account                             3,939,022        468,665
 Value + Growth Account                              3,422,916        334,897
Warburg Pincus Trust:
 International Equity Account                        2,309,409        427,281
The GCG Trust:
 Fully Managed Account                                 445,585         15,573
 Rising Dividends Account                            1,786,818        225,115
 Small Cap Account                                   1,013,794        128,770
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Account              2,652,067         19,906
 Smith Barney International Equity Account             939,196         10,039
 Smith Barney High Income Account                      935,447         61,286
 Smith Barney Money Market Account                   3,064,438      2,270,529
Greenwich Street Series Fund:
 Appreciation Account                                1,684,041          3,346
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Account                          1,899,205         32,872
 Select Growth Account                               2,774,943          7,330
 Select Balanced Account                             2,672,747          4,406
 Select Conservative Account                           702,940         31,706
 Select Income Account                                 275,346         24,505


















NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS - CONTINUED



                                                          Period ended
                                                        December 31, 1996
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Account                                   1,374,019        396,282
 International Fixed Income Account                    502,939        108,758
 Money Market Account                                9,656,473      8,432,754
 Mortgage-Backed Securities Account                    806,213        255,416
 OTC Account                                         2,002,398        159,271
 Research Account                                    3,947,429        357,941
 Total Return Account                                3,298,269        256,496
 Growth & Income Account                             2,280,154         51,266
 Value + Growth Account                              1,294,691         56,342
Warburg Pincus Trust:
 International Equity Account                        2,094,800         68,096
The GCG Trust:
 Fully Managed Account                                      --             --
 Rising Dividends Account                                   --             --
 Small Cap Account                                          --             --
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Account              1,330,977         46,462
 Smith Barney International Equity Account             663,194         12,607
 Smith Barney High Income Account                      623,760         25,307
 Smith Barney Money Market Account                   1,696,660      1,472,802
Greenwich Street Series Fund:
 Appreciation Account                                  509,854         12,820
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Account                                 --             --
 Select Growth Account                                      --             --
 Select Balanced Account                                    --             --
 Select Conservative Account                                --             --
 Select Income Account                                      --             --

















NOTE 6 - NET ASSETS
Net assets at December 31, 1997 consisted of the following:

                                     International                  Mortgage-
                                         Fixed         Money         Backed
                         Advantage      Income        Market       Securities
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $16,689,180   $11,557,842   $34,338,801     $16,420,839
Accumulated net invest-
 ment income (loss)       1,419,781     1,166,386     1,246,013       1,195,458
Net unrealized appre-
 ciation (depreciation)
 of investments            (280,919)     (819,576)           --          57,491
                        ________________________________________________________
                        $17,828,042   $11,904,652   $35,584,814     $17,673,788
                        ========================================================

                                                       Total        Growth &
                            OTC        Research       Return         Income
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $74,852,626  $174,593,032  $126,121,822     $73,610,074
Accumulated net invest-
 ment income (loss)       8,514,637    10,054,057     5,451,568       7,386,070
Net unrealized appre-
 ciation (depreciation)
 of investments           5,989,601    19,873,088    17,278,265       6,812,199
                        ________________________________________________________
                        $89,356,864  $204,520,177  $148,851,655     $87,808,343
                        ========================================================

                          Value +    International     Fully         Rising
                           Growth       Equity        Managed       Dividends
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $54,449,097   $41,191,310    $7,994,360     $28,548,938
Accumulated net invest-
 ment income (loss)         602,152     2,472,313       580,866       1,223,417
Net unrealized appre-
 ciation (depreciation)
 of investments           1,322,705    (4,950,231)     (119,096)      1,602,362
                        ________________________________________________________
                        $56,373,954   $38,713,392    $8,456,130     $31,374,717
                        ========================================================






NOTE 6 - NET ASSETS - CONTINUED


                                         Smith         Smith          Smith
                                        Barney        Barney         Barney
                           Small      Income and   International      High
                            Cap         Growth        Equity         Income
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $10,570,764   $63,380,035   $23,245,235     $18,963,957
Accumulated net invest-
 ment income (loss)         178,339      (120,246)     (275,705)        326,526
Net unrealized appre-
 ciation (depreciation)
 of investments             652,308    11,569,887       603,518       1,900,070
                        ________________________________________________________
                        $11,401,411   $74,829,676   $23,573,048     $21,190,553
                        ========================================================

                           Smith
                           Barney                     Select
                           Money                       High          Select
                           Market    Appreciation     Growth         Growth
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $12,226,693   $27,304,532   $20,238,133     $29,813,567
Accumulated net invest-
 ment income (loss)         312,131     2,098,164       (60,259)       (138,978)
Net unrealized appre-
 ciation (depreciation)
 of investments                  --     1,117,858       109,908         902,340
                        ________________________________________________________
                        $12,538,824   $30,520,554   $20,287,782     $30,576,929
                        ========================================================

                                        Select
                           Select       Conser-       Select
                          Balanced      vative        Income
                          Account       Account       Account        Combined
                        ________________________________________________________
Unit transactions       $28,535,244    $7,195,586    $2,660,232    $904,501,899
Accumulated net invest-
 ment income (loss)        (146,711)      (12,427)        5,459      43,479,011
Net unrealized appre-
 ciation (depreciation)
 of investments           1,117,979       245,961       100,682     $65,086,400
                        ________________________________________________________
                        $29,506,512    $7,429,120    $2,766,373  $1,013,067,310
                        ========================================================

NOTE 7 - YEAR 2000 (UNAUDITED):
Based on a study of its computer software and hardware, Equitable of Iowa Companies, Inc. ("EIC"), the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.







      ]